UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	National – 0.6%

$4,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	A3	$4,299,200

14,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Mandatory put 10/31/19) (Alternative Minimum Tax)	No Opt. Call	Baa1	15,014,860

8,000	GMAC Municipal Mortgage Trust, Series C-1, 5.700%, 10/31/40 (Mandatory put 4/30/25) (Alternative Minimum Tax)	4/15 at 100.00	Baa2	8,280,560

604	MMA Financial Multifamily Securitization Trust, Class B Certificates, Series 2005A, 9.000%, 6/01/39 (Mandatory put 12/01/09) (Alternative Minimum Tax)	8/07 at 115.00	N/R	636,827

1,578	MMA Financial Mutlifamily Securitization Trust, Class B Certificates, Series 2005B, 9.000%, 7/01/40 (Mandatory put 7/01/10) (Alternative Minimum Tax)	8/07 at 101.00	N/R	1,604,321
28,182	Total National			29,835,768
	Alabama – 2.6%

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
8,790	5.250%, 11/15/20	11/15 at 100.00	Baa1	9,214,821
50,610	5.000%, 11/15/30	11/15 at 100.00	Baa1	51,525,029

5,550	Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation, Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/14 at 100.00	B	5,713,448

9,000	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2004A, 4.750%, 5/01/17	11/14 at 100.00	BBB	9,198,450

295	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	302,051

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital, Series 2006:
1,635	4.750%, 3/01/26	3/16 at 100.00	Baa2	1,611,734
3,775	4.750%, 3/01/36	3/16 at 100.00	Baa2	3,679,002

1,525	Prattville Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Co. Projects, Series 2006A, 4.550%, 12/01/26	12/11 at 100.00	BBB	1,478,762

	Prichard Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series 2005:
3,065	4.500%, 8/15/12	No Opt. Call	BBB–	3,014,397
24,600	5.000%, 8/15/35	11/15 at 102.00	BBB–	24,719,556

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
1,565	8.125%, 1/01/21 (4)	1/11 at 102.00	N/R	689,007
350	8.250%, 1/01/31 (4)	1/11 at 102.00	N/R	153,972

2,500	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (4)	No Opt. Call	N/R	1,100,000

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	2,097,600
13,045	6.000%, 8/01/35	8/15 at 100.00	N/R	13,645,331
128,305	Total Alabama			128,143,160
	Alaska – 0.2%

5,000	Alaska Industrial Development and Export Authority, Revenue Bonds, Lake Dorothy Hydroelectric Project, Series 2006, 5.000%, 12/01/35 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AAA	5,092,000

1,000	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 5.500%, 6/01/36 – ACA Insured	6/16 at 100.00	A	1,071,920

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)	6/10 at 100.00	AAA	2,164,520

1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	Baa3	1,009,410
9,000	Total Alaska			9,337,850

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Arizona – 2.0%

$40	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.250%, 11/15/29	11/09 at 100.00	Baa3		$41,834

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 2002A:
150	5.375%, 2/15/18	2/12 at 101.00	Baa3		156,026
1,430	6.250%, 2/15/21	2/12 at 101.00	Baa3		1,556,140
30	5.875%, 2/15/27	2/13 at 100.00	Baa3		32,031
1,000	6.000%, 2/15/32	2/12 at 101.00	Baa3		1,072,360

3,000	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates – Terraces Project, Series 2003A, 7.750%, 11/15/33	11/13 at 101.00	N/R		3,390,510

896	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R		989,283

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
1,400	4.625%, 12/01/26	12/15 at 100.00	BBB		1,367,926
1,185	4.625%, 12/01/27	12/15 at 100.00	BBB		1,154,759
1,700	4.700%, 12/01/28	12/15 at 100.00	BBB		1,672,528
345	4.750%, 12/01/29	12/15 at 100.00	BBB		341,184
1,855	4.750%, 12/01/30	12/15 at 100.00	BBB		1,836,339
200	5.000%, 12/01/35	12/15 at 100.00	BBB		203,272

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11) (Alternative Minimum Tax)	11/07 at 103.00	N/R		19,878,200

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	BB		6,990,278

1,995	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	12/08 at 100.00	N/R		2,045,075

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,405	5.000%, 4/01/16	4/15 at 100.00	Baa1		3,543,686
2,345	5.000%, 4/01/17	4/15 at 100.00	Baa1		2,434,814
2,000	5.000%, 4/01/18	4/15 at 100.00	Baa1		2,068,980
6,195	5.000%, 4/01/25	4/15 at 100.00	Baa1		6,357,495
5,000	5.000%, 4/01/35	4/15 at 100.00	Baa1		5,090,250

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R		426,384

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
315	6.375%, 11/01/13	11/11 at 103.00	N/R		324,167
790	7.250%, 11/01/23	11/11 at 103.00	N/R		853,390
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R		1,846,133

2,490	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R		2,505,139

1,640	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage Elementary School, Series 2004, 7.500%, 7/01/34	7/14 at 100.00	N/R		1,738,630

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB-		577,231

4,700	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe Educational Services Charter School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R	(3)	5,661,150

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
600	6.000%, 6/01/16	No Opt. Call	N/R		611,310
1,240	6.250%, 6/01/26	6/16 at 100.00	N/R		1,278,304
3,000	6.375%, 6/01/36	6/16 at 100.00	N/R		3,096,510

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Arizona (continued)

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
$250	5.875%, 6/01/22	6/16 at 100.00	BB	$255,925
475	6.000%, 6/01/36	6/16 at 100.00	BB	484,643

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BBB–	1,683,974
1,035	6.125%, 9/01/34	9/14 at 100.00	BBB–	1,081,461

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R	103,090
300	5.400%, 7/01/15	No Opt. Call	N/R	313,491
5,420	6.000%, 7/01/30	7/16 at 100.00	N/R	5,733,113

1,600	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R	1,562,640

6,200	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	BBB	6,303,230
95,346	Total Arizona			98,662,885
	Arkansas – 0.5%

45	Calhoun County, Arkansas, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation Project, Series 2001, 6.375%, 11/01/26 (Alternative Minimum Tax)	11/11 at 101.00	B2	47,412

10,320	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)	10/07 at 102.00	B2	10,452,715

4,200	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005A, 5.000%, 2/01/35	2/15 at 100.00	BBB	4,277,616

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
3,000	5.000%, 2/01/25	2/15 at 100.00	BBB	3,083,610
4,205	5.000%, 2/01/30	2/15 at 100.00	BBB	4,296,753
21,770	Total Arkansas			22,158,106
	California – 16.6%

1,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/07 at 102.00	BB+	1,269,600

	ABAG Finance Authority for Non-Profit Corporations, California, Community Facilities District 2006-1 Rincon Hills Special Tax Bonds, Series 2006A:
500	5.200%, 9/01/26	9/16 at 100.00	N/R	509,615
1,560	5.250%, 9/01/36	9/16 at 100.00	N/R	1,597,097

11,345	Affordable Housing Agency, California, Multifamily Housing Revenue Bonds, Westridge at Hilltop Apartments, Series 2003A-S, 6.375%, 12/15/33	12/08 at 103.00	Baa3	11,641,672

12,250	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power and Telecom, Series 2004, 7.000%, 6/01/09	No Opt. Call	N/R	12,188,015

	American Canyon Financing Authority, California, Infrastructure Revenue Bonds, American Canyon Road East AD, Series 2005:
2,000	5.000%, 9/02/30	9/14 at 102.00	N/R	2,018,880
3,390	5.100%, 9/02/35	9/14 at 102.00	N/R	3,432,172

2,960	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2003A, 7.000%, 9/01/33	9/13 at 102.00	N/R	3,346,369

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,529,583
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	2,000,531

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
$1,730	5.600%, 9/01/25	9/15 at 102.00	N/R	$1,839,734
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,464,225
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	2,659,475

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
1,000	5.350%, 9/01/28	9/15 at 102.00	N/R	1,046,900
1,490	5.400%, 9/01/35	9/15 at 102.00	N/R	1,557,542

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	893,492
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	2,153,155

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B:
685	5.000%, 9/01/27	9/08 at 103.00	N/R	684,534
1,485	5.050%, 9/01/37	9/08 at 103.00	N/R	1,495,633

1,500	Benicia, California, Assessment District Limited Obligation Improvement Bonds, Series 2004B, 5.900%, 9/02/30	3/11 at 100.00	N/R	1,531,065

1,000	Calaveras County Community Facilities District 2, California, Special Tax Bonds, Saddle Creek, Series 2006, 5.000%, 9/01/26	3/07 at 103.00	N/R	1,007,580

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
5,000	0.000%, 6/01/21	12/18 at 100.00	Baa3	4,305,350
4,070	0.000%, 6/01/28	12/18 at 100.00	Baa3	3,495,357
4,990	0.000%, 6/01/36 (Mandatory put 6/01/23)	12/18 at 100.00	Baa3	4,291,101

5,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 – AMBAC Insured (UB)	5/12 at 101.00	AAA	6,263,533

17,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/15 – AMBAC Insured (UB)	5/12 at 101.00	AAA	18,542,070

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.375%, 5/01/17 – XLCA Insured (Pre-refunded 5/01/12) (UB)	5/12 at101.00	AAA	2,177,400

460	California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS, Series 344 8.921%, 5/01/13 - AMBAC Insured (IF)	5/12 at 101.00	AAA	583,322

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
7,700	5.500%, 5/01/13 – AMBAC Insured (UB)	5/12 at 101.00	AAA	8,387,687
7,750	5.500%, 5/01/14 – AMBAC Insured (UB)	5/12 at 101.00	AAA	8,453,003

6,375	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	6,526,343

2,165	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/30	1/15 at 100.00	BBB–	2,215,336

	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993:
2,025	5.625%, 5/15/08	5/07 at 100.00	BB	2,025,223
3,590	5.750%, 5/15/15	5/07 at 100.00	BB	3,590,898

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006:
4,000	5.250%, 4/01/39	4/16 at 100.00	A+	4,221,200
5,000	5.250%, 3/01/45	3/16 at 100.00	A+	5,267,350

1,900	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	1,971,554

2,560	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/07 at 101.00	BB–	2,551,987

2,700	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002B, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB+	2,850,606

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$6,650	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB+	$7,020,937

5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	5,211,400

5,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/15 at 101.00	BBB	5,677,925

11,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)	4/15 at 101.00	BBB	11,697,950

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	BBB	1,049,650

7,800	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	4/07 at 100.00	BB–	7,846,956

30,300	California State, General Obligation Series 2006, 5.000%, 9/01/32	9/16 at 100.00	A+	31,833,786

3,240	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	8/09 at 100.00	N/R	3,369,632

650	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/09 at 102.00	N/R	680,245

495	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	3/07 at 103.00	N/R	509,855

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
460	5.250%, 7/01/24	7/15 at 100.00	BBB+	483,437
1,965	5.250%, 7/01/30	7/15 at 100.00	BBB+	2,057,414
10,480	5.250%, 7/01/35	7/15 at 100.00	BBB+	10,957,993
19,880	5.000%, 7/01/39	7/15 at 100.00	BBB+	20,145,000

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	3,101,612

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
2,425	5.000%, 11/01/21	11/16 at 100.00	N/R	2,450,002
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,308,385
800	5.000%, 11/01/29	11/16 at 100.00	N/R	797,248

4,065	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	4,192,072

11,050	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	11,706,812

880	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	904,658

1,500	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.625%, 10/01/33	10/13 at 100.00	N/R	1,638,840

9,580	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43	11/15 at 100.00	AA–	9,952,854

	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School of Law, Series 2005A:
11,720	4.875%, 10/01/31	10/15 at 100.00	BBB–	11,950,064
3,070	4.875%, 10/01/35	10/15 at 100.00	BBB–	3,139,505

1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	1,085,437

1,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 04-1 – Rancho Madrina, Series 2005, 5.250%, 9/01/34	9/15 at 100.00	N/R	1,022,480

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	$2,123,000

	Carlsbad, California, Limited Obligation Improvement Bonds, Assessment District 2002-01, Series 2005A:
2,170	5.150%, 9/02/29	9/12 at 100.00	N/R	2,200,901
2,715	5.200%, 9/02/35	9/12 at 100.00	N/R	2,756,241

1,435	Carson Public Financing Authority, California, Reassessment Revenue Bonds, Series 2006B, 5.000%, 9/02/31	9/07 at 102.00	N/R	1,446,824

4,260	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 4, Series 2006, 4.500%, 10/01/41 – AMBAC Insured (UB)	10/17 at 100.00	AAA	4,166,110

	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2006:
865	5.000%, 9/01/26	3/07 at 102.00	N/R	865,285
500	5.000%, 9/01/30	3/07 at 102.00	N/R	500,920

	Chino, California, Community Facilities District 03-3 Improvement Area 2 Special Tax Bonds, Series 2006:
4,000	5.000%, 9/01/26	3/16 at 100.00	N/R	4,015,760
5,310	5.000%, 9/01/31	3/16 at 100.00	N/R	5,350,250
3,435	5.000%, 9/01/36	3/16 at 100.00	N/R	3,451,041

	Chino, California, Special Tax Bonds, Community Facilities District 03-3, Area 1, Series 2004:
1,300	5.700%, 9/01/29	9/12 at 102.00	N/R	1,361,880
1,355	5.750%, 9/01/34	9/12 at 102.00	N/R	1,426,720

1,285	Chino, California, Special Tax Bonds, Community Facilities District 06-2, Series 2006, 5.000%, 9/01/36	3/07 at 102.00	N/R	1,296,154

875	Corona, California, Community Facilities District 2003-2, Special Tax Bonds, Highlands Collection, Series 2006, 5.150%, 9/01/26	9/16 at 100.00	N/R	888,519

	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2005A:
4,500	5.050%, 9/01/34	9/15 at 100.00	N/R	4,538,790
3,115	5.000%, 9/01/34	9/15 at 100.00	N/R	3,149,919

1,500	Corona-Norco Inified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006B, 5.000%, 9/01/36	3/07 at 103.00	N/R	1,507,305

	Corona-Norco Unified School District, California, Special Tax Bonds, Community Facilities District 03-1, Series 2004:
1,000	5.375%, 9/01/25	9/14 at 100.00	N/R	1,030,190
1,000	5.375%, 9/01/33	9/14 at 100.00	N/R	1,028,780

2,000	Corona-Norco Unified School District, Riverside County, California, Community Facilities District 04-1 Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	2,040,000

2,230	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005, 5.000%, 8/15/25	8/15 at 100.00	N/R	2,299,509

210	Eastern California Municipal Water District, Community Facilities District 2005-40 Mahogany Special Tax Bonds, Series 2006, 5.000%, 9/01/36	3/07 at 102.00	N/R	212,623

3,120	Eastern Municipal Water District, California, Community Facilities District 2001-1 Improvement Area A, Special Tax Bonds, Series 2006, 5.125%, 9/01/36	3/07 at 102.00	N/R	3,164,710

1,105	Eastern Municipal Water District, California, Community Facility District No 2004-34, Faircrest, Special Tax Bonds, Series 2006, 5.250%, 9/01/36	3/07 at 102.00	N/R	1,127,199

410	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	3/07 at 102.00	N/R	418,200

1,200	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	1,233,660

1,750	Elsinore Valley Municipal Water District, California, Special Tax Bonds, Series 2004, 5.700%, 9/01/34	9/12 at 102.00	N/R	1,803,270

1,200	Escondido, California, Special Tax Bonds, Community Facilities District 2006-1 Eureka Ranch, Series 2006, 5.150%, 9/01/36	3/07 at 103.00	N/R	1,219,464

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006:
2,610	5.000%, 9/01/26	9/07 at 103.00	N/R	2,630,645
2,560	5.000%, 9/01/36	9/07 at 103.00	N/R	2,572,467

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$3,500	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	$3,728,690

7,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons, Series 2005, 5.375%, 9/01/36	9/15 at 100.00	N/R	7,701,900

1,500	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002, 6.200%, 9/01/32	9/12 at 100.00	N/R	1,597,110

31,935	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	AAA	33,303,095

29,890	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39	6/13 at 100.00	BBB	34,177,123

1,590	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42	6/13 at 100.00	BBB	1,941,851

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42	6/13 at 100.00	BBB	1,215,730

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-5, 7.875%, 6/01/42	6/13 at 100.00	BBB	2,439,800

9,365	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45	6/15 at 100.00	A	9,676,948

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/07 at 103.00	N/R	591,160

200	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	3/07 at 103.00	N/R	204,274

	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1, Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	515,290
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	1,030,570

	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A:
750	4.750%, 5/15/21	5/16 at 100.00	BBB–	760,080
400	4.875%, 5/15/26	5/16 at 100.00	BBB–	406,548
3,210	5.125%, 5/15/41	5/16 at 100.00	BBB–	3,286,013

	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
1,020	6.000%, 5/15/34	5/14 at 100.00	N/R	1,078,069
790	6.125%, 5/15/38	5/14 at 100.00	N/R	843,167
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	2,764,725

1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39	11/14 at 100.00	N/R	1,056,160

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	3,542,489

9,015	Independent Cities Lease Finance Authority, California, Senior Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005A, 5.200%, 8/15/45 – ACA Insured	8/15 at 100.00	A	9,454,842

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	1,077,981

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,550	5.100%, 9/01/30	9/15 at 102.00	N/R	2,596,895
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	3,892,014
2,175	5.150%, 9/01/35	9/15 at 102.00	N/R	2,213,106

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
$645	5.050%, 9/01/26	9/08 at 103.00	N/R	$650,089
1,885	5.125%, 9/01/36	9/08 at 103.00	N/R	1,912,012

1,540	Irvine Assessment District 87-08, California, Group 7 Limited Obligation Improvement Bonds, Series 2006, 5.100%, 9/02/24	3/07 at 103.00	N/R	1,559,481

515	Irvine Assessment District 93-14, Orange County, California, Group 4 Limited Obligation Improvement Bonds, Series 2006, 5.000%, 9/02/25	3/07 at 103.00	N/R	517,405

1,120	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 03-19, Group 3, Series 2005, 5.000%, 9/02/29	3/15 at 100.00	N/R	1,127,336

	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 87-08, Group 7, Series 2005:
665	5.000%, 9/02/22	9/15 at 100.00	N/R	677,289
735	5.000%, 9/02/24	9/15 at 100.00	N/R	738,793

1,525	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 93-14, Group 3, Series 2005, 5.000%, 9/02/25	9/15 at 100.00	N/R	1,531,802

	Irvine, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006:
750	5.200%, 9/01/26	3/07 at 103.00	N/R	764,423
1,875	5.250%, 9/01/36	9/16 at 100.00	N/R	1,919,588

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
4,455	5.000%, 9/01/26	9/16 at 100.00	N/R	4,524,320
14,705	5.125%, 9/01/36	9/16 at 100.00	N/R	15,028,363

1,565	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 16 –Eastvale Area, Series 2005A, 5.300%, 9/01/34	9/13 at 100.00	N/R	1,597,583

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,750,325

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,286,928

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/09 at 103.00	N/R	3,028,980
8,000	5.150%, 9/01/36	9/09 at 103.00	N/R	8,107,360

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1, Series 2005:
1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	1,231,663
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	1,256,458

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/08 at 103.00	N/R	924,487
4,660	5.250%, 9/01/37	9/08 at 103.00	N/R	4,751,709

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/12 at 102.00	N/R	998,708
1,100	5.350%, 9/01/36	9/12 at 102.00	N/R	1,128,534

4,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	4,644,945

1,160	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-6, Center Townhomes, Series 2006, 5.350%, 9/01/36	9/12 at 102.00	N/R	1,190,090

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	2,168,440

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	4,343,382

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006:
$630	5.000%, 9/01/26	3/07 at 103.00	N/R	$630,208
1,365	5.000%, 9/01/36	3/07 at 103.00	N/R	1,366,488

25	Los Angeles Regional Airports Improvement Corporation, California, Facilities Lease Revenue Bonds, American Airlines Inc., Terminal 4 Project, Series 2002C, 7.000%, 12/01/12 (Alternative Minimum Tax)	No Opt. Call	B	27,144

630	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B	726,894

	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C:
35	6.125%, 12/01/07 (Alternative Minimum Tax)	No Opt. Call	B	35,435
12,990	7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B	14,987,862

795	Los Banos Redevelopment Agency, California, Project Tax Allocation Bonds, Los Banos Redevelopment Project, Series 2006, 4.400%, 9/01/29 – RAAI Insured	9/16 at 100.00	AA	768,121

520	Madera, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2006, 5.000%, 9/01/36	3/07 at 103.00	N/R	517,192

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006:
625	5.200%, 9/01/26	9/15 at 100.00	N/R	636,013
1,000	5.250%, 9/01/36	9/15 at 100.00	N/R	1,020,090

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facility District 2003-2, Improvement Area A:
610	5.000%, 9/01/26	3/07 at 103.00	N/R	606,584
1,560	5.000%, 9/01/36	3/07 at 103.00	N/R	1,551,576

1,415	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	1,509,819

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	1,296,772
1,245	5.300%, 9/01/36	3/07 at 103.00	N/R	1,276,424

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark Highlands Project, Series 2006:
1,900	5.250%, 9/01/26	9/16 at 100.00	N/R	1,943,719
4,125	5.300%, 9/01/38	9/16 at 100.00	N/R	4,235,509

	Moreno Valley Unified School District, Riverside County, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006:
220	5.000%, 9/01/26	3/07 at 102.00	N/R	220,906
510	5.000%, 9/01/36	3/07 at 102.00	N/R	512,484

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	626,790

2,000	Morgan Hill Financing Authority, California, Reassessment Revenue Bonds, Madron Business Park, Series 2005A, 5.250%, 9/02/25	9/10 at 102.00	N/R	1,991,680

875	Multifamily Housing Revenue Bond Pass-Through Certificates, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	912,931

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	3/07 at 102.00	N/R	372,366
550	5.450%, 9/01/38	3/07 at 102.00	N/R	561,110

	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005:
1,355	5.100%, 9/01/26	9/09 at 103.00	N/R	1,365,081

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)
$805	5.300%, 9/01/35	9/09 at 103.00	N/R	$819,152
1,815	5.200%, 9/01/35	9/09 at 103.00	N/R	1,838,141

2,720	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds, Series 2006D, 5.000%, 9/01/33	3/07 at 103.00	N/R	2,758,162

2,000	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District 00-1 - Ocean Ranch Corporate Center, Series 2004, 5.875%, 9/01/34	9/14 at 100.00	N/R	2,108,580

1,250	Orange County, California, Newport Coast Phase IV Assessment District 01-1 Limited Obligation Improvement Bonds, Series 2006, 5.050%, 9/02/33	9/16 at 100.00	N/R	1,267,500

	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	522,140
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,701,180
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,047,810

4,000	Orange County, California, Special Tax Bonds, Community Facilities District 04-1 of Ladera Ranch, Series 2005A, 5.200%, 8/15/34	8/12 at 101.00	N/R	4,094,440

1,755	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	1,816,636

	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006:
580	5.000%, 9/01/26	9/08 at 103.00	N/R	580,157
1,300	5.000%, 9/01/37	9/08 at 103.00	N/R	1,305,239

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,313,723
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,518,362

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24	9/12 at 102.00	N/R	517,400
1,500	5.100%, 9/01/28	9/12 at 102.00	N/R	1,507,890
1,050	5.150%, 9/01/32	9/12 at 102.00	N/R	1,066,086

1,390	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,431,380

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	2,150,480

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Series 2004:
650	5.375%, 9/01/34	9/11 at 102.00	N/R	669,929
875	5.375%, 9/01/34	9/11 at 102.00	N/R	901,828

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Stonebridge Estates Improvement Area B, Series 2005:
1,360	5.000%, 9/01/30	9/14 at 100.00	N/R	1,370,608
3,355	5.100%, 9/01/35	9/14 at 100.00	N/R	3,410,760

9,125	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 6, Improvement Area B, Series 2005, 5.125%, 9/01/36	9/15 at 100.00	N/R	9,308,686

2,150	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	2,176,746

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R	2,027,000
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R	1,534,695

	Riverside, California, Special Tax Bonds, Community Facilities District 92-1 – Sycamore Canyon Business Park, Series 2005A:
1,000	5.125%, 9/01/25	9/15 at 101.00	N/R	1,014,330
2,000	5.300%, 9/01/34	9/15 at 101.00	N/R	2,056,660

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$3,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	$3,564,120

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006:
235	5.000%, 9/01/18	3/07 at 103.00	N/R	238,657
645	5.100%, 9/01/20	3/07 at 103.00	N/R	653,514
2,370	5.200%, 9/01/26	3/07 at 103.00	N/R	2,415,575
3,255	5.250%, 9/01/37	3/07 at 103.00	N/R	3,332,404

9,690	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	10,040,294

2,895	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005A, 5.150%, 8/01/35	8/15 at 100.00	N/R	2,937,788

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 100.00	N/R	365,200
3,020	0.000%, 8/01/34	8/15 at 100.00	N/R	629,066

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	3/07 at 102.00	N/R	918,000

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	1,179,811
700	5.050%, 9/01/30	9/15 at 100.00	N/R	708,477
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	2,346,425

6,250	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	3/08 at 102.00	N/R	6,370,625

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	2,563,100

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	909,684

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	N/R	4,357,320

	Temecula Valley Unified School District, Riverside County, California, Community Facilities District No. 2005-1, Special Tax Bonds, Series 2006:
590	5.000%, 9/01/27	3/07 at 102.00	N/R	596,466
900	5.000%, 9/01/36	3/07 at 102.00	N/R	911,241

4,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	6/15 at 100.00	BBB	4,157,560

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
14,950	5.000%, 6/01/37	6/14 at 100.00	BBB	15,081,411
24,230	5.125%, 6/01/46	6/14 at 100.00	BBB	24,598,054

4,050	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	4,054,293

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,234,607
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,862,298

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	8,057,175

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	4,248,621

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

	West Sacramento, California, Special Tax Bonds, Community Facilities District 20, Bridgeway Lakes II, Series 2005:
$1,000	5.125%, 9/01/25	9/13 at 102.00	N/R	$1,013,120
1,730	5.300%, 9/01/35	9/13 at 102.00	N/R	1,773,665

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R	1,024,550
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R	3,863,369

	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006:
700	5.000%, 9/01/26	3/07 at 103.00	N/R	691,789
1,780	5.000%, 9/01/36	3/07 at 103.00	N/R	1,756,896

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R	4,716,104

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R	2,591,042
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R	7,360,875
791,205	Total California			799,318,891
	Colorado – 6.7%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25	12/15 at 100.00	N/R	3,122,070
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R	5,603,431

18,375	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R	19,770,214

1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – XLCA Insured	10/16 at 100.00	AAA	1,162,653

2,835	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R	3,088,449

3,060	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R	3,469,459

925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	1,028,508

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,462,649

4,525	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	5,031,348

2,750	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2002, 7.375%, 12/01/32	12/12 at 100.00	N/R	2,984,795

3,850	Canterberry Crossing Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 6.500%, 12/01/35	12/12 at 100.00	N/R	4,011,315

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
2,500	6.000%, 12/01/25	12/15 at 100.00	N/R	2,587,200
4,000	6.125%, 12/01/35	12/15 at 100.00	N/R	4,131,720

6,660	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R	7,186,473

4,485	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%, 3/15/32	3/12 at 100.00	N/R	4,672,966

1,180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R	1,162,276

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
405	6.125%, 7/01/12	7/09 at 102.00	N/R	409,710
1,460	6.500%, 7/01/24	7/09 at 102.00	N/R	1,493,960

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Colorado (continued)

$950	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded 7/15/08)	7/08 at 100.00	N/R	(3)	$984,571

3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts and Technology Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R		3,589,051

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – Platte River Academy, Series 2002A:
945	7.250%, 3/01/22 (Pre-refunded 3/01/10)	3/10 at 100.00	Ba2	(3)	1,012,889
750	7.250%, 3/01/32 (Pre-refunded 3/01/10)	3/10 at 100.00	AAA		824,925

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
625	6.750%, 3/01/14	No Opt. Call	N/R		651,138
730	7.250%, 3/01/24	3/14 at 100.00	N/R		786,553
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R		1,685,034

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003:
485	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		558,696
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		1,015,613

3,776	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA		4,197,326

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
3,010	5.500%, 2/15/26	2/16 at 101.00	N/R		2,987,124
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R		2,334,924

975	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R		1,016,369

2,485	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32 (Pre-refunded 3/01/10)	3/10 at 102.00	N/R	(3)	2,777,658

4,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)	8/11 at 100.00	AAA		4,620,560

4,185	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33	10/13 at 100.00	N/R		3,887,991

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 – Frontier Academy, Series 2001:
2,575	7.250%, 6/01/20 (Pre-refunded 6/01/11)	6/11 at 100.00	Ba1	(3)	2,858,997
1,775	7.375%, 6/01/31 (Pre-refunded 6/01/11)	6/11 at 100.00	Ba1	(3)	2,005,395

3,645	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34	6/14 at 100.00	N/R		3,963,974

	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver Academy, Series 2003A:
500	7.000%, 11/01/23	11/13 at 100.00	BBB–		556,795
810	7.125%, 11/01/28	11/13 at 100.00	BBB–		900,396

3,865	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Boulder Country Day School, Series 1999, 6.750%, 9/01/24 (Pre-refunded 9/01/09)	9/09 at 101.00	N/R	(3)	4,072,048

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006, 5.500%, 5/01/36	5/16 at 102.00	N/R		3,882,766

4,215	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R		4,447,584

2,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/35	6/16 at 100.00	A–		2,037,220

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Colorado (continued)

$15,010	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	BBB+	$15,410,917

3,425	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.500%, 12/01/35	12/16 at 100.00	N/R	3,572,412

2,230	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2003, 7.550%, 12/01/32	12/13 at 102.00	N/R	2,499,696

2,465	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2005, 6.750%, 12/01/34	12/13 at 102.00	N/R	2,652,587

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
3,000	5.850%, 12/01/26	12/16 at 100.00	N/R	3,095,700
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R	4,106,365

1,800	Country Club Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/34	12/15 at 100.00	N/R	1,845,054

4,130	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R	4,267,116

12,630	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)	4/07 at 100.00	N/R	13,078,365

1,630	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A, 6.000%, 12/01/23	12/11 at 100.00	BBB	1,739,764

	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006:
500	5.050%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	507,985
400	5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R	407,004

1,000	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Terminal Project, Series 2006A. Bonds, Series 2006A, 5.150%, 5/01/17 (Alternative Minimum Tax)	5/16 at 100.00	N/R	1,018,410

1,835	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,823,183

3,475	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R	3,649,202

1,200	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R	1,204,932

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	846,797

1,000	Himalaya Water and Sanitation District, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/01/35 – RAAI Insured	12/15 at 100.00	AA	1,034,210

5,500	Horse Creek Metropolitan District of Parker County, Colorado, Limted Tax Obligations, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	N/R	5,461,665

1,560	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,547,754

1,000	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,045,080

2,350	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	2,612,965

1,645	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,716,640

5,035	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33	12/13 at 102.00	N/R	5,732,599

1,155	Maher Ranch Metropolitan District 4, Colorado, Limited Tax General Obligation Bonds, Series 2006, 7.000%, 12/01/36	12/13 at 102.00	N/R	1,257,010

3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB–	3,772,370

1,500	Neu Towne Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2004, 7.250%, 12/01/34	12/14 at 100.00	N/R	1,651,560

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Colorado (continued)

	Northwest Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2005:
$3,585	6.125%, 12/01/25	12/15 at 100.00	N/R	$3,805,442
16,500	6.250%, 12/01/35	12/15 at 100.00	N/R	17,539,005

2,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R	2,815,650

1,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R	1,689,390

1,100	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R	1,120,790

5,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R	5,870,386

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
2,765	5.250%, 12/15/21	12/16 at 100.00	N/R	2,791,350
9,180	5.400%, 12/15/31	12/16 at 100.00	N/R	9,278,042

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	2,006,651

8,500	Salida Hospital District, Colorado, Revenue Bonds, Series 2006, 5.250%, 10/01/36	10/16 at 100.00	N/R	8,598,940

	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2005:
750	5.000%, 12/01/25 – ACA Insured	12/15 at 100.00	A	777,315
720	5.000%, 12/01/29 – ACA Insured	12/15 at 100.00	A	742,514
1,775	5.000%, 12/01/34 – ACA Insured	12/15 at 100.00	A	1,833,114

2,000	Serenity Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 7.500%, 12/01/34	12/14 at 100.00	N/R	2,233,380

1,810	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,798,344

4,340	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	4,435,740

	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2004:
500	7.000%, 12/01/24	12/14 at 100.00	N/R	552,685
2,845	7.125%, 12/01/34	12/14 at 100.00	N/R	3,148,135

	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
750	6.000%, 12/01/18	12/13 at 100.00	N/R	777,750
310	6.375%, 12/01/23	12/13 at 100.00	N/R	325,159

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	531,485
500	6.750%, 12/01/33	12/13 at 100.00	N/R	531,500

12,507	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 0.000%, 12/01/33	12/14 at 100.00	N/R	10,108,131

2,000	Tower Metropolitan District, Adams County, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/01/35 – RAAI Insured	12/15 at 100.00	AA	2,071,360

1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,192,347

	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A:
1,500	5.000%, 11/15/37	5/16 at 100.00	Baa1	1,528,920
3,000	5.250%, 11/15/39	5/16 at 100.00	Baa1	3,125,100

	Wheatlands Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
4,740	6.000%, 12/01/25	12/15 at 100.00	N/R	4,908,697
8,330	6.125%, 12/01/35	12/15 at 100.00	N/R	8,604,307

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Colorado (continued)

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
$1,750	6.250%, 12/01/25	12/15 at 100.00	N/R	$1,835,085
3,450	6.375%, 12/01/35	12/15 at 100.00	N/R	3,622,949
314,278	Total Colorado			327,791,798
	Connecticut – 0.3%

5,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	6,320,528

1,455	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer’s Resource Center of Connecticut Inc., Series 1994A, 7.125%, 8/15/14	2/07 at 100.00	N/R	1,465,127

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B:
100	5.125%, 7/01/07	No Opt. Call	BBB–	100,444
1,195	5.375%, 7/01/17	7/07 at 102.00	BBB–	1,219,330
620	5.500%, 7/01/27	7/07 at 102.00	BBB–	631,960

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
365	5.500%, 1/01/14 (Alternative Minimum Tax)	7/07 at 100.00	BBB	368,468
10	5.500%, 1/01/15 (Alternative Minimum Tax)	4/07 at 100.00	BBB	10,101
2,170	5.500%, 1/01/20 (Alternative Minimum Tax)	7/07 at 100.00	BBB	2,171,389

4,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36	9/16 at 100.00	Baa3	4,214,480
15,165	Total Connecticut			16,501,827
	Delaware – 0.0%

1,000	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/30	6/15 at 100.00	BBB+	1,024,240
	District of Columbia – 0.1%

2,690	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB	3,213,151
	Florida – 7.6%

7,500	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R	7,604,400

1,980	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006-1, 5.250%, 11/01/15	No Opt. Call	N/R	1,969,684

4,150	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	4,473,161

3,215	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	3,225,352

2,495	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/37	5/16 at 100.00	N/R	2,537,290

3,000	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006B, 5.200%, 5/01/14	No Opt. Call	N/R	3,046,080

2,800	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	3/15 at 101.00	N/R	2,916,648

3,000	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	3,009,180

1,455	Bahia Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,458,536

8,425	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	8,470,158

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Florida (continued)

$20,255	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R		$20,289,636

4,840	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds, Series 2003A, 6.650%, 5/01/34 (Pre-refunded 5/01/13)	5/13 at 102.00	N/R	(3)	5,493,642

1,900	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R		1,922,534

715	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R		781,667

4,950	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R		4,967,474

2,160	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R		2,277,958

8,800	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/34	4/16 at 100.00	A		9,064,968

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	BBB–		2,348,180

4,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2003A, 8.950%, 10/01/33 (Pre-refunded 10/01/12) (6)	10/12 at 102.00	AAA		4,895,720

1,575	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R		1,649,860

3,360	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R		3,373,104

1,180	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.900%, 5/01/34	5/14 at 101.00	N/R		1,241,596

2,840	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R		2,849,145

2,100	Cutler Cay Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.300%, 5/01/34	5/14 at 101.00	N/R		2,263,527

2,760	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/07 at 101.00	N/R		2,794,886

1,460	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R		1,477,316

2,625	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R		2,648,179

2,540	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R		2,563,368

13,315	Estates at Cherry Lake Community Development District, Groveland, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.350%, 5/01/37	5/16 at 100.00	N/R		13,376,515

	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A:
5,035	5.000%, 9/01/22 – AMBAC Insured	9/15 at 101.00	AAA		5,360,160
5,550	5.000%, 9/01/24 – AMBAC Insured	9/15 at 101.00	AAA		5,894,877

2,680	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R		2,634,092

4,935	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R		5,159,493

3,500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005D, 5.000%, 11/15/35	11/15 at 100.00	A+		3,591,140

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Florida (continued)

	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B:
$1,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	$1,095,760
4,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	4,383,040

7,700	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2006, 5.250%, 10/01/41	10/16 at 100.00	A3	8,083,460

4,195	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	4,362,087

	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004:
620	6.125%, 5/01/24	5/14 at 101.00	N/R	671,962
450	6.250%, 5/01/34	5/14 at 101.00	N/R	482,846

1,970	Islands at Doral Southwest Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2003, 6.375%, 5/01/35	5/13 at 101.00	N/R	2,117,711

2,415	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	2,550,530

2,935	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	2,980,404

	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006:
5,000	5.200%, 5/01/15	No Opt. Call	N/R	5,058,100
10,320	5.500%, 5/01/38	5/16 at 100.00	N/R	10,509,991

630	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	665,816

4,250	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	4,396,328

965	Marsh Harbour Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36	5/15 at 100.00	N/R	975,451

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/07 at 100.00	BB+	1,010,500

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	6/07 at 100.00	BB+	313,729

2,925	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.250%, 5/01/34	5/14 at 101.00	N/R	3,127,498

3,030	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.050%, 5/01/35	5/14 at 101.00	N/R	3,160,442

1,705	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004B, 5.250%, 5/01/11	No Opt. Call	N/R	1,724,710

400	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A, 6.000%, 5/01/24	5/14 at 100.00	N/R	430,456

3,600	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	3,969,504

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,334,695

3,446	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A, Series 2003I, 8.000%, 11/01/13	11/07 at 100.00	N/R	3,467,120

3,860	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	3,863,899

2,960	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	3,129,282

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Florida (continued)

$7,230	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 – AMBAC Insured	10/15 at 100.00	AAA		$7,675,802

3,750	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R		3,794,475

1,000	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Bonds, Series 1989D, 6.750%, 10/01/17 (ETM)	No Opt. Call	Aa1	(3)	1,184,580

6,200	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R		6,228,706

1,000	Palm River Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.375%, 5/01/36 (WI/DD, Settling 2/08/07)	5/17 at 100.00	N/R		1,003,430

3,950	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R		4,086,670

7,000	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R		6,973,470

1,000	Principal One Community Development District, Jacksonville, Florida, Special Assessment Bonds, Series 2005, 5.650%, 5/01/35	5/15 at 101.00	N/R		1,043,440

3,000	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R		3,078,390

2,500	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R		2,779,825

2,000	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36	No Opt. Call	N/R		2,084,280

9,250	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R		9,806,850

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A:
3,250	5.125%, 11/01/13	No Opt. Call	N/R		3,257,085
7,555	5.450%, 5/01/37	5/16 at 100.00	N/R		7,672,254

	Shingle Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006:
1,145	6.100%, 5/01/25	5/16 at 100.00	N/R		1,215,486
2,435	6.125%, 5/01/37	5/16 at 100.00	N/R		2,571,043

10,000	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R		9,961,800

2,170	South Kendall Community Development District, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/14 at 101.00	N/R		2,287,766

1,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R		1,069,260

	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A:
2,750	5.000%, 1/01/16	No Opt. Call	N/R		2,755,775
2,300	5.250%, 1/01/26	10/16 at 100.00	N/R		2,327,646
8,500	5.375%, 1/01/40	10/16 at 100.00	N/R		8,648,325

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004:
470	6.000%, 5/01/24	5/14 at 101.00	N/R		505,241
500	6.125%, 5/01/34	5/14 at 101.00	N/R		531,865

1,555	Summerville Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.500%, 5/01/36	5/15 at 100.00	N/R		1,579,056

3,910	Terracina Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/14 at 101.00	N/R		4,107,611

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Florida (continued)

$13,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	$13,167,180

2,935	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38	5/16 at 100.00	N/R	2,938,140

2,185	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.250%, 5/01/37	5/16 at 100.00	N/R	2,188,780

1,635	Valencia Acres Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/35	5/15 at 101.00	N/R	1,714,118

1,900	Verandah East Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/16 at 100.00	N/R	1,938,095

2,000	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,007,800

5,590	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/15 at 100.00	N/R	5,748,756

7,680	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.500%, 5/01/37	5/15 at 100.00	N/R	7,732,454

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
1,600	6.000%, 5/01/23	5/13 at 101.00	N/R	1,701,456
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,973,425

6,850	Winter Garden Village at Fowler Groves Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.650%, 5/01/37	5/16 at 100.00	N/R	7,188,390
358,656	Total Florida			370,023,572
	Georgia – 1.6%

	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
1,520	7.750%, 12/01/14	12/11 at 101.00	N/R	1,670,890
1,400	7.900%, 12/01/24	12/11 at 101.00	N/R	1,549,576

2,000	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	2,054,500

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,250	5.400%, 1/01/20	7/15 at 100.00	N/R	1,284,388
2,000	5.600%, 1/01/30	7/15 at 100.00	N/R	2,063,080

1,240	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	1,261,353

2,820	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa3	2,906,179

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
250	5.350%, 12/01/14	12/08 at 102.00	BB+	250,255
595	5.400%, 12/01/15	12/08 at 102.00	BB+	595,440
850	5.250%, 12/01/22	12/08 at 102.00	BB+	833,910
95	5.375%, 12/01/28	12/08 at 102.00	BB+	94,149

3,890	Brunswick and Glynn County Development Authority, Georgia, Revenue Refunding Bonds, Georgia Pacific Corporation, Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)	3/08 at 102.00	B2	3,908,905

3,310	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/14 at 100.00	BBB+	3,370,970

4,370	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, General Motors Corporation Projects, Series 2002, 6.000%, 3/15/21	12/12 at 101.00	B–	4,464,742

11,015	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (6)	7/08 at 102.00	B1	11,173,065

3,455	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31	6/11 at 101.00	B2	3,664,269

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Georgia (continued)

$8,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	$8,182,190

900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court, Series 2004A, 6.125%, 2/15/34	2/09 at 100.00	N/R	949,518

14,900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42	7/17 at 100.00	N/R	14,507,683

1,450	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,635,687

1,000	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy Project, Series 2007, 5.125%, 3/01/37	3/17 at 100.00	N/R	1,022,090

	Georgia Housing Finance Authority, Single Family Mortgage Bonds, Series 2006B:
1,250	5.000%, 12/01/26 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,280,863
8,800	5.050%, 12/01/31 (Alternative Minimum Tax)	12/15 at 100.00	AAA	9,058,456

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	1,050,320
77,420	Total Georgia			78,832,478
	Idaho – 0.5%

6,100	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	6,103,599

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
3,145	5.250%, 9/01/26	9/16 at 100.00	BBB–	3,323,101
2,000	5.250%, 9/01/30	9/16 at 100.00	BBB–	2,103,720
10,550	5.250%, 9/01/37	9/16 at 100.00	BBB–	11,038,782

3,605	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BBB–	3,832,223
25,400	Total Idaho			26,401,425
	Illinois – 6.4%

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 0.000%, 1/01/24	1/15 at 102.00	N/R	7,717,414

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 0.000%, 3/01/27	3/15 at 102.00	N/R	4,065,920

4,088	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	4,169,373

950	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	976,847

8,250	Caseyville, Illinois, Tax Increment Revenue Bonds, Forest Lakes Project, Series 2004, 7.000%, 12/30/22	12/14 at 100.00	N/R	8,681,145

4,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	7/11 at 100.00	N/R	4,270,440

1,290	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	1/09 at 100.00	N/R	1,345,509

	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2006:
1,500	5.850%, 5/01/26	5/14 at 102.00	N/R	1,531,950
2,400	6.000%, 5/01/41	5/14 at 102.00	N/R	2,448,360

4,095	Gilberts, Illinois, Special Tax Bonds, Special Service Area 9, Big Timber Project, Series 2005, 4.750%, 3/01/30 – AGC Insured	3/15 at 100.00	AAA	4,134,558

5,000	Gilberts, Illinois. Special Service Area 19 Special Tax Bonds, The Conservancy Project, Series 2006-1, 5.375%, 3/01/16	No Opt. Call	N/R	4,931,300

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)			Value

	Illinois (continued)

$790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00		Ba1		$887,304

1,000	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation, Series 2002A, 6.125%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00		BBB	(3)	1,108,420

1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34	5/12 at 101.00		Aaa		1,005,870

2,020	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00		Aaa		2,248,704

3,750	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36 (WI/DD, Settling 2/08/07)	No Opt. Call		BBB		3,804,938

39,500	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)	2/15 at 100.00		Aaa		41,290,535

10,000	Illinois Finance Authority, Guaranteed Solid Waste Revenue Bonds, Waste Management Inc. Project, Series 2005, 5.050%, 8/01/29 (Alternative Minimum Tax)	8/15 at 101.00		BBB		10,216,700

5,640	Illinois Finance Authority, Multifamily Housing Revenue Bonds. Plum Creek of Rolling Meadows Project, Series 2006, 6.500%, 12/01/37	12/16 at 103.00		N/R		5,720,257

5,100	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00		N/R		5,254,326

	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006:
6,540	5.000%, 8/15/26	8/16 at 100.00		N/R		6,571,915
7,850	5.100%, 8/15/31	8/16 at 100.00		N/R		7,965,317

20,445	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00		N/R		20,444,591

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
500	5.250%, 5/15/15	No Opt. Call		N/R		507,780
2,250	5.500%, 5/15/26	5/17 at 100.00		N/R		2,301,278
4,000	5.750%, 5/15/38	5/17 at 100.00		N/R		4,158,680
350	5.400%, 5/15/38	5/12 at 100.00		N/R		352,867

9,045	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00		BBB–		9,232,774

10,750	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00		N/R		11,295,455

5,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai Health System, Series 2003, 5.100%, 8/15/33	8/13 at 100.00		AAA		5,192,000

100	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.350%, 5/15/15	5/10 at 101.00		Baa2		106,668

5,235	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.500%, 5/15/32	5/12 at 100.00		Baa2		5,429,951

	Illinois Health Facilities Authority, Revenue Bonds, Holy Cross Hospital, Series 1994:
2,705	6.700%, 3/01/14	3/07 at 100.00		B2		2,705,649
5,750	6.750%, 3/01/24	3/07 at 100.00		B2		5,750,115

	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998:
60	5.375%, 11/15/08	No Opt. Call		BB+		60,197
1,750	5.500%, 11/15/19	11/08 at 102.00		N/R		1,756,598

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call		N/R		2,831,530

3,030	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A, 5.750%, 8/15/27 (Pre-refunded 8/15/07)	8/07 at 101.00	N/R		(3)	3,091,751

2,200	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006G, 4.800%, 7/01/32	7/16 at 100.00		A+		2,207,370

300	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A, 7.000%, 11/01/29 (Alternative Minimum Tax)	11/09 at 100.00		A3		308,724

18,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00		N/R		19,340,280

Principal Amount (000)		Description	Optional Call Provisions (1)	Ratings (2)	Value

		Illinois (continued)

$4,000		Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	A	$4,298,560

9,225		Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36	7/07 at 100.00	N/R	9,228,537

3,467		Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	3,773,344

2,903		Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Unit 2 Project, Series 2004, 6.375%, 3/01/34	3/14 at 103.00	N/R	3,142,265

		North Chicago, Illinois, General Obligation Bonds, Series 2005A:
2,355		5.000%, 11/01/20 – FGIC Insured	11/15 at 100.00	AAA	2,508,475
1,060		5.000%, 11/01/22 – FGIC Insured	11/15 at 100.00	AAA	1,125,084

4,880		Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	4,869,508

5,840		Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	6,077,162

6,000		Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	6,288,660

2,055		Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	2,195,254

3,315		Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	3,507,966

3,750		Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	3,760,650

—	(5)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	200

3,570		Round Lake Village, Lake County, Illinois, Lakewood Grove Special Service Area 3 Special Tax Bonds, Series 2003, 6.750%, 3/01/33	3/13 at 102.00	N/R	3,908,436

2,100		Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 1, Series 2003, 6.700%, 3/01/33	3/13 at 102.00	N/R	2,293,662

4,500		Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)	3/16 at 102.00	N/R	4,682,745

2,676		Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	2,777,742

6,335		Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/13 at 102.00	N/R	6,440,288

3,180		Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,511,992

4,000		Yorkville, Illinois, Special Service Area 2004-104 Assessment Bonds, MPI Grande Reserve Project, Series 2004, 6.375%, 3/01/34	3/14 at 102.00	N/R	4,281,320

3,840		Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	3,995,942
299,734		Total Illinois			310,089,152
		Indiana – 1.5%

2,725		Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R	2,956,925

2,420		East Chicago, Indiana, Exempt Facilities Revenue Bonds, Inland Steel Company Project 14, Series 1996, 6.700%, 11/01/12 (Alternative Minimum Tax)	No Opt. Call	N/R	2,560,868

1,500		East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,635,855

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Indiana (continued)

$5,340	Fort Wayne, Indiana, Pollution Control Revenue Bonds, General Motors Corporation Project, Series 2002, 6.200%, 10/15/25	12/12 at 101.00	B–	$5,498,011

	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
8,070	5.000%, 8/01/24	8/16 at 100.00	Baa2	8,263,115
6,865	5.125%, 8/01/29	8/16 at 100.00	Baa2	7,083,856
16,905	5.250%, 8/01/36	8/16 at 100.00	Baa2	17,538,768

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB–	2,139,100

950	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Jackson County, Schneck Memorial Hospital, Series 2006A, 5.250%, 2/15/36	2/16 at 100.00	A–	1,002,060

1,050	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax) (6)	12/07 at 102.00	B2	1,058,369

1,020	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax) (6)	4/09 at 102.00	B2	1,031,985

195	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax) (6)	4/10 at 101.00	B2	204,614

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	Baa2	1,894,935

890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	Baa1	934,909

1,550	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	BBB+	1,576,257

3,810	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35	3/15 at 102.00	N/R	3,918,128

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23	2/15 at 100.00	BBB	3,138,560
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB	2,558,225

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	2,329,340

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
230	5.550%, 5/15/19	5/11 at 100.00	N/R	233,296
250	6.000%, 5/15/26	5/16 at 100.00	N/R	266,080
265	5.700%, 5/15/28	5/11 at 100.00	N/R	269,757
270	6.000%, 5/15/38	5/16 at 100.00	N/R	285,525

5,240	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R	5,662,606
71,015	Total Indiana			74,041,144
	Iowa – 0.9%

1,200	Carroll County, Iowa, Hsopital Revenue Bonds, Saint Anthony Regional Hospital Project, Series 2006A, 5.000%, 11/01/31	11/16 at 100.00	Baa3	1,210,512

4,900	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BBB–	5,132,603

6,475	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A,, 4.600%, 7/01/41	7/16 at 100.00	AA–	6,477,202

	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A:
350	5.450%, 11/01/26	11/13 at 101.00	N/R	351,022
1,000	5.550%, 11/01/41	11/13 at 100.00	N/R	1,003,150

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,055	5.500%, 6/01/42	6/15 at 100.00	BBB	1,104,785
10,255	5.625%, 6/01/46	6/15 at 100.00	BBB	10,811,744

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Iowa (continued)

$4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 0.000%, 6/01/34	6/17 at 100.00	BBB	$4,520,610

	Palo Alto County, Iowa, Critical Access Hospital Revenue Bonds, Palo Alto County Hospital Project, Series 2006:
420	5.125%, 8/01/29	8/16 at 100.00	N/R	422,163
5,760	5.125%, 8/01/36	8/16 at 100.00	N/R	5,765,990

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	N/R	2,311,358

	Washington County Hospital, Iowa, Revenue Bonds, Washington County Hospital Project, Series 2006:
1,525	5.375%, 7/01/26	7/16 at 100.00	N/R	1,567,471
1,275	5.500%, 7/01/32	7/16 at 100.00	N/R	1,318,006
40,965	Total Iowa			41,996,616
	Kansas – 1.1%

2,350	Kansas Independent College Financing Authority, Educational Facilities Revenue Bonds, Newman University, Series 2006, 5.000%, 10/01/28	10/17 at 100.00	N/R	2,326,829

	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A:
1,000	5.050%, 9/01/26	9/14 at 100.00	N/R	1,004,770
1,500	5.150%, 9/01/31	9/14 at 100.00	N/R	1,511,070

1,200	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006B, 5.000%, 9/01/22	9/14 at 100.00	N/R	1,221,540

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	2,133,040

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16	No Opt. Call	N/R	998,870
4,780	5.000%, 3/01/26	3/16 at 100.00	N/R	4,707,583

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28	12/16 at 100.00	N/R	2,726,388

3,200	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32	1/11 at 101.00	N/R	3,493,504

2,500	Wyandotte County-Kansas City Unified Government, Kansas, Multifamily Housing Revenue Bond, Crestwood Apartments Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum Tax)	6/11 at 102.00	N/R	2,524,475

14,470	Wyandotte County-Kansas City Unified Government, Kansas, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 6.000%, 6/01/25	3/12 at 101.00	B–	14,735,090

	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005:
4,000	4.750%, 12/01/16	12/15 at 100.00	N/R	4,095,440
10,000	5.000%, 12/01/20	12/15 at 100.00	N/R	10,356,800
50,790	Total Kansas			51,835,399
	Kentucky – 0.3%

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	4/08 at 102.00	BB–	510,000
1,000	5.850%, 10/01/17	4/08 at 102.00	BB–	1,020,130
6,390	5.875%, 10/01/22	4/08 at 102.00	BB–	6,511,091

	Louisville & Jefferson County Metropolitan Government, Kentucky, Revenue Bonds, Farmdale Adult Citizens Towers Inc., Series 2006A:
1,605	5.500%, 12/01/21	12/13 at 100.00	N/R	1,584,857
1,240	5.625%, 12/01/31	12/13 at 100.00	N/R	1,197,294

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Kentucky (continued)

$2,640	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35	10/16 at 100.00	N/R	$2,699,770

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,231,194
15,565	Total Kentucky			15,754,336
	Louisiana – 2.4%

2,280	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16	5/07 at 100.00	N/R	2,284,355

14,885	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17	5/07 at 100.00	N/R	14,887,382

1,595	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17	5/07 at 100.00	N/R	1,595,957

1,100	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	1,122,935

2,560	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2005A, 4.750%, 3/01/19 (Alternative Minimum Tax)	3/15 at 100.00	BBB	2,543,642

760	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/08 at 102.00	B2	764,894

10,780	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston Parish, Series 2005, 5.950%, 9/01/20	4/07 at 100.00	N/R	10,778,706

18,750	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)	No Opt. Call	CCC+	23,594,813

2,500	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14	No Opt. Call	N/R	2,498,400

11,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36	9/16 at 100.00	N/R	11,675,842

2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006B, 8.500%, 9/01/17	9/16 at 100.00	N/R	2,257,707

685	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00	N/R	679,828

9,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	10,007,368

1,050	Louisiana Local Government Environmental Facilities and Community Development Authority, Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007A, 7.000%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	1,049,192

3,470	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.000%, 8/15/33	8/15 at 100.00	A+	3,568,270

3,400	Morehouse Parish, Louisiana, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 2001A, 5.250%, 11/15/13	No Opt. Call	BBB	3,591,284

3,000	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21	10/11 at 100.00	N/R	3,007,860

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
880	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	920,374
800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	836,704

5,445	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	4/07 at 100.00	N/R	5,579,219

8,580	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	9,185,062

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Louisiana (continued)

$145	West Feliciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1985C, 7.000%, 11/01/15	5/07 at 100.00	BBB–		$146,659

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21	10/11 at 100.00	N/R		2,291,992
108,555	Total Louisiana				114,868,445
	Maine – 0.2%

1,565	Bucksport, Maine, Solid Waste Revenue Bonds, International Paper Company, Series 2004A, 4.000%, 3/01/14	No Opt. Call	BBB		1,529,537

6,530	Jay, Maine, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2004A, 4.900%, 11/01/17 (Alternative Minimum Tax)	11/14 at 100.00	BBB		6,623,314

145	Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. – Great Northern Paper, Series 1992, 7.750%, 10/01/22 (Alternative Minimum Tax)	4/07 at 100.00	Ba3		146,109
8,240	Total Maine				8,298,960
	Maryland – 2.0%

10	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993, 5.350%, 4/01/08	No Opt. Call	B–		9,986

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R		519,405

4,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1		4,239,960

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,925	5.000%, 12/01/16	No Opt. Call	N/R		1,960,054
26,000	5.000%, 12/01/31	12/16 at 100.00	N/R		26,088,400

3,370	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/07 at 100.00	N/R		3,388,434

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18	1/17 at 100.00	N/R		760,680
3,630	5.500%, 7/01/38	1/17 at 100.00	N/R		3,711,965

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A:
25	6.750%, 4/01/20 (Pre-refunded 4/01/09)	4/09 at 100.00	N/R	(3)	26,273
800	6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R	(3)	886,008

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/37	7/16 at 100.00	N/R		1,035,250

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
2,160	5.250%, 1/01/27	1/17 at 100.00	N/R		2,193,286
5,345	5.300%, 1/01/37	1/17 at 100.00	N/R		5,431,322

1,925	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2006, 5.000%, 6/01/35	6/16 at 100.00	Baa1		1,974,684

	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A:
420	5.500%, 5/01/20	5/15 at 100.00	N/R		441,407
1,400	6.000%, 5/01/35	5/15 at 100.00	N/R		1,496,992

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
2,170	5.200%, 7/01/07	4/07 at 100.00	B3		2,152,705
2,250	5.300%, 7/01/08	4/07 at 100.00	B3		2,194,943
5,450	5.375%, 7/01/14	7/07 at 100.00	B3		5,023,974
18,435	5.300%, 7/01/24	7/07 at 100.00	B3		15,753,629

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Maryland (continued)

	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005:
$1,900	4.700%, 7/01/15	No Opt. Call	N/R	$1,923,522
13,460	5.200%, 7/01/34	7/15 at 100.00	N/R	13,702,684

1,800	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/13 at 100.00	N/R	1,824,858
98,725	Total Maryland			96,740,421
	Massachusetts – 1.6%

12,710	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Ba3	13,170,865

4,215	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R	4,262,377

1,055	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	1,168,877

3,235	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	3,280,775

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B:
870	5.300%, 12/01/14 (Alternative Minimum Tax)	12/08 at 102.00	BBB	895,587
1,000	5.500%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB	1,036,840

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/09 at 102.00	BBB	1,072,550

4,150	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Series 2006, 5.000%, 2/01/36 (Alternative Minimum Tax)	8/16 at 100.00	BBB	4,291,142

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A:
270	5.700%, 7/01/15	1/09 at 101.00	BBB	279,536
1,480	5.625%, 7/01/20	1/09 at 101.00	BBB	1,530,261
200	5.750%, 7/01/28	1/09 at 101.00	BBB	207,360

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B:
180	6.500%, 7/01/12	No Opt. Call	BBB	197,716
430	6.250%, 7/01/22	7/12 at 101.00	BBB	463,910

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D:
7,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	7,196,210
5,365	5.375%, 7/01/35	7/15 at 100.00	BBB–	5,563,129

870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB–	925,706

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
2,425	6.250%, 7/01/24	7/14 at 100.00	BB–	2,589,900
5,650	6.375%, 7/01/34	7/14 at 100.00	BB–	6,011,770

14,915	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB	15,103,526

9,875	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126, 4.700%, 6/01/38 (Alternative Minimum Tax)	6/16 at 100.00	AA	9,707,323

95	Massachusetts Industrial Finance Agency, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	4/07 at 100.00	B–	95,235
76,990	Total Massachusetts			79,050,595

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Michigan – 4.4%

$560	Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan General Hospital, Series 1999, 7.000%, 11/15/21	11/09 at 101.00	N/R	$598,970

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB–	1,060,983

1,500	Chippewa County Hospital Finance Authority, Michigan, Revenue Bonds, Chippewa County War Memorial Hospital, Series 1997B, 5.625%, 11/01/14	11/07 at 102.00	BBB–	1,506,975

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
2,545	5.000%, 11/01/26	11/16 at 100.00	BB+	2,511,788
1,170	5.250%, 11/01/36	11/16 at 100.00	BB+	1,176,552

1,260	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/09 at 100.00	N/R	1,284,973

905	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/09 at 100.00	N/R	943,291

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,200	5.650%, 11/01/25	11/15 at 100.00	BB	1,201,932
500	5.750%, 11/01/30	11/15 at 100.00	BB	501,825
2,425	5.750%, 11/01/35	11/15 at 100.00	BB	2,409,553

6,715	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/09 at 101.00	BB–	6,772,950

9,665	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB	10,295,158

100	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	102,273

1,110	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	1,101,864

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	1,043,990
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,569,495

	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A:
180	5.500%, 7/01/20	7/15 at 100.00	BBB	191,257
3,500	6.250%, 7/01/40	7/15 at 100.00	BBB	3,884,930

7,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – FSA Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	7,663,673

715	Michigan Job Development Authority, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	4/07 at 100.00	B–	716,766

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
1,500	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,543,290
2,900	7.900%, 10/01/21	10/09 at 102.00	Ba1	3,077,567
10,550	8.000%, 10/01/31	10/09 at 102.00	Ba1	11,184,055

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
1,000	7.250%, 10/01/11	10/09 at 102.00	Ba1	1,038,800
750	7.625%, 10/01/21	10/09 at 102.00	Ba1	812,678

1,150	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Black River Public School Academy, Series 2006, 5.800%, 9/01/30	9/12 at 102.00	N/R	1,175,795

	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Michigan Technical Academy, Series 2006:
1,040	6.000%, 2/01/16	No Opt. Call	BB	1,044,659
1,055	6.375%, 2/01/26	2/16 at 100.00	BB	1,057,142
2,855	6.500%, 2/01/36	2/16 at 100.00	BB	2,845,750

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Michigan (continued)

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
$510	5.125%, 8/15/18	8/08 at 101.00	BB–	$514,330
2,345	5.250%, 8/15/23	8/08 at 101.00	BB–	2,369,060
4,785	5.250%, 8/15/28	8/08 at 101.00	BB–	4,826,103

18,825	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	2/07 at 100.00	BB–	18,663,293

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
790	6.625%, 1/01/16	7/07 at 101.00	Ba3	798,706
505	6.700%, 1/01/26	1/08 at 100.00	Ba3	510,565

	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
240	5.000%, 5/15/25	5/15 at 100.00	BBB	246,204
105	5.000%, 5/15/30	5/15 at 100.00	BBB	106,990
5,090	5.000%, 5/15/37	5/15 at 100.00	BBB	5,165,536

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	10,659,491

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	N/R	2,323,845
11,200	5.500%, 11/15/35	5/15 at 100.00	N/R	11,694,256

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
150	6.375%, 8/15/09	2/07 at 100.00	BB–	150,117
2,360	6.250%, 8/15/13	2/07 at 100.00	BB–	2,361,369
8,320	6.500%, 8/15/18	2/07 at 100.00	BB–	8,325,824

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Pontiac Osteopathic Hospital, Series 1994A:
1,575	6.000%, 2/01/14	2/07 at 100.00	BBB–	1,575,378
2,960	6.000%, 2/01/24	2/07 at 100.00	BBB–	2,961,332

190	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	4/07 at 100.00	Ba3	192,280

9,425	Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20	3/07 at 100.50	B–	9,543,755

19,305	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000A, 6.875%, 7/23/09 (Alternative Minimum Tax)	7/07 at 101.00	BB–	19,818,320

2,225	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000B, 6.750%, 7/23/09	7/07 at 101.00	BB–	2,284,163

3,300	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	BBB–	3,464,043

2,710	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series 2000, 8.250%, 6/01/30	6/10 at 102.00	N/R	2,866,340

	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
5	6.000%, 8/01/07	2/07 at 100.00	BB–	5,005
7,980	6.000%, 8/01/13	2/07 at 100.00	BB–	7,989,975
5,050	6.000%, 8/01/18	2/07 at 100.00	BB–	5,000,510
4,320	6.000%, 8/01/23	2/07 at 100.00	BB–	4,179,600

	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005:
450	4.750%, 11/01/11	No Opt. Call	BB+	444,515
1,070	5.000%, 11/01/15	No Opt. Call	BB+	1,067,293
1,705	5.250%, 11/01/20	11/15 at 100.00	BB+	1,707,813

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Michigan (continued)
$4,295	5.350%, 11/01/25	11/15 at 100.00	BB+	$4,302,044
2,185	5.500%, 11/01/30	11/15 at 100.00	BB+	2,196,100
5,150	5.500%, 11/01/35	11/15 at 100.00	BB+	5,158,395
209,470	Total Michigan			213,791,484
	Minnesota – 1.8%

	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006:
1,000	5.250%, 2/01/14	No Opt. Call	N/R	1,022,190
830	5.500%, 2/01/18	2/16 at 100.00	N/R	855,539
905	5.500%, 2/01/19	2/16 at 100.00	N/R	933,308
1,430	5.500%, 2/01/24	2/16 at 100.00	N/R	1,467,766
3,740	5.600%, 2/01/32	2/16 at 100.00	N/R	3,847,263

6,500	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project, Series 2006A, 5.250%, 12/01/46	12/14 at 100.00	N/R	6,582,810

3,250	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB	3,596,060

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005:
1,000	5.000%, 4/01/25	4/13 at 101.00	BBB	1,027,600
1,100	5.000%, 4/01/31	4/12 at 101.00	BBB	1,122,847

	Inver Grove Heights, Minnesota, Revenue Bonds, Presbyterian Homes Care Centers, Series 2006:
965	5.375%, 10/01/26	10/13 at 101.00	N/R	976,406
525	5.500%, 10/01/33	10/13 at 101.00	N/R	532,298
1,000	5.500%, 10/01/41	10/13 at 101.00	N/R	1,007,690

	Madelia, Minnesota, Revenue Bonds, Madelia Community Hospital Inc., Series 2006:
615	5.250%, 10/01/31	10/11 at 101.00	N/R	617,196
800	5.300%, 10/01/36	10/11 at 101.00	N/R	805,032

	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006:
1,000	4.750%, 11/01/20	11/15 at 100.00	BBB+	1,008,490
4,335	4.750%, 11/01/28	11/15 at 100.00	BBB+	4,373,321

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006:
600	5.200%, 2/01/22	2/14 at 100.00	N/R	601,848
50	5.350%, 2/01/30	2/14 at 100.00	N/R	50,159

650	Moorhead Economic Development Authority, Minnesota, Multifamily Revenue Bonds, Evenitde Senior Housing, Series 2006A, 5.150%, 6/01/29	6/14 at 100.00	N/R	651,131

	Northfield Hospital, Minnesota, Revenue Bonds, Series 2006:
1,000	5.250%, 11/01/21	11/16 at 100.00	BBB–	1,050,940
3,000	5.375%, 11/01/26	11/16 at 100.00	BBB–	3,175,950
1,500	5.375%, 11/01/31	11/16 at 100.00	BBB–	1,582,560

	Northfield Housing and Redevelopment Authority, Minnesota, Northfield Retirement Center Project Revenue Bonds, Series 2006A:
685	5.125%, 12/01/21	12/13 at 101.00	N/R	675,855
1,000	5.375%, 12/01/36	12/13 at 101.00	N/R	983,140

1,000	Pine City, Minnesota, Health Care and Housing Revenue Bonds, North Branch Senior Living LLC GNMA Collateralized Mortgage Loan, Series 2006A, 5.000%, 10/20/47	4/14 at 100.00	Aaa	1,033,260

	Pine City, Minnesota, Lease Revenue Bonds, Lakes International Language Academy, Series 2006A:
500	6.000%, 5/01/26	5/14 at 102.00	N/R	507,205
400	6.250%, 5/01/35	5/14 at 102.00	N/R	405,980

	Prior Lake Economic Development Authority, Minnesota, Senior Housing Revenue Bonds, Shepherds Path Project, Series 2006B:
3,000	5.700%, 8/01/36	8/16 at 100.00	N/R	3,084,150
2,000	5.750%, 8/01/41	8/16 at 100.00	N/R	2,033,360

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Minnesota (continued)

$1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R		$1,422,017

8,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36	11/16 at 100.00	Baa1		8,360,640

4,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Pease Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–		4,058,240

2,115	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	No Opt. Call	N/R		2,218,212

100	Sartell, Minnesota, Environmental Improvement Revenue Bonds, International Paprt Company Project, Series 2003A, 5.200%, 6/01/27	6/13 at 100.00	BBB		102,777

	Sherburne County, Minnesota, Health Care Facilities Revenue Bonds, Guardian Angels Health Services, Series 2006:
500	5.450%, 10/01/31	10/13 at 101.00	N/R		504,540
500	5.550%, 10/01/36	10/13 at 101.00	N/R		504,085

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R		1,680,672

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
500	6.625%, 12/01/23	6/14 at 102.00	N/R		514,835
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R		2,183,685

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	N/R		401,292
1,000	6.000%, 9/01/36	9/14 at 102.00	N/R		1,006,090

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R		1,176,439

2,045	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R		2,106,698

10,500	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/35	11/15 at 100.00	Baa3		11,484,585

1,400	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30	5/15 at 100.00	BB		1,445,080

1,700	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R		1,757,868
83,285	Total Minnesota				86,539,109
	Mississippi – 0.1%

300	Biloxi Housing Authority, Mississippi, Multifamily Housing Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1, 6.250%, 9/01/31 (Alternative Minimum Tax)	9/11 at 102.00	A3		317,271

1,448	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R		1,502,454

1,000	Perry County, Mississippi, Pollution Control Revenue Refunding Bonds, Leaf River Forest Project, Series 1999, 5.200%, 10/01/12 (ETM)	3/12 at 100.00	B2	(3)	1,062,470
2,748	Total Mississippi				2,882,195
	Missouri – 2.4%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R		252,748
600	5.625%, 3/01/25	3/16 at 100.00	N/R		607,626

	Broadway-Fairview Transportation Development District, Missouri, Transportation Sales Tax Revenue, Columbia, Series 2006A:
675	5.875%, 12/01/31	12/16 at 100.00	N/R		690,113

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Missouri (continued)
$475	6.125%, 12/01/36	12/16 at 100.00	N/R	$484,438

	Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks Hospital, Series 2005:
9,040	5.750%, 4/01/22	4/16 at 100.00	N/R	9,187,262
4,165	5.875%, 4/01/30	4/16 at 100.00	N/R	4,248,883

200	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.125%, 8/01/26	8/14 at 100.00	N/R	202,484

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	584,017
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,913,600

	Grindstone Plaza Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A:
530	5.250%, 10/01/21	10/16 at 100.00	N/R	532,952
760	5.400%, 10/01/26	10/16 at 100.00	N/R	767,638
1,160	5.500%, 10/01/31	10/16 at 100.00	N/R	1,172,470
1,750	5.550%, 10/01/36	10/16 at 100.00	N/R	1,764,315

3,350	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 5.000%, 3/01/19	3/16 at 100.00	BBB+	3,471,103

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	7,648,573

2,330	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Pickwick Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)	2/14 at 102.00	N/R	2,412,179

	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
2,585	5.150%, 6/01/16	6/14 at 102.00	N/R	2,631,013
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	3,062,610

10,760	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	BBB+	11,073,224

6,685	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	AAA	6,565,405

4,215	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	AAA	4,478,564

	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center Headquarters Hotel Project, Series 2000A:
1,510	7.000%, 12/15/15 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	1,492,605
7,660	6.875%, 12/15/20 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	7,577,042
9,135	7.200%, 12/15/28 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	9,036,799
23,100	7.250%, 12/15/35 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	22,854,678

1,400	Saint Louis Industrial Development Authority, Missouri, Tax Increment Bonds, Southtown Redevelopment Project, Series 2006, 5.125%, 5/01/26	5/13 at 100.00	N/R	1,400,252

1,770	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	No Opt. Call	N/R	1,769,965

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26	No Opt. Call	N/R	2,373,219

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	501,200
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	1,010,010

1,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,011,910

675	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	678,672

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Missouri (continued)

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
$1,000	5.000%, 3/01/26	3/15 at 100.00	N/R	$1,016,580
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R	2,538,925
117,260	Total Missouri			118,013,074
	Montana – 0.9%

9,810	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	B2	10,174,147

32,830	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)	No Opt. Call	N/R	33,171,760
42,640	Total Montana			43,345,907
	Nevada – 2.1%

7,785	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	7/07 at 100.00	B	7,716,181

5,660	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)	7/07 at 100.00	B	5,696,960

15,005	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)	5/07 at 100.00	B	15,011,152

4,500	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2004B, 5.000%, 12/01/33 – FGIC Insured (Alternative Minimum Tax)	12/14 at 100.00	AAA	4,658,895

4,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2005A, 4.850%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	AAA	4,050,000

7,115	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company, Series 1995B, 5.900%, 10/01/30 (Alternative Minimum Tax)	4/07 at 100.00	B	7,115,000

1,300	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	2/07 at 103.00	N/R	1,346,969

645	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D, 5.450%, 10/01/23	7/07 at 100.00	B	642,220

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000:
1,000	7.250%, 1/01/23	1/10 at 102.00	N/R	1,061,350
22,950	7.375%, 1/01/40	1/10 at 102.00	N/R	24,434,177

15,960	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community, Series 2004A, 7.000%, 11/15/34	11/14 at 100.00	N/R	16,279,519

5,515	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community, Series 2004B, 6.750%, 11/15/23	11/14 at 100.00	N/R	5,626,513

1,650	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,656,204

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	A	1,112,490

3,200	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	3,307,264

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	2,364,645
99,660	Total Nevada			102,079,539
	New Hampshire – 0.3%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
4,200	5.000%, 7/01/32	7/16 at 100.00	BBB+	4,306,092
4,180	5.000%, 7/01/36	7/16 at 100.00	BBB+	4,279,150

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New Hampshire (continued)

$1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital, Series 2001A, 5.750%, 10/01/31	10/11 at 101.00	A+	$1,593,150

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	Baa3	207,532

540	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998A, 5.450%, 5/01/08	No Opt. Call	BB+	543,321

1,000	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998B, 5.800%, 5/01/18	5/08 at 102.00	BB+	1,033,480

4,000	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (Alternative Minimum Tax)	1/16 at 100.00	Aa2	4,194,440
15,620	Total New Hampshire			16,157,165
	New Jersey – 3.7%

10,000	Bayonne Medical Center Inc., New Jersey, Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 9/11/07 (8)	9/07 at 100.00	N/R	9,989,400

2,750	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BBB–	2,870,670

1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	1,070,900

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/08 at 101.00	N/R	1,015,860

50	New Jersey Economic Development Authority, General Motors Corporation, Series 1984, 5.350%, 4/01/09	No Opt. Call	B–	49,920

2,155	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/08 at 100.00	Ba1	2,227,020

400	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	5/07 at 100.00	CCC+	400,656

1,000	New Jersey Economic Development Authority, Revenue Bonds, Seashore Gardens First Mortgage, Series 2006, 5.375%, 11/01/36	11/16 at 100.00	N/R	1,016,990

3,290	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/08 at 102.00	BB+	3,234,070

5,910	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K, 5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	AAA	6,473,578

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
215	6.625%, 9/15/12 (Alternative Minimum Tax)	No Opt. Call	B	233,690
11,480	6.250%, 9/15/19 (Alternative Minimum Tax)	9/09 at 101.00	B	11,943,333
12,510	6.400%, 9/15/23 (Alternative Minimum Tax)	9/09 at 101.00	B	13,118,361
29,040	6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	30,294,818

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,637,655
2,330	7.000%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	2,532,920

2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	2,489,400

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/30	7/15 at 100.00	Baa3	1,053,970

10,910	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Holy Name Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	BBB	11,139,656

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
540	5.500%, 7/01/23	7/13 at 100.00	Ba1	561,697

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New Jersey (continued)
$285	5.500%, 7/01/33	7/13 at 100.00	Ba1		$294,861

8,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006, 5.000%, 7/01/46	7/16 at 100.00	Baa1		8,194,720

145	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		167,623

	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996:
1,000	6.750%, 10/01/11 (Alternative Minimum Tax)	10/08 at 100.00	N/R		1,016,680

4,490	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(3)	4,977,973

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,600	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	BBB	(3)	1,817,824
5,220	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	BBB	(3)	6,055,357
3,410	7.000%, 6/01/41 (Pre-refunded 6/01/13)	6/13 at 100.00	BBB	(3)	4,007,330
1,255	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	BBB	(3)	1,422,404

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
13,680	4.750%, 6/01/34	6/17 at 100.00	BBB		13,123,224
37,500	5.000%, 6/01/41	6/17 at 100.00	BBB		37,030,500
175,665	Total New Jersey				181,463,060
	New Mexico – 0.5%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R		1,569,835
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R		1,575,392

12,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003A, 4.875%, 4/01/33	4/16 at 101.00	BBB		12,832,125

1,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003B, 4.875%, 4/01/33	4/16 at 101.00	BBB		1,026,570

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,095	5.500%, 9/01/16	No Opt. Call	N/R		1,123,229
500	5.750%, 9/01/21	9/16 at 100.00	N/R		517,660
3,500	6.000%, 9/01/32	9/16 at 100.00	N/R		3,632,755
21,590	Total New Mexico				22,277,566
	New York – 4.5%

750	Amherst Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Beechwood Health Care Center Inc., Series 2007, 5.200%, 1/01/40	1/17 at 102.00	N/R		757,268

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–		516,535

	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001:
1,000	5.500%, 7/01/11	No Opt. Call	Ba2		1,045,110
1,785	5.750%, 7/01/12	7/11 at 101.00	Ba2		1,895,795
1,550	5.750%, 7/01/13	7/11 at 101.00	Ba2		1,641,729
2,355	5.750%, 7/01/15	7/11 at 101.00	Ba2		2,488,552
1,000	5.750%, 7/01/16	7/11 at 101.00	Ba2		1,055,890
200	5.750%, 7/01/17	7/11 at 101.00	Ba2		211,012
3,190	5.375%, 7/01/20	7/11 at 101.00	Ba2		3,323,502
18,720	5.500%, 7/01/30	7/11 at 101.00	Ba2		19,509,797

500	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.125%, 7/01/21 – RAAI Insured	7/09 at 101.00	AA		528,115

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New York (continued)

$7,665	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2000A, 5.500%, 7/01/26	7/08 at 100.00	Ba1	$7,797,758

	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series 2000C:
4,000	5.000%, 7/01/13	7/08 at 100.00	BBB	4,030,000
2,625	5.500%, 7/01/26	7/08 at 100.00	BBB	2,670,465

4,020	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.150%, 8/01/16	No Opt. Call	N/R	4,070,330

62,000	Erie County Tobacco Asset Securitization Corporation, New York, Settlement Backed Bonds, 3rd Subordinate Series 2005D, 0.000%, 6/01/55	6/15 at 7.17	N/R	2,490,540

5,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	AA–	5,737,400

3,445	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Linden Boulevard Apartments, Series 2006A, 4.750%, 1/15/39 (Alternative Minimum Tax)	1/17 at 100.00	AAA	3,436,491

22,400	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B	27,530,944

1,290	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001A, 6.375%, 7/01/31	7/12 at 100.00	B2	1,323,372

1,305	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	B2	1,338,760

1,045	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	B2	1,103,405

	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005A:
24,110	6.250%, 3/01/15	3/09 at 103.00	N/R	25,628,207
23,390	6.500%, 3/01/35	3/09 at 103.00	N/R	24,929,530

9,000	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005B, 6.750%, 3/01/15	3/09 at 103.00	N/R	9,664,650

6,500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB–	6,738,875

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	4/07 at 100.00	CCC+	2,328,511

	New York City Industrial Development Authority, New York, JetBlue,:
1,000	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B	993,210
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B	997,900

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005O, 5.000%, 6/01/24	6/15 at 100.00	AA–	5,248,050

3,000	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A, 4.750%, 7/15/39 (Alternative Minimum Tax)	1/17 at 100.00	AAA	2,992,530

3,500	New York Liberty Development Corporation, Revenue Bonds, National Sports Museum, 2006A, 6.125%, 2/15/19	2/16 at 100.00	N/R	3,673,390

1,250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	11/11 at 101.00	Baa3	1,318,400

2,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put 11/15/14) (Alternative Minimum Tax)	11/11 at 101.00	Baa3	2,624,225

1,850	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa3	1,957,171

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New York (continued)

$1,070	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	11/11 at 101.00	Baa3	$1,116,374

	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996:
2,925	6.750%, 10/01/19 (Alternative Minimum Tax)	4/07 at 102.00	N/R	2,970,133

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	99,023

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,500	5.000%, 6/01/26	6/16 at 100.00	BBB	2,553,125
13,960	5.000%, 6/01/34	6/16 at 100.00	BBB	14,193,411
5,680	5.125%, 6/01/42	6/16 at 100.00	BBB	5,797,917

5,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	6/15 at 100.00	BBB	5,094,700

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998A, 6.150%, 3/01/15	3/08 at 102.00	N/R	1,005,120

	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998C:
1,500	6.150%, 3/01/15	3/08 at 102.00	N/R	1,507,680
1,600	6.200%, 3/01/20	3/08 at 102.00	N/R	1,608,592
266,085	Total New York			219,543,494
	North Carolina – 1.7%

	Charlotte Housing Authority, North Carolina, GNMA Multifamily Housing Mortgage Revenue Bonds, South Oak Crossing, Series 2006:
2,235	4.700%, 8/20/36 (Alternative Minimum Tax)	8/16 at 100.00	Aaa	2,215,533
2,485	4.800%, 8/20/48 (Alternative Minimum Tax)	8/16 at 100.00	Aaa	2,463,256

25,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45	1/15 at 100.00	AA	25,870,000

6,845	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	7,330,379

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	5,682,875

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	AAA	2,394,740

7,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 26-A, 4.700%, 7/01/38 (Alternative Minimum Tax)	1/16 at 100.00	AA	6,903,540

5,350	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	5,495,253

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
3,800	5.400%, 10/01/27	10/16 at 100.00	N/R	3,932,810
5,360	5.500%, 10/01/31	10/16 at 100.00	N/R	5,571,398
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R	1,730,269

11,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 4.500%, 11/01/36 (UB)	11/16 at 100.00	AA–	10,830,710

140	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 4.500%, 11/01/36	11/16 at 100.00	AA–	137,845

	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Series 2005C:
750	5.250%, 10/01/24	10/15 at 100.00	N/R	771,990
1,600	5.500%, 10/01/32	10/15 at 100.00	N/R	1,657,520
80,720	Total North Carolina			82,988,118

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	North Dakota – 0.4%

$2,000	Burleigh County Industrial Development Authority, North Dakota, The Missouri Slope Lutheran Care Center, Series 2006, 5.375%, 11/01/28	11/15 at 100.00	N/R	$2,024,880

	Fort Yates Public School District 4 Building Authority, North Dakota, Lease Revenue Bonds, Series 2005:
1,705	5.000%, 7/15/20 – ACA Insured	7/15 at 100.00	A	1,783,294
2,410	5.000%, 7/15/24 – ACA Insured	7/15 at 100.00	A	2,493,073

	Grand Forks, North Dakota, Senior Housing Revenue Bonds, 4000 Valley Square, Series 2006:
2,765	5.125%, 12/01/21	12/15 at 100.00	N/R	2,772,604
1,750	5.200%, 12/01/26	12/15 at 100.00	N/R	1,760,955
3,000	5.300%, 12/01/34	12/15 at 100.00	N/R	3,019,110

	Lincoln Municipal Industrial Development Act Revenue Bonds, North Dakota, Missouri Slope Lutheran Care Center, Series 2006:
640	5.250%, 11/01/26	11/15 at 100.00	N/R	641,728
2,840	5.350%, 11/01/41	11/15 at 100.00	N/R	2,845,850

395	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	2/08 at 100.00	N/R	395,624
17,505	Total North Dakota			17,737,118
	Ohio – 2.6%

	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation, Series 1998:
500	5.700%, 1/01/13	1/08 at 102.00	B	492,105
1,270	5.800%, 1/01/18	1/08 at 102.00	B	1,238,885

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	1,115,216

1,875	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Garfield Heights Project, Series 2004D, 5.250%, 5/15/23	5/14 at 102.00	N/R	1,926,169

12,415	Coshocton County, Ohio, Environmental Revenue Bonds, Smurfit-Stone Container Corporation, Series 2005, 5.125%, 8/01/13	No Opt. Call	CCC+	12,507,740

1,030	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	AAA	1,065,690

7,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2006, 5.250%, 8/15/46	8/16 at 100.00	A	7,332,570

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
1,000	5.000%, 12/01/22	12/16 at 100.00	N/R	996,140
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	979,330

1,465	Lake Local School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/20 – FSA Insured	6/15 at 100.00	AAA	1,561,998

4,435	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	B–	4,680,300

1,080	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1999, 5.650%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	B–	1,081,134

4,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	4,059,880

2,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)	9/09 at 102.00	N/R	2,381,190

470	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	9/09 at 101.00	Ba3	478,629

7,965	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/10 at 101.00	Ba3	8,188,896

34,520	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	Ba1	34,972,212

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Ohio (continued)

$7,060	Ohio, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 5.625%, 3/01/15	No Opt. Call	B–	$7,094,665

6,355	Ohio, Solid Waste Revenue Bonds, General Motors Corporation, Series 2002, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	B–	6,508,156

11,000	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A, 7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	11,272,030

8,900	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	9,141,991

500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	520,385

65	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/08 at 103.00	Baa3	67,596

2,500	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	N/R	2,568,225

1,025	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A+	1,051,025

1,275	Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	B–	1,345,520
122,145	Total Ohio			124,627,677
	Oklahoma – 2.0%

1,560	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.500%, 11/01/19 – XLCA Insured	11/14 at 100.00	AAA	1,707,654

700	Haskell County Public Finance Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 5.250%, 4/01/31 – RAAI Insured	4/16 at 100.00	Aa3	737,156

	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
2,780	5.500%, 9/01/25	9/16 at 100.00	BBB–	2,964,258
5,210	5.375%, 9/01/29	9/16 at 100.00	BBB–	5,470,396
6,710	5.375%, 9/01/36	9/16 at 100.00	BBB–	7,013,829

6,800	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	6,866,572

	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System, Series 1999A:
1,250	5.125%, 8/15/10 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,302,150
1,000	5.750%, 8/15/12 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,056,710
815	5.750%, 8/15/13 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	861,219
1,000	5.750%, 8/15/15 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,056,710
1,730	5.625%, 8/15/19 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,822,918
6,020	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	6,343,334

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
1,100	5.250%, 5/15/16	5/14 at 100.00	BBB+	1,150,017
610	5.000%, 5/15/18	5/14 at 100.00	BBB+	625,116
450	5.000%, 5/15/19	5/14 at 100.00	BBB+	460,310

4,000	Tulsa Industrial Authority, Oklahoma, Student Housing Revenue Bonds, University of Tulsa, Series 2006, 5.000%, 10/01/37	10/16 at 100.00	A2	4,144,040

745	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	6/07 at 100.00	B	747,630

16,530	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	6/07 at 100.00	B	16,591,657

25	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	25,616

110	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	111,993

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Oklahoma (continued)

$27,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	B–	$32,254,200

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
1,985	6.000%, 5/01/25	5/16 at 103.00	N/R	2,061,641
3,140	6.000%, 5/01/31	5/16 at 103.00	N/R	3,227,480
91,270	Total Oklahoma			98,602,606
	Oregon – 0.3%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	3,054,150

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	2/07 at 100.00	N/R	400,020
130	5.000%, 10/01/21	7/07 at 100.00	N/R	104,009
680	5.350%, 10/01/31	4/07 at 100.00	N/R	547,393

3,530	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative Minimum Tax) (7)	2/07 at 100.00	B	3,532,789

2,495	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25	12/07 at 102.00	B2	2,516,806

500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993, 6.550%, 2/01/15	2/07 at 100.00	B	500,475

3,965	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	3,970,749
14,800	Total Oregon			14,626,391
	Pennsylvania – 3.1%

2,600	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	2,631,408

2,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.000%, 4/01/25	4/15 at 100.00	Baa2	2,373,201

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
650	9.250%, 11/15/15	11/10 at 102.00	Ba3	772,382
3,525	9.250%, 11/15/22	11/10 at 102.00	Ba3	4,181,849
8,185	9.250%, 11/15/30	11/10 at 102.00	Ba3	9,694,396

6,250	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	Ba1	6,611,438

3,625	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	No Opt. Call	N/R	3,832,640

8,750	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	BB+	9,054,150

4,130	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005A, 4.700%, 3/01/19 (Alternative Minimum Tax)	3/15 at 100.00	BBB	4,118,147

1,000	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	1,010,010

3,165	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–	3,300,462

25	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.625%, 10/15/27	10/08 at 102.00	BB+	25,331

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
2,875	5.125%, 10/15/15	No Opt. Call	N/R	2,849,901

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Pennsylvania (continued)
$4,925	5.500%, 10/15/25	10/15 at 102.00	N/R		$4,966,222
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R		12,309,839

1,500	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R	(3)	1,742,835

	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A:
7,000	6.100%, 7/01/13	1/08 at 102.00	BB+		7,254,590
110	6.200%, 7/01/19	1/08 at 102.00	BB+		112,816

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
4,475	5.875%, 7/01/31	7/16 at 100.00	N/R		4,625,047
2,455	5.900%, 7/01/40	7/16 at 100.00	N/R		2,538,323

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R		508,885

20	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series 1992, 7.000%, 10/01/13	4/07 at 100.00	Ba3		20,031

2,515	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	4/07 at 100.00	BB–		2,514,749

600	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R		626,298

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	4/09 at 102.00	N/R		2,104,900

750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/08 at 102.00	N/R		783,293

	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2001A:
1,250	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2		1,379,713
12,000	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2		13,245,240

7,425	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2		8,195,492

3,300	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2		3,642,441

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	A		1,081,450

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
580	5.250%, 6/01/09	6/08 at 100.00	BB+		581,607
2,000	5.250%, 6/01/14	6/08 at 100.00	BB+		2,001,640
200	5.125%, 6/01/18	6/08 at 100.00	BB+		197,366

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
1,000	6.400%, 1/01/09 (Alternative Minimum Tax)	7/07 at 100.00	B+		1,000,050
1,000	6.500%, 1/01/13 (Alternative Minimum Tax)	7/07 at 100.00	B+		1,016,400
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	7/07 at 100.00	B+		1,516,140

4,900	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue Bonds, Colver Project, Series 2005G, 5.125%, 12/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R		4,963,896

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny General Hospital, Series 1991A:
100	7.125%, 9/01/07	3/07 at 100.00	Ba3		100,160
5	7.250%, 9/01/17	9/17 at 100.00	Ba3		5,009

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2		1,039,190

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Pennsylvania (continued)

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
$350	5.250%, 1/01/27	1/17 at 100.00	BBB	$359,933
1,090	5.375%, 1/01/32	1/17 at 100.00	BBB	1,124,618

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BBB–	5,563,372

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,125	5.800%, 5/01/16	No Opt. Call	BB+	1,130,074
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,396,698
985	6.250%, 5/01/33	5/16 at 100.00	BB+	993,481

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
3,315	5.000%, 9/01/15 – FSA Insured	9/14 at 100.00	AAA	3,532,563
3,005	5.000%, 9/01/16 – FSA Insured	9/14 at 100.00	AAA	3,192,121

1,000	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	1,020,270
141,235	Total Pennsylvania			148,842,067
	Puerto Rico – 0.2%

2,500	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 – XLCA Insured	No Opt. Call	AAA	2,789,250

1,700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3	1,841,270

135	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25	6/10 at 100.00	CCC+	137,805

1,450	Puerto Rico Municipal Finance Agency, Series 2005A, 5.250%, 8/01/25	8/15 at 100.00	BBB	1,546,686

60,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005B, 0.000%, 5/15/55	5/15 at 7.38	N/R	2,166,600

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	31,374
65,815	Total Puerto Rico			8,512,985
	Rhode Island – 0.4%

	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005:
1,180	6.750%, 1/15/13	No Opt. Call	N/R	1,260,169
10,500	7.250%, 7/15/35	7/15 at 103.00	N/R	11,786,775

3,025	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 50A, 4.650%, 10/01/34	10/14 at 100.00	AA+	3,035,467

2,880	Rhode Island Housing and Mortgage Finance Corporation, Housing Bonds, Rental Housing Program, Series 2006A-1, Residuals 1591, 6.572%, 10/01/43 – FGIC Insured (Alternative Minimum Tax) (IF)	4/16 at 100.00	AAA	2,783,318

1,500	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R	1,625,145
19,085	Total Rhode Island			20,490,874
	South Carolina – 1.2%

1,280	Georgetown County, South Carolina, Pollution Control Facilities Revenue Bonds, International Paper Company Project Refunding, Series 1999A, 5.125%, 2/01/12	No Opt. Call	BBB	1,329,395

4,650	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	4,713,054

3,550	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 0.000%, 5/01/20	5/16 at 101.00	N/R	3,143,596

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	South Carolina (continued)

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
$1,000	5.250%, 10/01/26	11/16 at 100.00	N/R		$1,017,870
2,215	5.300%, 10/01/35	11/16 at 100.00	N/R		2,257,905

850	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB		920,856

5,000	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Calhoun School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured	12/16 at 100.00	Aa3		4,850,500

8,600	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Union County School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured	12/16 at 100.00	AA		8,367,456

	South Carolina Jobs and Economic Development Authority, Revenue Bonds, Wesley Commons, Series 2006:
1,500	5.125%, 10/01/26	10/16 at 100.00	N/R		1,512,990
1,500	5.300%, 10/01/36	10/16 at 100.00	N/R		1,517,880

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
70	6.125%, 8/01/23	8/13 at 100.00	BBB+		77,554
765	6.250%, 8/01/31	8/13 at 100.00	BBB+		852,715

	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C:
20	6.000%, 8/01/20 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	22,458
20	6.000%, 8/01/20 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	22,336
1,780	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	2,086,480
220	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	256,505
25	7.000%, 8/01/30 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	29,342
230	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	263,187
35	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	39,835

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
2,310	6.000%, 5/15/22	5/11 at 101.00	BBB		2,462,229
9,170	6.375%, 5/15/28	5/11 at 101.00	BBB		9,936,062
9,050	6.375%, 5/15/30	No Opt. Call	BBB		10,553,929

280	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	4/07 at 100.00	B		280,028
54,120	Total South Carolina				56,514,162
	South Dakota – 0.0%

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/31	No Opt. Call	A–		1,018,270
	Tennessee – 1.1%

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,290	6.375%, 4/15/22	4/12 at 101.00	Baa3		3,536,651
19,115	6.500%, 4/15/31	4/12 at 101.00	Baa3		20,538,112

19,185	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24	3/07 at 100.00	B–		19,553,352

3,550	McMinn County Industrial Development Board, Tennessee, Pollution Control Facilities Revenue Bonds, Bowater Inc. – Calhoun Newsprint Company Project, Series 1991, 7.625%, 3/01/16 (Alternative Minimum Tax)	3/07 at 100.00	B+		3,567,963

500	McMinn County Industrial Development Board, Tennessee, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. – Calhoun Newsprint Company Project, Series 1992, 7.400%, 12/01/22 (Alternative Minimum Tax)	6/07 at 100.00	B+		506,900

7,725	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+		8,061,578
53,365	Total Tennessee				55,764,556

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Texas – 4.7%

$1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	$1,659,945

4,535	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)	6/07 at 100.00	CCC+	4,626,607

745	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 1991, 7.000%, 12/01/11 (Alternative Minimum Tax)	No Opt. Call	CCC+	793,254

105	Angelina & Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds, Champion International Project, Series 1995, 6.300%, 4/01/18 (Alternative Minimum Tax)	3/07 at 101.00	Baa3	106,253

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006B:
1,500	5.750%, 1/01/24	1/17 at 100.00	BB	1,606,065
4,000	5.750%, 1/01/34	1/17 at 100.00	BB	4,274,080

11,675	Austin Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Rutland Place Apartments, Series 1998A, 6.500%, 11/01/33	11/08 at 102.00	B3	11,477,342

215	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	Baa2	251,771

835	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	Baa2	936,269

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Baa2	1,801,162

4,240	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	Baa2	4,489,694

1,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Baa2	1,663,095

295	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB–	302,785

500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 7.750%, 12/01/18	12/08 at 102.00	BBB–	528,235

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	A	6,756,525

2,280	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2005, 4.800%, 3/01/25	3/15 at 100.00	BBB	2,293,110

9,650	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)	5/07 at 100.00	CCC+	9,793,785

4,530	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	11/07 at 100.00	CCC+	4,569,592

125	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)	11/09 at 101.00	CCC+	129,175

2,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC	3,026,928

85	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Mandatory put 11/01/07) (Alternative Minimum Tax)	11/07 at 100.00	CCC+	85,928

1,250	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2006A, 5.125%, 8/15/36 – ACA Insured	8/16 at 100.00	A	1,280,300

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
375	6.000%, 2/15/14	2/13 at 100.00	N/R	385,579
895	7.000%, 2/15/24	2/13 at 100.00	N/R	942,757
1,085	7.250%, 2/15/29	2/13 at 100.00	N/R	1,147,485

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Texas (continued)

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
$2,020	7.000%, 9/01/25	9/14 at 100.00	N/R	$2,216,182
15,560	7.125%, 9/01/34	9/14 at 100.00	N/R	17,114,755

1,000	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series 2006, 5.000%, 8/15/20	8/16 at 100.00	AAA	1,066,780

3,410	Fort Worth Higher Education Finance Corporation, Texas, Higher Education Revenue Bonds, Texas Wesleyan University, Series 1997A, 6.000%, 10/01/16	10/07 at 100.00	Ba2	3,425,243

615	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Mandatory put 10/01/12) (Alternative Minimum Tax)	10/12 at 100.00	BBB–	691,063

2,055	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Ba1	2,301,210

540	Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 6.100%, 8/01/24 (Alternative Minimum Tax)	8/12 at 100.00	BBB	580,187

	Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue Bonds, Waste Management of Texas Inc. Project, Series 2003C:
4,000	5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB	4,134,360
8,000	5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB	8,268,720

50	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)	4/08 at 102.00	BBB	51,078

3,300	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	3,496,680

630	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy Revenue Bonds, Series 2006, 8.000%, 2/15/12	No Opt. Call	N/R	624,544

8,605	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	8,505,612

	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A:
250	7.000%, 2/15/23	2/14 at 101.00	N/R	279,230
1,400	7.125%, 2/15/34	2/14 at 101.00	N/R	1,563,114

1,215	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–	1,240,722

2,560	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–	2,614,195

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
11,475	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B–	12,465,178
1,070	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–	1,188,684
13,795	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–	14,985,371

2,360	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	7/07 at 100.00	B–	2,371,422

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B:
760	6.125%, 7/15/17 (Alternative Minimum Tax)	7/07 at 100.00	B–	764,051
2,895	6.125%, 7/15/27 (Alternative Minimum Tax)	7/07 at 100.00	B–	2,909,012

5,750	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	No Opt. Call	BBB–	5,984,025

2,605	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)	5/09 at 101.00	BBB–	2,680,519

1,500	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29	4/08 at 102.00	BBB–	1,583,790

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Texas (continued)

$1,000	Orchard Higher Education Finance Corporation, Texas, Charter School Revenue Bonds, NYOS Charter School, Series 2006A, 5.000%, 2/15/31 – ACA Insured	2/14 at 100.00	A		$1,026,520

	Orchard Higher Educational Finance Corporation, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2005A:
1,135	5.250%, 2/15/24 – ACA Insured	2/14 at 100.00	A		1,188,981
2,120	5.000%, 2/15/32 – ACA Insured	2/14 at 100.00	A		2,157,948

25	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series 1999, 5.700%, 8/15/08 (ETM)	No Opt. Call	BB–	(3)	25,739

395	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series 1999, 6.250%, 8/15/19 (Pre-refunded 8/15/09)	8/09 at 102.00	BB–	(3)	425,636

1,010	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds, Citgo Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)	5/07 at 102.00	BBB–		1,037,543

3,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	Baa2		3,248,340

5,755	Sea Breeze Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Sea Breeze Senior Apartments, Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)	1/21 at 100.00	N/R		5,841,555

5,830	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)	7/21 at 100.00	N/R		6,041,279

10,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 5.048%, 12/15/26	4/07 at 100.00	N/R		10,000,000

3,750	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB		4,130,025

4,055	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23	7/15 at 100.00	Baa3		4,092,265

4,000	Trinity River Authority, Texas, Revenue Bonds, Tarrant County Water Project, Series 2005, 5.000%, 2/01/21 – MBIA Insured	8/15 at 100.00	AAA		4,237,040

15,000	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 4.500%, 8/01/35 – MBIA Insured (UB)	8/16 at 100.00	AAA		14,531,550
216,775	Total Texas				226,017,869
	Utah – 0.5%

750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/08 at 101.00	N/R		748,028

3,000	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R		3,312,630

4,525	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	7/07 at 102.00	N/R		4,663,691

5,000	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)	2/07 at 100.00	BB–		5,037,100

	Salt Lake County, Utah, College Revenue Bonds, Westminster College, Series 2005:
1,425	5.000%, 10/01/25	10/15 at 100.00	BBB		1,475,060
2,025	5.125%, 10/01/28	10/15 at 100.00	BBB		2,097,232
2,245	5.125%, 10/01/30	10/15 at 100.00	BBB		2,321,016

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,250	5.550%, 11/15/21	11/16 at 100.00	N/R		1,252,220
945	5.550%, 11/15/26	11/16 at 100.00	N/R		943,450
2,545	5.700%, 11/15/36	11/16 at 100.00	N/R		2,537,161

15	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)	7/09 at 101.50	Aa2		15,303
23,725	Total Utah				24,402,891

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Virgin Islands – 0.1%

$2,575	Virgin Islands Public Finance Authority, Senior Lien Matching Fund Loan Note, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	BBB	$2,744,430

1,200	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	1,316,088

625	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB	704,294
4,400	Total Virgin Islands			4,764,812
	Virginia – 3.5%

8,220	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (6)	2/08 at 102.00	B2	8,295,542

755	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax) (6)	12/09 at 101.00	B2	784,309

640	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative Minimum Tax) (6)	12/09 at 101.00	B2	663,514

1,217	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	1,238,371

3,300	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	3,734,280

2,226	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	2,375,966

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,500	5.375%, 12/01/28	12/15 at 100.00	N/R	3,526,635
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R	12,171,600

6,365	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax) (6)	12/08 at 101.00	B2	6,436,479

500	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB–	487,620

3,065	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	3/07 at 101.00	BB–	3,056,295

21,555	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds, Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15	No Opt. Call	CCC+	21,974,460

	James City County Economic Development Authority, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Williamsburg Landing Inc., Series 2005A:
750	5.350%, 9/01/26	9/15 at 100.00	N/R	774,660
750	5.500%, 9/01/34	9/15 at 100.00	N/R	775,928

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
100	5.750%, 7/01/07	No Opt. Call	N/R	100,054
25	6.250%, 7/01/11	7/10 at 102.00	N/R	25,597
40	6.350%, 7/01/12	7/10 at 102.00	N/R	41,288
110	6.550%, 7/01/14	7/10 at 102.00	N/R	114,246
45	6.625%, 7/01/15	7/10 at 102.00	N/R	46,850
560	6.875%, 7/01/20	7/10 at 102.00	N/R	586,813
715	7.000%, 7/01/25	7/10 at 102.00	N/R	749,956
595	7.000%, 7/01/30	7/10 at 102.00	N/R	623,251

3,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	3,348,210

3,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion Univesrity LLC Project, Series 2006B, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	3,448,423

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Virginia (continued)

$500	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A, 5.250%, 8/15/07 (ETM)	No Opt. Call	AAA		$504,340

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
100	5.250%, 8/15/09 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA		104,286
7,400	0.000%, 8/15/14 (Pre-refunded 8/15/08)	8/08 at 73.23	AAA		5,116,212
650	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 64.81	AAA		397,735
7,825	5.500%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA		8,189,410
1,200	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 28.38	AAA		321,552

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998B:
2,975	0.000%, 8/15/12 (Pre-refunded 8/15/08)	8/08 at 82.10	AAA		2,306,042
3,100	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 68.82	AAA		2,014,380
155	0.000%, 8/15/17 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 61.24	AAA		89,576
25	0.000%, 8/15/18 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 57.58	AAA		13,585
4,770	0.000%, 8/15/19 (Pre-refunded 8/15/08)	8/08 at 54.38	AAA		2,449,109
75	0.000%, 8/15/20 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 51.06	A	(3)	36,141
50	0.000%, 8/15/21 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 48.20	A	(3)	22,744
15,300	0.000%, 8/15/23 (Pre-refunded 8/15/08)	8/08 at 42.95	AAA		6,204,456
1,750	0.000%, 8/15/29 (Pre-refunded 8/15/08)	8/08 at 30.08	AAA		497,018
24,000	0.000%, 8/15/33 (Pre-refunded 8/15/08)	8/08 at 23.55	AAA		5,336,640
10,000	0.000%, 8/15/35 (Pre-refunded 8/15/08)	8/08 at 20.95	AAA		1,977,500

	Pocahontas Parkway Association, Virginia, Subordinate Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998C:
2,000	0.000%, 8/15/11 (Pre-refunded 8/15/08)	8/08 at 86.05	AAA		1,624,840
3,200	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 67.66	AAA		2,044,288
3,300	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 63.56	AAA		1,980,429
200	0.000%, 8/15/17 (Pre-refunded 8/15/08)	8/08 at 59.91	AAA		113,134
4,000	0.000%, 8/15/20 (Pre-refunded 8/15/08)	8/08 at 49.60	AAA		1,873,040
4,100	0.000%, 8/15/21 (Pre-refunded 8/15/08)	8/08 at 46.70	AAA		1,807,854
4,800	0.000%, 8/15/24 (Pre-refunded 8/15/08)	8/08 at 38.40	AAA		1,740,192
5,500	0.000%, 8/15/26 (Pre-refunded 8/15/08)	8/08 at 33.98	AAA		1,764,785
5,500	0.000%, 8/15/27 (Pre-refunded 8/15/08)	8/08 at 31.68	AAA		1,644,995
5,600	0.000%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 29.79	AAA		1,574,944
6,100	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 26.34	AAA		1,516,887
6,200	0.000%, 8/15/31 (Pre-refunded 8/15/08)	8/08 at 24.77	AAA		1,449,746

640	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds, Series 2001A, 7.400%, 7/15/21	7/11 at 105.00	B2		685,229

7,825	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21	7/11 at 100.00	B2		7,966,862

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R		736,760

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
10,175	5.500%, 6/01/26	6/15 at 100.00	BBB		10,827,625
8,800	5.625%, 6/01/37	6/15 at 100.00	BBB		9,412,304

	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005:
750	5.250%, 11/01/26	11/15 at 100.00	N/R		769,780
4,000	5.375%, 11/01/32	11/15 at 100.00	N/R		4,119,200

1,000	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R		1,093,290

325	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/09 (Alternative Minimum Tax)	No Opt. Call	N/R		321,805

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Virginia (continued)

	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A:
$1,000	5.200%, 1/01/27	1/15 at 100.00	N/R		$1,018,990
2,000	5.300%, 1/01/35	1/15 at 100.00	N/R		2,041,360
240,998	Total Virginia				169,089,412
	Washington – 0.5%

8,660	Port of Seattle, Washington, Special Facilities Revenue Bonds, Northwest Airlines Project, Series 2001, 7.250%, 4/01/30 (4)	4/11 at 101.00	N/R		8,634,713

10,360	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2004, 4.500%, 8/01/19 – FSA Insured	8/14 at 100.00	AAA		10,550,831

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005:
1,150	5.375%, 12/01/22	12/15 at 100.00	Baa2		1,197,904
1,500	5.500%, 12/01/30	12/15 at 100.00	Baa2		1,567,620

2,855	Snohomish County, Washington, General Obligation Bonds, Series 2006, 5.000%, 12/01/21 – MBIA Insured	6/16 at 100.00	AAA		3,046,742
24,525	Total Washington				24,997,810
	West Virginia – 0.0%

1,000	Hampshire County Building Commission, West Virginia, Lease Revenue Bonds, Judicial Annex, Series 2007A, 5.000%, 1/01/37	1/12 at 100.00	N/R		993,050

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	N/R		377,160
1,365	Total West Virginia				1,370,210
	Wisconsin – 1.3%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
7,455	6.125%, 6/01/27	6/12 at 100.00	BBB		7,976,552
1,000	7.000%, 6/01/28	6/12 at 100.00	BBB		1,130,180
7,075	6.375%, 6/01/32	6/12 at 100.00	BBB		7,707,788

4,160	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	B1		4,267,245

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(3)	566,033

1,065	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc. Project, Series 1999B, 5.500%, 7/01/15	No Opt. Call	B2		1,080,922

165	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Papers Inc. Project, Series 1999A, 5.350%, 7/01/15	No Opt. Call	B2		166,977

	Onalaska Community Development Authority, Wisconsin, Senior Housing Revenue Bonds, Bethany Lutheran Homes Inc., Series 2007:
2,800	5.150%, 1/01/32	1/14 at 101.00	N/R		2,809,800
7,490	5.250%, 1/01/42	1/14 at 101.00	N/R		7,504,081

1,405	Wisconsin Health and Educational Facilities Authority, General Revenue Bonds, Carroll College Project, Series 2006, 5.000%, 10/01/26	10/16 at 100.00	BBB		1,456,704

250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc., Series 2001, 6.000%, 7/01/21	7/11 at 100.00	A–		264,910

1,035	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	BBB+		1,071,556

65	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999B, 5.625%, 2/15/20	2/09 at 101.00	BBB+		67,420

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Wisconsin (continued)

$2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34	8/14 at 100.00	N/R		$2,729,475

1,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21	10/11 at 100.00	BBB		1,471,279

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R		2,408,918

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2002A, 7.500%, 5/01/32 (Pre-refunded 5/01/12)	5/12 at 100.00	N/R	(3)	2,885,500

6,125	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB		6,185,571

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.375%, 2/15/34	2/16 at 100.00	BBB+		2,103,720

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
1,155	5.000%, 4/01/13	No Opt. Call	N/R		1,151,888
875	6.125%, 4/01/24	4/14 at 100.00	N/R		922,831
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R		1,057,350

3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36	5/16 at 100.00	BBB		3,243,680

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB–		2,858,071

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2002, 5.750%, 8/15/30 (Pre-refunded 2/15/12)	2/12 at 101.00	A–	(3)	2,192,380
62,185	Total Wisconsin				65,280,831
	Wyoming – 0.4%

20,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB–		21,766,486
$4,928,552	Total Long-Term Investments (cost $4,681,516,812) – 100.4%				4,877,427,957
	SHORT-TERM INVESTMENTS – 0.3%

$4,810	California Housing Finance Agency, Home Mortgage Revenue Bonds, Variable Rate Demand Obligations, Series 2001R, 3.680%, 8/01/23 – AMBAC Insured (Alternative Minimum Tax) (9)		A-1+		4,810,000

5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Variable Rate Demand Obligations, Fiscal Series 1993C, 3.650%, 6/15/22 – FGIC Insured (9)		A-1+		5,000,000

3,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.300%, 12/01/15 – MBIA Insured (9)		A-1+		3,500,000
$13,310	Total Short-Term Investments (cost $13,310,000)				13,310,000
	Total Investments (cost $4,694,826,812) – 100.7%				4,890,737,957

	Floating Rate Obligations – (2.0)%				(99,219,634)

	Other Assets Less Liabilities – 1.3%				66,724,542

	Net Assets – 100%				$4,858,242,865

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	Non-income producing, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(5)	Principal Amount for investment rounds to less than $1,000.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2007

(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(7)	The Internal Revenue Service (the “IRS”) has formally determined that the interest received from the bonds’ coupon payments should be considered taxable. The issuer has stated that if they are not able to resolve this taxability matter with the IRS, or to have the IRS determination of taxability overturned, the issuer will take steps to ensure that the bondholders will be made whole with respect to any federal tax liability. The Adviser will continue to monitor the ongoing progress of this taxability matter and act in what it believes is in the best interest of shareholders.
(8)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Upon such notice, Bayonne is obligated to increase the interest rate it pays on the debt from 8.050% annually to 10.750% annually and the Adviser has instructed the custodian to reflect such change in the Fund’s records.
(9)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.
ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At January 31, 2007, the cost of investments was $4,591,015,844.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$205,422,515
Depreciation	(4,899,064)
Net unrealized appreciation (depreciation) of investments	$200,523,451

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Alabama – 2.4%

$1,635	Alabama State Board of Education, Revenue Bonds, Jefferson State Community College, Series 2005, 5.000%, 10/01/23 – AMBAC Insured	10/14 at 101.00	Aaa		$1,729,716

400	Bayou La Batre Utilities Board, Alabama, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%, 3/01/27 – RAAI Insured	3/07 at 102.00	AA		408,456

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	Aaa		2,145,720

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 –AMBAC Insured	6/10 at 102.00	Aaa		5,339,500
9,035	Total Alabama				9,623,392
	Alaska – 1.7%

3,215	Alaska Industrial Development and Export Authority, Revenue Bonds, Lake Dorothy Hydroelectric Project, Series 2006, 5.000%, 12/01/35 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AAA		3,274,156

3,200	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 – AMBAC Insured	9/09 at 101.00	AAA		3,394,080
6,415	Total Alaska				6,668,236
	Arizona – 0.9%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(3)	2,369,409

1,050	Northern Arizona University, System Revenue Bonds, Series 2003, 5.500%, 6/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AAA		1,161,479
3,150	Total Arizona				3,530,888
	Arkansas – 0.8%

2,000	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – FSA Insured	11/15 at 100.00	AAA		2,112,280

1,185	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/30 – AMBAC Insured	12/13 at 100.00	Aaa		1,242,176
3,185	Total Arkansas				3,354,456
	California – 11.5%

713	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 8.921%, 5/01/14 – AMBAC Insured (IF)	5/12 at 101.00	AAA		905,291

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
6,315	5.500%, 5/01/13 – AMBAC Insured (UB)	5/12 at 101.00	AAA		6,878,993
4,500	5.500%, 5/01/14 – AMBAC Insured (UB)	5/12 at 101.00	AAA		4,908,195

5,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		5,987,849

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	A1		2,219,580

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	A		1,476,455
1,490	5.500%, 6/01/19	12/13 at 100.00	A		1,629,002

	California, General Obligation Bonds, Series 2004:
875	5.000%, 2/01/19 – AMBAC Insured	2/14 at 100.00	AAA		931,263
1,000	5.200%, 4/01/26	4/14 at 100.00	A+		1,064,270

3,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/32	3/16 at 100.00	A+		3,147,690

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	AAA		4,088,240

3,500	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 – MBIA Insured	No Opt. Call	AAA		4,229,575

6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	AAA		6,257,040

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	$1,802,605
45,983	Total California			45,526,048
	Colorado – 1.1%

1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 – XLCA Insured	9/15 at 100.00	AAA	1,311,254

805	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative Minimum Tax)	4/10 at 105.00	AA	808,099

1,850	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aaa	2,069,355
3,885	Total Colorado			4,188,708
	Connecticut – 1.6%

	Bridgeport, Connecticut, General Obligation Bonds, Series ROL-II-R-45:
2,360	10.524%, 7/15/16 (Pre-refunded 7/15/10) (IF)	7/10 at 101.00	AAA	2,947,144
2,600	10.484%, 7/15/17 (Pre-refunded 7/15/10) (IF)	7/10 at 101.00	AAA	3,246,854
4,960	Total Connecticut			6,193,998
	District of Columbia – 1.2%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	AAA	4,733,755
	Florida – 3.3%

1,200	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14	No Opt. Call	AA	1,300,968

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	3,641,414

1,600	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 – MBIA Insured (Alternative Minimum Tax)	11/10 at 100.00	Aaa	1,684,192

1,115	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 (Pre-refunded 11/01/10) – MBIA Insured (Alternative Minimum Tax)	11/10 at 100.00	Aaa	1,177,239

1,765	Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia Island Properties Inc., Series 1993A, 9.750%, 1/01/23	7/07 at 100.00	N/R	1,770,701

3,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.500%, 10/01/18 – AMBAC Insured	No Opt. Call	AAA	3,351,030
12,190	Total Florida			12,925,544
	Georgia – 0.5%

2,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%, 12/01/27 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,961,440
	Illinois – 7.2%

1,000	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	1,028,260

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	1,606,363
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	AAA	1,819,948

1,020	Chicago Board of Education, Illinois, General Obligation Bonds, DePriest Elementary School, Series 2004H, 5.500%, 12/01/22 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	AAA	1,134,067

2,105	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	A+	2,123,356

3,320	Kane County, Illinois, Motor Fuel and Tax Alternative Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	3,727,364

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	AA	1,334,945

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Illinois (continued)

$3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	$3,948,270

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AAA	5,491,122

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 – AMBAC Insured	3/14 at 101.00	AAA	1,808,266

4,075	Will County School District 88A, Richland, Illinois, General Obligation Bonds, Series 2005A, 5.250%, 1/01/24 – FSA Insured	1/15 at 100.00	Aaa	4,376,102
24,290	Total Illinois			28,398,063
	Indiana – 2.8%

2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 – FSA Insured	1/12 at 100.00	AAA	3,066,061

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,351,300

615	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	Aaa	620,203

1,025	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA	1,204,970

1,815	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/19 (Pre-refunded 6/01/13) – FSA Insured	6/13 at 100.00	AAA	1,962,342

1,805	Munster School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2005, 5.250%, 7/15/24 – FSA Insured	1/16 at 100.00	AAA	1,947,306

1,000	Vigo County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 5.250%, 7/10/24 – FSA Insured	1/13 at 100.00	AAA	1,055,490
10,300	Total Indiana			11,207,672
	Kansas – 1.6%

2,585	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	2,639,156

3,500	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	3,675,735
6,085	Total Kansas			6,314,891
	Kentucky – 1.1%

2,200	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	2,359,874

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	4/08 at 102.00	BB–	2,037,900
4,200	Total Kentucky			4,397,774
	Louisiana – 2.3%

380	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa	388,398

2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – MBIA Insured	12/12 at 100.00	AAA	2,687,686

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (4)	No Opt. Call	AAA	1,190,100

4,750	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30	5/11 at 101.00	BBB	4,972,158
8,655	Total Louisiana			9,238,342

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Maryland – 1.9%

$2,000	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	6/07 at 102.00	A–	$2,043,060

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA	5,288,800
7,000	Total Maryland			7,331,860
	Massachusetts – 2.9%

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB	3,112,170

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded 8/01/12) – MBIA Insured	8/12 at 100.00	AAA	5,388,850

2,480	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/18	No Opt. Call	AA	2,810,336
10,480	Total Massachusetts			11,311,356
	Michigan – 3.5%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	AAA	2,911,319

1,000	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	AAA	1,053,300

2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/23	8/08 at 101.00	BB–	2,020,520

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/07 at 100.00	BB–	3,002,100

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A3	2,113,620

2,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 – XLCA Insured (Alternative Minimum Tax)	12/12 at 100.00	AAA	2,650,475
13,255	Total Michigan			13,751,334
	Minnesota – 0.3%

65	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1997G, 6.000%, 1/01/18	7/10 at 101.50	AA+	66,015

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+	1,165,655
1,145	Total Minnesota			1,231,670
	Missouri – 1.6%

2,060	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/29 – XLCA Insured	No Opt. Call	AAA	2,405,256

1,730	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2004D, 5.500%, 9/01/34 (Alternative Minimum Tax)	3/14 at 100.00	AAA	1,798,871

1,915	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – MBIA Insured	No Opt. Call	AAA	2,176,685
5,705	Total Missouri			6,380,812
	New Hampshire – 3.3%

5,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – MBIA Insured	5/12 at 101.00	AAA	5,916,955

4,705	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition PAC Bonds, Series 2005D, 6.000%, 1/01/35 (Alternative Minimum Tax)	1/15 at 100.00	Aa2	4,954,883

2,000	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (Alternative Minimum Tax)	1/16 at 100.00	Aa2	2,097,220
12,205	Total New Hampshire			12,969,058

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New Jersey – 5.0%

$1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aaa		$1,583,657

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/23	No Opt. Call	AA–		8,022,909

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – FSA Insured	No Opt. Call	AAA		3,431,580

1,500	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/19 – AMBAC Insured	No Opt. Call	AAA		1,683,285

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – FSA Insured	No Opt. Call	AAA		2,194,320

1,350	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(3)	1,440,666

1,680	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	BBB		1,611,624
17,865	Total New Jersey				19,968,041
	New York – 11.1%

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA		1,097,000

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–		4,189,280

700	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319, 10.065%, 11/01/17 (IF)	5/10 at 101.00	Aa1		857,388

6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2000C, 5.875%, 11/01/17 (Pre-refunded 5/01/10) (UB)	5/10 at 101.00	AAA		6,450,000

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA–		5,454,950

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004A, 5.500%, 8/01/20	8/13 at 100.00	AA–		3,790,605

15	New York City, New York, General Obligation Bonds, Series 1991B, 7.500%, 2/01/09	4/07 at 100.00	AA–		15,044

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA		3,735,375

4,645	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA–		4,916,686

355	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)	1/11 at 100.00	AA–	(3)	378,022

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–		2,372,116

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		5,745,700

5,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	4/07 at 102.00	N/R		5,077,150
40,840	Total New York				44,079,316
	North Carolina – 0.5%

1,800	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	AAA		2,155,266
	Ohio – 0.7%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AAA		2,573,405
	Oklahoma – 1.3%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 – XLCA Insured	11/14 at 100.00	AAA		1,931,753

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Oklahoma (continued)

$3,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	$3,054,360
4,730	Total Oklahoma			4,986,113
	Oregon – 1.1%

2,170	Marion County Housing Authority, Oregon, Senior Lien Multifamily Housing Revenue Bonds, Elliot Residence, Series 1995, 7.500%, 10/20/37 (Alternative Minimum Tax)	10/11 at 100.00	AAA	2,283,513

2,250	Oregon State, General Obligation Bonds, Series 2006-87B, 4.700%, 12/01/41 (Alternative Minimum Tax)	6/16 at 100.00	AA–	2,221,358
4,420	Total Oregon			4,504,871
	Pennsylvania – 2.3%

1,100	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 – MBIA Insured	11/10 at 102.00	AAA	1,215,258

5,935	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, DRIVERS Series 144, Inverse Floaters, 9.507%, 1/01/15 – FSA Insured (IF)	1/08 at 100.00	AAA	6,856,111

375	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware Valley Medical Center, Series 1992, 7.000%, 8/01/22	2/07 at 100.00	AAA	377,344

595	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	583,409
8,005	Total Pennsylvania			9,032,122
	Puerto Rico – 2.8%

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/25 – XLCA Insured	7/15 at 100.00	AAA	1,062,390

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 – XLCA Insured	No Opt. Call	AAA	4,462,800

3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA	3,151,110

2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%, 7/01/14 – MBIA Insured	No Opt. Call	AAA	2,342,560
10,000	Total Puerto Rico			11,018,860
	South Carolina – 3.4%

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	231,266

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A	2,630,325
3,250	5.500%, 10/01/31	10/11 at 100.00	A	3,412,403

1,000	Newberry County, South Carolina, Special Source Revenue Bonds, Newberry County Memorial Hospital, Series 2005, 5.250%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	1,064,990

500	South Carolina Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds, Series 1994, 6.300%, 9/01/08 (Alternative Minimum Tax)	3/07 at 100.00	A	500,635

75	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)	5/07 at 101.00	Aa2	76,003

5,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	2/13 at 100.00	Aaa	5,333,150
12,525	Total South Carolina			13,248,772
	South Dakota – 1.5%

5,880	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)	6/08 at 102.00	A2	6,081,918

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tennessee – 4.8%

$2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Baa3		$2,617,552

8,115	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		8,622,508

860	Shelby County Health, Educational and Housing Facilities Board, Tennessee, ICF/MR Revenue Bonds, Open Arms Developmental Centers, Series 1992A, 9.750%, 8/01/19 (Pre-refunded 8/01/07)	8/07 at 105.00	N/R	(3)	923,932

870	Shelby County Health, Educational and Housing Facilities Board, Tennessee, ICF/MR Revenue Bonds, Open Arms Developmental Centers, Series 1992C, 9.750%, 8/01/19 (Pre-refunded 8/01/07)	8/07 at 105.00	N/R	(3)	934,676

5,400	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research Foundation, Series 1999, 5.375%, 7/01/29 (Pre-refunded 7/01/09)	7/09 at 102.00	N/R	(3)	5,691,114
17,680	Total Tennessee				18,789,782
	Texas – 7.4%

3,115	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/23 – FGIC Insured	1/15 at 100.00	AAA		3,260,969

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FGIC Insured	3/13 at 100.00	AAA		1,251,035

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Medical Center Project, Series 2000:
3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA	(3)	3,559,693
3,000	6.375%, 10/01/29 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA	(3)	3,285,870

5,250	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds, Series 1999, 5.500%, 8/15/26 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA		5,474,963

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2		3,329,771

4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 101.00	A+	(3)	4,433,400

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Baa3		3,274,465

1,500	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds, Series 2001, 5.375%, 8/01/20 – AMBAC Insured	8/11 at 100.00	AAA		1,586,385
27,475	Total Texas				29,456,551
	Virginia – 0.8%

3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3		3,161,370
	Washington – 3.4%

2,405	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – MBIA Insured	9/12 at 100.00	AAA		2,605,625

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		5,312,700

5,100	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB		5,598,882
12,505	Total Washington				13,517,207
	Wisconsin – 2.4%

2,520	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB		2,696,299

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA–		3,756,935

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	AAA		2,913,484
8,780	Total Wisconsin				9,366,718

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Wyoming – 0.3%

$1,000	Wyoming Loan and Investment Board, Capital Facilities Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA	$1,052,920
$377,428	Total Long-Term Investments (cost $387,800,562) – 102.3%			404,232,529
	SHORT-TERM INVESTMENTS – 1.1%

$4,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.300%, 12/01/15 – MBIA Insured (5)		A-1+	4,500,000

	Total Short-Term Investments (cost $4,500,000)			4,500,000

	Total Investments (cost $392,300,562) – 103.4%			408,732,529

	Floating Rate Obligations – (3.8)%			(15,193,333)

	Other Assets Less Liabilities – 0.4%			1,885,773

	Net Assets – 100%			$395,424,969

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS 140.

At January 31, 2007, the cost of investments was $376,917,759.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$17,598,445
Depreciation	(974,925)
Net unrealized appreciation (depreciation) of investments	$16,623,520

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Alabama – 4.5%

$10,000	Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999A, 6.000%, 10/01/29 – AMBAC Insured	10/09 at 102.00	AAA	$10,706,800

5,000	Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 (Pre-refunded 10/01/09) – AMBAC Insured	10/09 at 101.00	Aaa	5,341,050

9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 101.00	AAA	9,712,620

4,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 – MBIA Insured	7/14 at 100.00	AAA	4,203,280

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – MBIA Insured	8/12 at 77.49	AAA	7,584,620
40,255	Total Alabama			37,548,370
	Alaska – 0.6%

4,500	Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A, 5.900%, 4/01/17 – MBIA Insured (Alternative Minimum Tax)	4/07 at 102.00	AAA	4,603,005
	Arizona – 0.8%

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	1,054,080

4,970	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	5,219,941
5,970	Total Arizona			6,274,021
	Arkansas – 0.3%

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – MBIA Insured	11/14 at 100.00	Aaa	2,105,460
	California – 18.3%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	AAA	1,336,440

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	AAA	5,320,100

1,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA	1,053,220

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2	1,044,230

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A3	1,037,740

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	4,429,576

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	AAA	5,177,750

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	AAA	2,381,513

5,000	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/32	8/13 at 100.00	A+	5,186,050

4,500	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	AAA	4,727,205

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	AAA	1,456,466

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – XLCA Insured	3/16 at 100.00	AAA	1,605,108

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – FSA Insured	No Opt. Call	AAA	955,588

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA	$6,311,100

5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	AAA	5,323,586

5,470	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 – FGIC Insured (Alternative Minimum Tax)	8/16 at 102.00	AAA	5,809,414

8,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured	1/10 at 100.00	AAA	8,525,680

2,355	Oakland, California, Sewerage Revenue Bonds, Series 2004A, 5.000%, 6/15/25 – FSA Insured	6/14 at 100.00	AAA	2,480,145

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – MBIA Insured (ETM)	2/07 at 100.00	AAA	15,821,710

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 – FGIC Insured	8/13 at 100.00	AAA	10,624,000

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	AAA	2,133,046

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AAA	2,612,675

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA	10,506,000

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – MBIA Insured	9/14 at 100.00	AAA	1,570,740

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AAA	7,236,397

45,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/32 – MBIA Insured (UB)	No Opt. Call	AAA	14,749,650

8,390	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/24 – MBIA Insured	No Opt. Call	AAA	4,011,175

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)	8/17 at 100.00	AAA	8,003,604

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AAA	3,651,929

5,000	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 – MBIA Insured	10/12 at 100.00	AAA	5,194,350

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	AAA	2,083,540
182,195	Total California			152,359,727
	Colorado – 3.8%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 – AMBAC Insured	12/09 at 100.00	Aaa	5,293,019
5,000	6.000%, 12/01/29 – AMBAC Insured	12/09 at 100.00	Aaa	5,270,500

2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.250%, 9/15/32 – XLCA Insured	9/15 at 100.00	AAA	2,292,240

10,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24 (Pre-refunded 5/15/09) – FSA Insured	5/09 at 101.00	AAA	10,522,600

3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 65.63	AAA	2,145,938

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	1,122,616

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Colorado (continued)

$2,785	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 – MBIA Insured	12/14 at 100.00	Aaa	$2,948,452

1,650	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	AAA	1,743,704
31,450	Total Colorado			31,339,069
	Connecticut – 0.5%

3,750	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AAA	3,992,175
	Florida – 3.1%

1,285	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	1/10 at 100.00	AAA	1,312,923

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 – FSA Insured (Alternative Minimum Tax)	8/10 at 100.00	AAA	4,099,776

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 102.00	AAA	6,342,747

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	3,669,015
6,350	5.375%, 10/01/27 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	6,692,646

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
970	5.550%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,010,304
2,505	5.750%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	2,605,150
24,520	Total Florida			25,732,561
	Georgia – 3.2%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured	12/15 at 100.00	AAA	2,113,180

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 – MBIA Insured	7/14 at 100.00	Aaa	5,344,166

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – MBIA Insured	5/14 at 100.00	AAA	1,345,788
2,490	5.250%, 5/01/23 – MBIA Insured	5/14 at 100.00	AAA	2,680,809
2,440	5.000%, 5/01/36 – MBIA Insured	5/14 at 100.00	AAA	2,555,314

	Marietta Development Authority, Georgia, First Mortgage Revenue Bonds, Life College Inc., Series 1995A:
3,020	5.950%, 9/01/19 – FSA Insured	3/07 at 101.00	AAA	3,055,092
6,180	6.250%, 9/01/25 – FSA Insured	3/07 at 101.00	AAA	6,253,233

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 – XLCA Insured	7/13 at 100.00	Aaa	2,379,645

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – XLCA Insured	7/15 at 100.00	Aaa	1,050,760
25,585	Total Georgia			26,777,987
	Hawaii – 1.3%

10,000	Hawaii, General Obligation Bonds Series 2002CX, 5.500%, 2/01/23 – FSA Insured (UB)	2/12 at 100.00	AAA	10,722,900
	Idaho – 0.3%

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aaa	1,067,920
1,065	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aaa	1,136,472
2,065	Total Idaho			2,204,392

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Illinois – 5.7%

$9,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AAA	$9,398,700

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – MBIA Insured	1/16 at 100.00	AAA	3,098,589

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 – MBIA Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	3,210,690

2,930	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – MBIA Insured	6/07 at 100.00	AAA	2,935,860

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 – FGIC Insured	1/12 at 100.00	AAA	2,039,196

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 – MBIA Insured	11/10 at 101.00	AAA	6,976,515

4,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006, 5.000%, 1/01/26 – FSA Insured	7/16 at 100.00	AAA	4,238,640

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 – MBIA Insured	12/10 at 100.00	AAA	2,849,690

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AAA	4,231,502

8,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A, 5.000%, 8/15/21 (Pre-refunded 8/15/11) – AMBAC Insured	8/11 at 100.00	AAA	8,405,120
48,980	Total Illinois			47,384,502
	Indiana – 5.1%

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	AAA	3,406,920
8,605	5.500%, 1/15/26 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	AAA	9,190,140

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – MBIA Insured	7/12 at 100.00	AAA	4,259,880

	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 1997B-2:
235	6.000%, 7/01/16 (Alternative Minimum Tax)	7/07 at 101.50	Aaa	237,973
1,350	6.125%, 1/01/27 (Alternative Minimum Tax)	7/07 at 101.50	Aaa	1,368,576

11,915	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AAA	12,683,994

6,085	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/27 – MBIA Insured	7/12 at 100.00	AAA	6,366,979

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 – FGIC Insured	7/12 at 100.00	AAA	3,154,890

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 – MBIA Insured	4/12 at 100.00	AAA	1,066,466
39,385	Total Indiana			41,735,818
	Kansas – 0.9%

3,885	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – MBIA Insured	5/15 at 100.00	AAA	4,089,895

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 – FSA Insured	9/14 at 101.00	AAA	3,256,379
6,950	Total Kansas			7,346,274
	Louisiana – 2.2%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – MBIA Insured	11/14 at 100.00	AAA	3,254,624

2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+	2,817,666

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Louisiana (continued)

$1,640	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	$1,742,795

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	10,205,800
17,345	Total Louisiana			18,020,885
	Maine – 0.0%

180	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25 – FSA Insured	7/07 at 100.00	AAA	181,451
	Maryland – 0.4%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – XLCA Insured	9/16 at 100.00	AAA	1,141,823
1,750	5.250%, 9/01/28 – XLCA Insured	9/16 at 100.00	AAA	1,904,490
2,800	Total Maryland			3,046,313
	Massachusetts – 2.3%

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB	1,012,640

9,095	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	9,518,554

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	8,681,760
18,095	Total Massachusetts			19,212,954
	Michigan – 7.2%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	AAA	6,135,718

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – MBIA Insured	5/15 at 100.00	AAA	9,039,422

2,995	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/16 – XLCA Insured	4/13 at 100.00	AAA	3,194,257

7,280	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 – AMBAC Insured (Alternative Minimum Tax)	4/07 at 102.00	AAA	7,448,022

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A:
12,000	5.750%, 11/15/17 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	12,745,557
13,675	6.125%, 11/15/26 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	14,642,230

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 – FGIC Insured (Alternative Minimum Tax)	12/12 at 100.00	AAA	5,854,633
62,110	Total Michigan			59,059,839
	Minnesota – 1.7%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	2,280,677

1,670	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	1,743,680

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 – FSA Insured	5/10 at 101.00	Aaa	10,307,068
13,495	Total Minnesota			14,331,425
	Mississippi – 1.0%

7,450	Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Department of Corrections, Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) – AMBAC Insured	11/09 at 102.00	AAA	8,025,289

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Missouri – 1.0%

$7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – FSA Insured	10/13 at 100.00	AAA	$8,004,092
	Nevada – 1.0%

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)	12/09 at 102.00	AAA	3,890,060

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	AAA	2,111,160

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/12 at 101.00	AAA	2,247,483
7,725	Total Nevada			8,248,703
	New Jersey – 2.9%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,887,890
1,775	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,867,513

2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	AA–	2,386,608

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
6,500	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	6,877,650
4,000	5.000%, 1/01/23 – FSA Insured	7/13 at 100.00	AAA	4,205,800

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – FSA Insured	1/15 at 100.00	AAA	3,183,990
3,315	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,499,944
22,515	Total New Jersey			23,909,395
	New York – 4.0%

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	AAA	1,983,268

2,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island, Series 2004, 5.000%, 7/01/27	7/14 at 100.00	Baa1	2,309,490

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,762,253

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AAA	4,009,625

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,831,610

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AAA	5,272,050

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	No Opt. Call	AAA	135,952

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B:
2,030	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	2,164,305
2,835	5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AAA	3,009,806

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	AAA	2,790,299
1,515	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	1,593,159
1,000	5.000%, 3/15/26 – FGIC Insured	3/14 at 100.00	AAA	1,050,330

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/27 – XLCA Insured	6/15 at 101.00	AAA	2,120,480
31,620	Total New York			33,032,627

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	North Dakota – 0.6%

$5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 – AMBAC Insured	6/12 at 100.00	AAA	$5,188,400
	Ohio – 2.1%

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 – FSA Insured	6/14 at 100.00	AAA	1,077,400

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 –AMBAC Insured	6/14 at 100.00	AAA	2,620,950

8,500	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006, 4.250%, 12/01/32 – AMBAC Insured (UB)	12/16 at 100.00	Aaa	8,154,305

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA	2,383,741

2,900	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – FSA Insured	12/13 at 100.00	Aaa	3,110,279
17,140	Total Ohio			17,346,675
	Oklahoma – 1.4%

5,000	Oklahoma State Industries Authority, Health System Revenue Bonds, Baptist Medical Center, Series 1995C, 6.250%, 8/15/12 – AMBAC Insured (ETM)	2/07 at 101.00	AAA	5,059,750

2,890	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 1999A, 5.750%, 8/15/29 – MBIA Insured	8/09 at 101.00	AAA	3,029,876

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 – FGIC Insured	6/10 at 100.00	AAA	2,115,540

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 – FGIC Insured (Alternative Minimum Tax)	6/10 at 100.00	AAA	1,061,630
10,890	Total Oklahoma			11,266,796
	Oregon – 0.3%

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21	11/14 at 100.00	AAA	2,654,575
	Pennsylvania – 2.6%

550	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 6.750%, 2/01/24 (Pre-refunded 2/01/16) – MBIA Insured	2/16 at 100.00	AAA	665,924

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –AMBAC Insured	6/16 at 100.00	AAA	1,116,339

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – FSA Insured	9/14 at 100.00	AAA	5,224,717

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – MBIA Insured	9/15 at 100.00	AAA	2,609,018

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – FSA Insured	5/15 at 100.00	Aaa	5,493,956

6,305	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – FSA Insured	6/13 at 100.00	AAA	6,739,856
20,515	Total Pennsylvania			21,849,810
	Puerto Rico – 1.8%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	AAA	1,346,038

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Puerto Rico (continued)
	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
$840	5.500%, 7/01/14 – FSA Insured (UB)	No Opt. Call	AAA	$931,232
2,550	5.500%, 7/01/16 – FSA Insured (UB)	No Opt. Call	AAA	2,876,375
3,000	5.500%, 7/01/17 – FSA Insured (UB)	No Opt. Call	AAA	3,389,760
3,440	5.500%, 7/01/18 – FSA Insured (UB)	No Opt. Call	AAA	3,893,942
2,250	5.500%, 7/01/19 – FSA Insured (UB)	No Opt. Call	AAA	2,571,750
13,330	Total Puerto Rico			15,009,097
	Rhode Island – 0.1%

1,000	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – MBIA Insured	7/07 at 100.00	AAA	1,040,430
	South Carolina – 2.0%

3,375	Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000, 5.250%, 3/01/20 (Pre-refunded 3/01/11) – FSA Insured	3/11 at 100.00	AAA	3,561,638

2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	AAA	2,247,235

10,350	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 – FSA Insured	4/12 at 100.00	AAA	10,835,519
15,830	Total South Carolina			16,644,392
	Tennessee – 3.5%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+	744,286
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	778,715
1,600	5.500%, 7/01/36	7/16 at 100.00	BBB+	1,701,440

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Apartments, Series 2000A:
1,190	5.850%, 7/01/20 – MBIA Insured	7/10 at 102.00	Aaa	1,238,278
5,155	5.950%, 7/01/31 – MBIA Insured	7/10 at 102.00	Aaa	5,460,228

2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	2,125,080

16,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded 11/15/09) – AMBAC Insured	11/09 at 101.00	AAA	17,081,437
27,420	Total Tennessee			29,129,464
	Texas – 8.4%

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AAA	8,498,080
3,855	5.500%, 11/01/31 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AAA	4,067,642

275	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 (Pre-refunded 2/15/11) – FGIC Insured	2/11 at 100.00	AAA	291,976

290	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –AMBAC Insured	No Opt. Call	AAA	305,318

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 – MBIA Insured	11/11 at 100.00	AAA	5,238,550
6,500	5.250%, 11/15/22 – MBIA Insured	11/11 at 100.00	AAA	6,810,115
6,800	5.250%, 11/15/30 – MBIA Insured	11/11 at 100.00	AAA	7,151,560
2,500	5.375%, 11/15/41 – MBIA Insured	11/11 at 100.00	AAA	2,640,500

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 – MBIA Insured	3/12 at 100.00	AAA	5,210,200

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 – AMBAC Insured	2/14 at 100.00	AAA	1,274,419

2,280	North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001, 5.125%, 6/01/20 – FGIC Insured	12/11 at 100.00	AAA	2,391,082

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Texas (continued)

$20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	AAA	$12,831,397

	Williamson County, Texas, General Obligation Bonds, Series 2001:
5,845	5.500%, 2/15/21 – FSA Insured (Pre-refunded 2/15/11)	2/11 at 100.00	AAA	6,219,372
90	5.500%, 2/15/21 – FSA Insured	2/11 at 100.00	AAA	95,125
6,180	5.500%, 2/15/22 – FSA Insured (Pre-refunded 2/15/11)	2/11 at 100.00	AAA	6,531,950
95	5.500%, 2/15/22 – FSA Insured	2/11 at 100.00	AAA	101,085
73,910	Total Texas			69,658,371
	Utah – 0.6%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 – AMBAC Insured	5/07 at 100.00	AAA	5,007,100
	Vermont – 0.1%

440	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 –FSA Insured	11/09 at 100.00	AAA	442,345
	Virginia – 0.8%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	AAA	6,228,176
	Washington – 8.9%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)	7/11 at 101.00	AAA	3,195,930

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 - AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	5,334,437

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AAA	3,197,590
1,135	6.350%, 9/01/18 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AAA	1,219,841

10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –Nuclear Project 2, Series 2002C, 5.750%, 7/01/18 – MBIA Insured (UB)	7/12 at 100.00	AAA	10,892,600

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 – FGIC Insured	9/12 at 100.00	AAA	6,260,760

7,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	7,996,082

460	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 (Pre-refunded 3/01/10) – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	491,929

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	9,323,789

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 – FGIC Insured (Alternative Minimum Tax)	9/12 at 100.00	AAA	1,910,807

11,400	Seattle, Washington, Water System Revenue Refunding Bonds, Series 1993, 5.250%, 3/01/24 (Pre-refunded 3/01/09) – FGIC Insured	3/09 at 100.00	AAA	11,747,358

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 – FGIC Insured	6/12 at 100.00	AAA	1,072,340

7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aaa	8,377,054

2,050	Washington State Higher Education Facilities Authority, Revenue Bonds, Gonzaga University, Series 2002, 5.050%, 4/01/22 – MBIA Insured	10/12 at 100.00	AAA	2,147,479
68,920	Total Washington			73,167,996

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Wisconsin – 1.2%

$2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	AAA	$2,586,840

1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	AAA	1,736,148

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 (Pre-refunded 5/01/13) – MBIA Insured	5/13 at 100.00	AAA	5,335,000
8,650	Total Wisconsin			9,657,988
$894,840	Total Investments (cost $836,027,668) – 106.5%			879,490,849
	Floating Rate Obligations – (7.2)%			(59,790,000)

	Other Assets Less Liabilities – 0.7%			6,254,255

	Net Assets – 100%			$825,955,104

Primarily all of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At January 31, 2007, the cost of investments was $775,908,934.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$44,434,706
Depreciation	(685,000)
Net unrealized appreciation (depreciation) of investments	$43,749,706

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	National – 0.1%

$3,500	GMAC Municipal Mortgage Trust, Series A1-1, 4.150%, 10/31/39 (Mandatory put 10/31/09) (Alternative Minimum Tax)	No Opt. Call	A3	$3,466,330
	Alabama – 3.2%

7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA	7,786,183

3,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.250%, 11/15/16	11/15 at 100.00	Baa1	3,167,880

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
750	5.000%, 11/15/12	No Opt. Call	A3	777,773
820	5.000%, 11/15/15	No Opt. Call	A3	854,456
2,925	5.000%, 11/15/16	11/15 at 100.00	A3	3,041,415

4,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%, 4/01/09 – MBIA Insured	No Opt. Call	AAA	4,102,480

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,100	5.000%, 1/01/09	No Opt. Call	A+	4,193,439
6,120	5.000%, 1/01/10	No Opt. Call	A+	6,318,166
4,000	5.250%, 1/01/11	No Opt. Call	A+	4,200,920
10,000	5.250%, 1/01/12	No Opt. Call	A+	10,605,300
7,000	5.250%, 1/01/13	No Opt. Call	A+	7,485,240
10,000	5.250%, 1/01/14	No Opt. Call	A+	10,776,600

5,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.750%, 2/01/38 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	AAA	5,235,900

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	9,820,931
74,435	Total Alabama			78,366,683
	Alaska – 0.3%

	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 2005A:
4,000	5.250%, 7/01/13 – FSA Insured	No Opt. Call	AAA	4,314,400
3,000	5.250%, 7/01/14 – FSA Insured	No Opt. Call	AAA	3,263,610
7,000	Total Alaska			7,578,010
	Arizona – 1.5%

4,025	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.125%, 7/01/09	No Opt. Call	A	4,130,616

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A–	2,657,944
1,000	5.000%, 4/01/17	4/14 at 100.00	A–	1,036,170

5,000	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.250%, 7/01/13 – AMBAC Insured	No Opt. Call	AAA	5,407,750

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa	6,524,520

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB	2,957,862

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14	No Opt. Call	Baa1	2,851,052

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	AAA	11,683,210
35,270	Total Arizona			37,249,124

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Arkansas – 1.7%

	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B:
$500	5.000%, 9/01/09	No Opt. Call	BBB		$511,955
2,500	5.625%, 9/01/28	9/09 at 100.00	BBB		2,570,525

2,410	Benton, Arkansas, Public Utility Revenue Bonds, Series 2006, 5.000%, 9/01/21 – AMBAC Insured	3/17 at 100.00	Aaa		2,588,605

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – FSA Insured	11/16 at 100.00	AAA		7,273,044
6,740	4.500%, 11/01/19 – FSA Insured	11/16 at 100.00	AAA		6,941,930

	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006:
8,715	4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AAA		8,792,651
3,400	4.000%, 9/01/14 – FGIC Insured	No Opt. Call	AAA		3,429,172
5,000	3.950%, 9/01/15 – FGIC Insured	No Opt. Call	AAA		5,012,150

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	BBB		1,323,099
1,000	5.000%, 2/01/17	2/15 at 100.00	BBB		1,039,960
1,165	5.000%, 2/01/18	2/15 at 100.00	BBB		1,206,940
39,430	Total Arkansas				40,690,031
	California – 7.4%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
8,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		8,946,320
10,000	5.875%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		11,123,700

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 – AMBAC Insured	7/07 at 100.00	AAA		3,848,653

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
8,075	5.500%, 6/01/14	12/13 at 100.00	A		8,841,479
3,940	5.500%, 6/01/17	12/13 at 100.00	A		4,309,060

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
2,190	5.250%, 7/01/11	No Opt. Call	BBB+		2,285,769
750	5.250%, 7/01/13	No Opt. Call	BBB+		791,490

	California, Economic Recovery Revenue Bonds, Series 2004A:
15,000	5.250%, 7/01/12	No Opt. Call	AA+		16,089,450
20,000	5.250%, 7/01/13	No Opt. Call	AA+		21,654,800
7,500	5.250%, 7/01/14	No Opt. Call	AA+		8,184,225

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 – MBIA Insured	2/13 at 100.00	AAA		11,728,513

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AAA		19,719,360

11,490	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 1993, 5.250%, 2/01/13	2/07 at 100.00	Baa2		11,496,320

3,695	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	AA		3,966,841

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	AAA		5,703,850

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – FSA Insured	7/13 at 100.00	AAA		5,434,450

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	4/08 at 101.00	AAA		6,123,300

4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 6.250%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 101.00	Baa3	(3)	4,283,800

100	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.700%, 6/01/11 (ETM)	No Opt. Call	AAA		103,917

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	California (continued)

$6,100	University of California, General Revenue Bonds, Series 2003B, 5.250%, 5/15/15 – AMBAC Insured	5/13 at 100.00	AAA		$6,599,529

9,000	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – FSA Insured	5/13 at 101.00	AAA		9,609,210

8,780	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003Q, 5.000%, 9/01/16 (Pre-refunded 9/01/11) – FSA Insured	9/11 at 101.00	AAA		9,348,329

875	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	3/07 at 100.00	Baa3		874,965
168,210	Total California				181,067,330
	Colorado – 2.4%

2,000	Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)	12/08 at 102.00	AA		2,034,440

16,830	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA		17,565,134

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–		1,046,480
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		1,062,070

2,000	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A+	(3)	2,245,820

10,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	AAA		10,699,100

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	AAA		3,204,990

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AAA		10,496,911

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	AAA		6,179,366

3,385	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2006, 5.000%, 12/01/12 – XLCA Insured	No Opt. Call	AAA		3,583,767
54,905	Total Colorado				58,118,078
	District of Columbia – 2.8%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
325	5.375%, 5/15/10	No Opt. Call	BBB		335,839
7,090	6.000%, 5/15/11	No Opt. Call	BBB		7,564,108
3,500	5.800%, 5/15/13	5/11 at 101.00	BBB		3,731,840
3,730	5.875%, 5/15/14	5/11 at 101.00	BBB		3,986,400
10,465	6.250%, 5/15/24	5/11 at 101.00	BBB		11,259,817
2,920	6.500%, 5/15/33	No Opt. Call	BBB		3,487,882

10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – FSA Insured	4/09 at 160.00	AAA		11,395,694

	District of Columbia, Certificates of Participation, Series 2003:
3,695	5.500%, 1/01/15 – AMBAC Insured	1/14 at 100.00	AAA		4,028,030
1,000	5.500%, 1/01/16 – AMBAC Insured	1/14 at 100.00	AAA		1,087,620

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 – AMBAC Insured	6/13 at 100.00	AAA		12,252,355

1,900	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 – MBIA Insured	No Opt. Call	AAA		2,061,880

6,250	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.250%, 10/01/17 (Pre-refunded 10/01/08) – AMBAC Insured	10/08 at 101.00	AAA		6,468,313
62,470	Total District of Columbia				67,659,778

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Florida – 2.8%

$5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 –MBIA Insured	7/13 at 100.00	AAA		$5,251,450

500	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 – MBIA Insured	No Opt. Call	AAA		540,575

40	Escambia County Housing Finance Authority, Florida, GNMA/FNMA Multi-County Single Family Mortgage Revenue Bonds, Series 1997A, 5.500%, 4/01/08 (Alternative Minimum Tax)	4/07 at 102.00	Aaa		40,371

7,760	Florida Board of Education, Lottery Revenue Bonds, Series 2006A, 5.000%, 7/01/17 – AMBAC Insured	7/15 at 101.00	AAA		8,379,481

3,245	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/17 – AMBAC Insured	7/13 at 101.00	AAA		3,463,713

3,520	Florida State Correctional Privatization Commission, Certificates of Participation, Series 2004A, 5.000%, 8/01/14 – AMBAC Insured	No Opt. Call	AAA		3,756,262

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – FSA Insured	7/13 at 101.00	AAA		8,215,413

200	Halifax Hospital Medical Center, Daytona Beach, Florida, Healthcare Facilities Revenue Bonds, Halifax Management System Inc., Series 1998A, 4.600%, 4/01/08 – ACA Insured	No Opt. Call	A		201,220

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 – AMBAC Insured	No Opt. Call	AAA		5,546,350

400	Lee County, Florida, Capital Improvement Revenue Refunding Bonds, Series 1997A, 5.750%, 10/01/11 – MBIA Insured	No Opt. Call	AAA		433,132

85	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	7/07 at 101.00	BBB+		86,776

3,675	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/10	No Opt. Call	BBB+		3,771,653

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	AAA		5,244,450

65	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)	9/07 at 102.00	AAA		65,306

1,870	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16 (Pre-refunded 4/01/13)	4/13 at 100.00	Aa1	(3)	1,993,831

4,150	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1		4,406,719

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – MBIA Insured	No Opt. Call	AAA		8,335,168

2,460	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – MBIA Insured (ETM)	No Opt. Call	Aaa		2,742,334

460	Sarasota Elderly Housing Corporation, Florida, First Mortgage Revenue Bonds, McCown Towers Annex Project, Series 1978, 7.500%, 7/01/09	7/07 at 102.00	N/R		476,348

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – FSA Insured	1/15 at 100.00	AAA		6,389,207
64,685	Total Florida				69,339,759
	Georgia – 0.5%

10,000	Appling County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Hatch Plant Project, Series 2006, 4.400%, 7/01/16 (Mandatory put 7/01/11) – AMBAC Insured	7/11 at 100.00	AAA		10,154,100

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB+		1,030,440
11,000	Total Georgia				11,184,540

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Hawaii – 0.4%

$5,105	Hawaii, Highway Revenue Bonds, Series 2003, 5.000%, 7/01/12 – FSA Insured	No Opt. Call	AAA		$5,398,333

5,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2004B, 5.000%, 7/01/12 – MBIA Insured	No Opt. Call	AAA		5,287,300
10,105	Total Hawaii				10,685,633
	Idaho – 0.1%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BBB–		480,245
1,300	5.250%, 9/01/20	9/16 at 100.00	BBB–		1,376,206
1,750	Total Idaho				1,856,451
	Illinois – 7.7%

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	AA	(3)	18,779,775

200	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted Housing Development Revenue Refunding Bonds, Series 1992B, 6.900%, 7/01/22	7/07 at 100.00	AA		200,336

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	AAA		9,818,081

7,010	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	7/07 at 100.00	AA		7,013,365

5,000	Chicago, Illinois, General Obligation Bonds, Series 2005A, 5.000%, 1/01/16 – FSA Insured	1/15 at 100.00	AAA		5,348,500

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AAA		10,448,600

22,335	Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 – FGIC Insured	5/07 at 102.00	AAA		22,794,654

20,000	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AAA		21,366,000

6,760	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA		7,212,176

1,000	Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB		1,019,630

	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
500	5.500%, 9/01/09	9/08 at 101.00	A–		515,490
500	5.500%, 9/01/10	9/08 at 101.00	A–		515,255

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22	5/10 at 101.00	Baa2		9,791,945

1,800	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa2		1,869,786

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 – MBIA Insured	11/08 at 101.00	AAA		1,035,600

8,000	Illinois Health Facilities Authority, Revenue Bonds, OSF Healthcare System, Series 1999, 6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 101.00	A	(3)	8,599,840

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24	10/11 at 100.00	A		3,189,420

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – MBIA Insured	8/13 at 100.00	AAA		7,851,340

10,330	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/13	No Opt. Call	AA		10,938,850

10,400	Illinois, General Obligation Bonds, Series 2006A, 5.000%, 6/01/18	No Opt. Call	AA		11,314,992

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 – MBIA Insured	6/12 at 101.00	AAA		25,043,318

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Illinois (continued)

$3,298	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		$3,392,982
177,168	Total Illinois				188,059,935
	Indiana – 1.2%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	A–		3,002,340

11,590	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 – AMBAC Insured (ETM)	3/07 at 100.00	AAA		11,708,450

6,030	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/20 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AAA		6,419,176

1,990	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	5/07 at 100.00	N/R	(3)	2,354,130

5,815	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17	2/15 at 100.00	BBB		5,892,863
28,425	Total Indiana				29,376,959
	Iowa – 0.6%

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
1,290	5.250%, 7/01/13	No Opt. Call	BBB–		1,327,784
2,235	5.250%, 7/01/14	No Opt. Call	BBB–		2,301,961
4,460	5.250%, 7/01/15	No Opt. Call	BBB–		4,599,018
2,000	5.250%, 7/01/16	No Opt. Call	BBB–		2,062,100
820	5.000%, 7/01/19	7/16 at 100.00	BBB–		823,944

560	Iowa Housing Finance Authority, Single Family Mortgage Bonds, Series 1977A, 5.875%, 8/01/08	2/07 at 100.00	Aaa		564,301

50	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11 (ETM)	No Opt. Call	AAA		53,292

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,475	5.500%, 6/01/12 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		2,656,888
90	5.500%, 6/01/13 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		96,614
1,195	5.500%, 6/01/14 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		1,282,821
15,175	Total Iowa				15,768,723
	Kansas – 0.6%

	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003:
3,350	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	AAA		3,551,201
7,700	5.000%, 10/01/20 – FGIC Insured	10/13 at 100.00	AAA		8,162,462

1,825	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		1,890,116
12,875	Total Kansas				13,603,779
	Kentucky – 0.9%

500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(3)	525,020

4,820	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.125%, 10/01/17 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	AAA		5,197,165

16,980	Kentucky Turnpike Authority, Road Resource Recovery Revenue Refunding Bonds, Series 1987A, 5.000%, 7/01/08 (ETM)	7/07 at 100.00	Aa3	(3)	17,085,276
22,300	Total Kentucky				22,807,461
	Louisiana – 2.3%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006:
11,775	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	AAA		12,307,701
9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	AAA		9,667,710

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Louisiana (continued)
$12,080	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	AAA		$12,952,176

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 – FSA Insured	12/08 at 102.00	AAA		5,207,760

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A+		2,397,480

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB		13,863,234
53,235	Total Louisiana				56,396,061
	Maryland – 0.1%

1,450	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	7/07 at 102.00	Aa2		1,480,291
	Massachusetts – 4.8%

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded 7/01/12) – FSA Insured	7/12 at 100.00	AAA		8,714,684

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 – ACA Insured	7/08 at 101.00	A		820,120

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,555,995
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,893,401

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA		11,073,300

12,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 1/01/13)	1/13 at 100.00	AA	(3)	13,270,750

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	AA	(3)	7,512,102

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	AAA		10,726,800

7,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/15	No Opt. Call	AA		7,811,090

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
10,000	5.000%, 12/15/11 – FSA Insured	No Opt. Call	Aaa		10,508,300
22,325	5.000%, 12/15/12 – FSA Insured	No Opt. Call	Aaa		23,631,904
12,000	5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		12,784,800
7,015	5.000%, 12/15/14 – FSA Insured	No Opt. Call	Aaa		7,516,713
110,145	Total Massachusetts				117,819,959
	Michigan – 7.5%

1,230	Detroit City School District, Wayne County, Michigan, General Obligation Refunding Bonds, Series 2003A, 5.250%, 5/01/11 – FGIC Insured	No Opt. Call	AAA		1,296,592

	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A:
4,555	5.000%, 7/01/18 – FSA Insured	7/16 at 100.00	AAA		4,876,082
9,295	5.000%, 7/01/19 – FSA Insured	7/16 at 100.00	AAA		9,927,804

	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006C:
3,910	5.000%, 7/01/17 – FSA Insured	7/16 at 100.00	AAA		4,196,720
4,765	5.000%, 7/01/18 – FSA Insured	7/16 at 100.00	AAA		5,100,885

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	AAA		8,380,305

10,850	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) – MBIA Insured	1/12 at 100.00	AAA		11,611,996

4,415	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2006C, 5.000%, 7/01/17 – FGIC Insured	7/16 at 100.00	AAA		4,738,752

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Michigan (continued)

$7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB		$7,989,000

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB		7,210,247

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BBB		1,145,675

3,370	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Aquinas College, Series 1998C, 5.125%, 5/01/16 – RAAI Insured	5/08 at 100.00	AA		3,407,677

4,025	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/15	10/14 at 100.00	AAA		4,326,795

8,860	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – FSA Insured	6/15 at 100.00	AAA		9,398,954

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 1998I:
14,080	4.750%, 10/15/17	10/09 at 100.00	AA –		14,361,882
3,850	4.750%, 10/15/21	10/09 at 100.00	AA –		3,899,935

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I:
8,630	5.250%, 10/15/12 – FSA Insured	No Opt. Call	AAA		9,259,127
3,500	5.250%, 10/15/15 – FSA Insured	10/13 at 100.00	AAA		3,783,080

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
20,185	5.750%, 8/15/13	2/07 at 100.00	BB –		20,188,431
41,900	5.500%, 8/15/23	2/07 at 100.00	BB –		41,540,077

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Regional Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08 (ETM)	No Opt. Call	Aaa		1,029,350

195	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	A–		197,217

175	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08	No Opt. Call	BBB–		175,814

40	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08 (ETM)	No Opt. Call	N/R	(3)	40,588

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	BBB–		1,101,643
1,260	5.500%, 6/01/17	6/16 at 100.00	BBB–		1,332,148
1,330	5.500%, 6/01/18	6/16 at 100.00	BBB–		1,401,847

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A		1,527,110
177,380	Total Michigan				183,445,733
	Minnesota – 0.8%

	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
1,050	5.250%, 12/01/10	No Opt. Call	Baa1		1,088,031
3,130	5.250%, 12/01/11	No Opt. Call	Baa1		3,265,967

805	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – MBIA Insured	2/07 at 100.00	AAA		821,486

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	Baa1		1,054,330

950	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Facility Revenue Bonds, Regions Hospital, Series 1998, 5.000%, 5/15/09	No Opt. Call	BBB		968,231

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R		485,089

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Minnesota (continued)

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
$225	5.000%, 2/01/12	No Opt. Call	N/R	$230,472
375	5.000%, 2/01/13	No Opt. Call	N/R	385,219
400	5.000%, 2/01/14	No Opt. Call	N/R	410,156
300	5.000%, 2/01/15	No Opt. Call	N/R	307,632

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	Baa3	2,888,726

2,685	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	2,866,345

5,000	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 – ACA Insured	No Opt. Call	A	5,334,100
19,065	Total Minnesota			20,105,784
	Mississippi – 0.4%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/07 at 100.00	BBB–	8,753,008
	Missouri – 2.1%

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,290	4.250%, 3/01/12	No Opt. Call	BBB+	1,290,077
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,468,604
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,523,726

6,220	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/15 – MBIA Insured	3/14 at 100.00	Aaa	6,652,414

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,444,109

	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A:
320	5.375%, 11/15/09	11/08 at 102.00	N/R	319,850
3,650	5.800%, 11/15/17	11/08 at 102.00	N/R	3,675,477

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/12 at 100.00	AAA	14,087,179

300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997, 5.550%, 2/01/09	2/07 at 102.00	N/R	305,589

14,380	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	15,341,303
48,340	Total Missouri			51,108,328
	Montana – 0.2%

6,665	Montana Health Facility Authority, Healthcare Facility Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	6/07 at 101.00	BB+	6,754,178
	Nevada – 0.1%

1,925	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	5/07 at 103.00	N/R	1,986,889

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	A	3,337,470
4,925	Total Nevada			5,324,359
	New Hampshire – 0.5%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+	421,520
430	5.000%, 7/01/15	No Opt. Call	BBB+	448,585
445	5.000%, 7/01/16	No Opt. Call	BBB+	464,691

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New Hampshire (continued)

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
$415	5.250%, 6/01/13	No Opt. Call	Baa3		$433,285
1,000	5.250%, 6/01/21	6/16 at 100.00	Baa3		1,041,490

10,000	New Hampshire Housing Finance Authority, Multifamily Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa		10,390,900
12,695	Total New Hampshire				13,200,471
	New Jersey – 5.0%

1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13	No Opt. Call	BBB		1,169,403

14,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		14,976,500

1,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 7.000%, 12/01/29 (Mandatory put 12/01/09) (Alternative Minimum Tax)	No Opt. Call	BBB		1,071,080

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,760	5.375%, 6/15/15	No Opt. Call	BBB		8,282,403
2,270	5.625%, 6/15/19	6/10 at 100.00	BBB		2,373,353

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	Baa3		407,828

8,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	AAA		8,787,800

	New Jersey, General Obligation Bonds, Series 2001H:
8,070	5.250%, 7/01/12	No Opt. Call	AA		8,631,591
6,150	5.250%, 7/01/12 – FGIC Insured	No Opt. Call	AAA		6,587,327

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
6,815	5.000%, 6/01/09 (ETM)	No Opt. Call	BBB	(3)	6,991,781
6,315	5.500%, 6/01/12 (ETM)	No Opt. Call	BBB	(3)	6,814,264

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
100	5.000%, 6/01/14 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(3)	105,516
100	5.000%, 6/01/15 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(3)	105,516
9,535	5.750%, 6/01/16 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(3)	10,402,780
6,925	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(3)	7,431,148
1,890	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(3)	2,016,932

37,800	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%, 6/01/23 (WI/DD, Settling 2/01/07)	6/17 at 100.00	BBB		37,132,828
118,300	Total New Jersey				123,288,050
	New Mexico – 0.3%

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(3)	8,176,004
	New York – 12.4%

3,635	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/17 – MBIA Insured	7/16 at 100.00	AAA		3,923,692

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
2,150	5.000%, 11/01/13	11/10 at 100.00	Aa1		2,229,357
1,065	5.000%, 11/01/14	11/10 at 100.00	Aa1		1,104,309

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	A+	(3)	17,031,710

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New York (continued)

$3,160	Dormitory Authority of the State of New York, Revenue Bonds, Catskill Regional Hospital, Series 2004, 5.250%, 2/15/17 – FGIC Insured	2/15 at 100.00	AAA		$3,421,079

5,925	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 1997B, 5.500%, 8/15/17	2/07 at 102.00	AA–		6,049,958

16,500	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 – FSA Insured	No Opt. Call	AAA		17,449,740

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 – MBIA Insured	10/12 at 100.00	AAA		8,870,350

16,845	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.000%, 12/01/18 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA		17,314,639

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
12,500	5.250%, 12/01/13	No Opt. Call	A–		13,491,375
1,540	5.250%, 6/01/14	No Opt. Call	A–		1,666,003

17,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D, 5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AAA		17,995,180

16,195	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 – AMBAC Insured	11/15 at 100.00	AAA		17,468,899

8,180	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	8/08 at 101.00	AA–		8,430,144

2,590	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13 (Pre-refunded 8/01/08)	8/08 at 101.00	AA–	(3)	2,679,744

	New York City, New York, General Obligation Bonds, Fiscal Series 2004A:
10,185	5.000%, 8/01/11	No Opt. Call	AA–		10,652,695
7,080	5.000%, 8/01/12	No Opt. Call	AA–		7,456,798

	New York City, New York, General Obligation Bonds, Fiscal Series 2004B:
15,000	5.250%, 8/01/11	No Opt. Call	AA–		15,842,400
5,000	5.250%, 8/01/12	No Opt. Call	AA–		5,327,450

	New York City, New York, General Obligation Bonds, Fiscal Series 2004I:
8,680	5.000%, 8/01/16 – MBIA Insured	8/14 at 100.00	AAA		9,262,602
5,775	5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AAA		6,192,417

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AAA		5,361,400

2,785	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB		2,851,729

7,090	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Second Resolution, New York City Municipal Water Finance Authority Projects, Subordinated Series 2006B, 5.000%, 6/15/21	6/16 at 100.00	Aa1		7,573,538

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1		16,353,718

5,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A, 5.500%, 3/15/18 (Pre-refunded 3/15/12)	3/12 at 100.00	AAA		5,419,850

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA–		2,085,740
40,000	5.500%, 6/01/17	6/11 at 100.00	AA–		42,551,196

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
15,000	5.500%, 6/01/17	6/11 at 100.00	AA–		15,944,400
10,000	5.500%, 6/01/18	6/12 at 100.00	AA–		10,735,800

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		1,079,240

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New York (continued)

$200	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R		$201,972
286,650	Total New York				304,019,124
	North Carolina – 2.9%

11,230	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 7.000%, 1/01/08	No Opt. Call	BBB		11,547,697

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15	1/09 at 102.00	BBB		2,615,075

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
20,000	5.375%, 1/01/13	No Opt. Call	BBB		21,408,200
11,000	5.125%, 1/01/23	1/13 at 100.00	BBB		11,448,800

2,000	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A, 5.000%, 2/01/11	No Opt. Call	AA+		2,084,660

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	AA–		2,096,420

500	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006B, 4.200%, 7/01/10	7/08 at 100.00	N/R		501,590

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
7,000	5.500%, 1/01/13	No Opt. Call	A3		7,534,730
10,000	5.250%, 1/01/18 – MBIA Insured	1/13 at 100.00	AAA		10,671,400

520	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10 (ETM)	6/07 at 100.00	N/R	(3)	526,750
66,750	Total North Carolina				70,435,322
	Ohio – 1.3%

3,930	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006A, 5.000%, 1/01/13	No Opt. Call	A–		4,094,117

9,500	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001C, 5.000%, 1/01/26 – FSA Insured	1/17 at 100.00	AAA		10,051,665

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	AAA		1,052,620

5,635	Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan Sewer District, Series 2003A, 5.000%, 12/01/15 – MBIA Insured	12/13 at 100.00	AAA		6,009,333

1,970	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/15	No Opt. Call	A–		2,084,831

6,140	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II, 5.375%, 12/01/12	No Opt. Call	AA		6,633,042

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		772,081
805	5.000%, 11/15/16	No Opt. Call	A–		846,828
29,715	Total Ohio				31,544,517
	Oklahoma – 0.6%

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB–		2,666,357

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 – FGIC Insured	7/13 at 101.00	AAA		8,948,520

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	BBB+		125,149
700	5.250%, 5/15/13	No Opt. Call	BBB+		733,033
790	5.250%, 5/15/14	No Opt. Call	BBB+		829,318
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+		1,100,264
13,530	Total Oklahoma				14,402,641

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Oregon – 0.3%

$7,445	Portland, Oregon, Sewer System Revenue Bonds, Series 2004A, 5.000%, 10/01/16 – FSA Insured	10/14 at 100.00	AAA	$7,977,690
	Pennsylvania – 1.1%

5,475	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–	5,709,330

495	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998, 4.950%, 4/01/08	No Opt. Call	BBB–	496,599

5,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%, 8/01/17 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	5,458,150

13,655	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	AAA	14,508,438
24,625	Total Pennsylvania			26,172,517
	Puerto Rico – 2.9%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 – MBIA Insured	7/12 at 101.00	AAA	4,541,292
5,000	5.000%, 7/01/20 – MBIA Insured	7/12 at 101.00	AAA	5,306,850

10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	10,925,800

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004J, 5.000%, 7/01/28 (Mandatory put 7/01/12)	7/12 at 100.00	BBB	3,121,740

5,500	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2004A, 5.750%, 8/01/27 (Mandatory put 2/01/12)	2/12 at 100.00	BBB–	5,892,425

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/16 – MBIA Insured	No Opt. Call	AAA	11,280,000

10,000	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 – FGIC Insured	No Opt. Call	AAA	10,847,800

5,280	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Z, 6.250%, 7/01/15 – MBIA Insured	No Opt. Call	AAA	6,189,638

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA	11,806,410

2,200	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.000%, 5/15/08	No Opt. Call	BBB	2,221,032
66,180	Total Puerto Rico			72,132,987
	Rhode Island – 0.4%

2,265	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Johnson and Wales University, Series 2003, 5.000%, 4/01/10 – XLCA Insured	No Opt. Call	AAA	2,343,550

7,895	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB	8,433,044
10,160	Total Rhode Island			10,776,594
	South Carolina – 0.7%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa	4,377,000

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	BBB+	1,588,455
2,000	5.250%, 12/01/24	12/15 at 100.00	BBB+	2,114,940

3,600	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 1999A, 5.500%, 1/01/11 – MBIA Insured	1/10 at 101.00	AAA	3,802,644

5,700	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB	6,075,630
16,800	Total South Carolina			17,958,669

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	South Dakota – 0.4%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
$450	5.000%, 4/01/09	No Opt. Call	BBB+	$456,377
760	5.000%, 4/01/17	4/13 at 100.00	BBB+	775,702
800	5.000%, 4/01/18	4/13 at 100.00	BBB+	814,168
840	5.000%, 4/01/19	4/13 at 100.00	BBB+	853,524
820	5.000%, 4/01/20	4/13 at 100.00	BBB+	831,890

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	A+	4,205,680

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
275	4.500%, 9/01/10	No Opt. Call	A–	278,256
295	4.500%, 9/01/12	No Opt. Call	A–	299,354
300	4.550%, 9/01/14	No Opt. Call	A–	304,548
8,540	Total South Dakota			8,819,499
	Tennessee – 2.3%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+	739,031
750	5.000%, 7/01/18	7/16 at 100.00	BBB+	770,670

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
14,645	5.000%, 12/01/13 – MBIA Insured	No Opt. Call	AAA	15,643,203
10,000	5.000%, 12/01/15 – MBIA Insured	12/13 at 100.00	AAA	10,633,400
15,500	5.000%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	16,396,055

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB	525,415

2,000	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB	2,091,560

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R	7,477,670

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+	1,451,744
52,860	Total Tennessee			55,728,748
	Texas – 6.8%

5,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 – MBIA Insured	11/13 at 100.00	AAA	5,346,000

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 – MBIA Insured	5/13 at 100.00	AAA	9,393,120

6,585	Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, Series 1997, 6.500%, 8/01/23 (Pre-refunded 8/01/08)	8/08 at 100.00	AAA	6,854,063

11,675	Dallas, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/18	2/15 at 100.00	AA+	12,440,880

3,000	Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation Refunding Bonds, Series 1993, 0.000%, 2/15/09	No Opt. Call	AAA	2,774,190

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
3,290	5.000%, 12/01/09	No Opt. Call	A+	3,372,250
1,475	5.250%, 12/01/10	No Opt. Call	A+	1,535,313
1,000	5.250%, 12/01/11	No Opt. Call	A+	1,049,230
1,150	5.250%, 12/01/12	No Opt. Call	A+	1,215,182
1,000	5.250%, 12/01/13	No Opt. Call	A+	1,062,060

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	2/07 at 100.00	AAA	7,592,550

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Texas (continued)

$12,555	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health, Series 1999A, 5.625%, 7/01/12 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	$13,189,028

15,000	Harris County, Texas, Subordinate Lien General Obligation Bonds, Series 2004B, 5.000%, 8/15/32 (Mandatory put 8/15/12) – FSA Insured	No Opt. Call	AAA	15,826,050

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
3,500	5.250%, 5/15/11 – MBIA Insured	No Opt. Call	AAA	3,692,535
5,750	5.250%, 5/15/12 – MBIA Insured	No Opt. Call	AAA	6,128,178
3,595	5.250%, 5/15/13 – MBIA Insured	No Opt. Call	AAA	3,864,194

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AAA	6,594,120
5,385	5.750%, 12/01/16 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AAA	5,918,223

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/14 – FSA Insured	12/11 at 100.00	AAA	10,725,400

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded 12/01/12) – FSA Insured	12/12 at 100.00	AAA	10,601,600

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–	1,642,706

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – FSA Insured	10/15 at 100.00	AAA	6,473,277

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 – AMBAC Insured	5/13 at 100.00	AAA	4,829,921

3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	AAA	3,724,979

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2	9,102,264
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2	9,989,312

800	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09	No Opt. Call	Baa3	818,920
156,275	Total Texas			165,755,545
	Virgin Islands – 0.0%

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09	7/08 at 101.00	N/R	1,015,240
	Virginia – 0.9%

2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A3	2,507,247

5,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Goverment Center Properties, Series 2003, 5.000%, 5/15/14	No Opt. Call	AA+	5,361,500

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2003B:
2,685	5.250%, 10/01/14 – FGIC Insured	10/13 at 100.00	AAA	2,897,491
2,280	5.250%, 10/01/15 – FGIC Insured	10/13 at 100.00	AAA	2,456,951

555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	10/09 at 101.00	A3	580,574

7,135	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19	6/15 at 100.00	BBB	7,500,954
20,025	Total Virginia			21,304,717

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Washington – 3.9%

$2,505	Chelan County Public Utility District 1, Washington, Rocky Reach Hydroelectric System Revenue Bonds, Series 1968, 5.125%, 7/01/23	7/07 at 100.00	AA		$2,507,129

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA	(3)	2,686,125

4,730	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station – Nuclear Project 2, Series 2004A, 5.250%, 7/01/11 – AMBAC Insured	No Opt. Call	AAA		5,003,347

	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station – Nuclear Project 2, Series 2003A:
4,145	5.500%, 7/01/12	No Opt. Call	Aaa		4,473,201
4,100	5.500%, 7/01/14	No Opt. Call	Aaa		4,511,886

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2001A, 5.500%, 7/01/12 – FSA Insured	7/11 at 101.00	AAA		5,381,600

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – MBIA Insured	7/12 at 100.00	AAA		5,363,100

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,405,413

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		1,223,951

8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	AAA		9,643,239

5,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aaa		6,209,100

7,805	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1993B, 7.000%, 7/01/09	No Opt. Call	Aaa		8,364,072

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
5,000	5.250%, 6/01/09	No Opt. Call	BBB		5,106,850
320	5.500%, 6/01/12	No Opt. Call	BBB		338,342
6,470	6.500%, 6/01/26	6/13 at 100.00	BBB		7,102,895

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – MBIA Insured	No Opt. Call	AAA		14,218,200

7,845	Washington, Various Purpose General Obligation Bonds, Series 2000A, 5.625%, 7/01/21 (Pre-refunded 7/01/10) – FSA Insured	7/10 at 100.00	AAA		8,311,071
87,760	Total Washington				95,849,521
	Wisconsin – 4.0%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
3,000	5.000%, 6/01/08	No Opt. Call	BBB		3,028,890
1,265	5.000%, 6/01/09	No Opt. Call	BBB		1,285,936
150	5.500%, 6/01/10	No Opt. Call	BBB		155,784
100	5.750%, 6/01/12	No Opt. Call	BBB		107,060
4,100	6.000%, 6/01/17	6/12 at 100.00	BBB		4,409,550

4,552	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	AAA		4,877,195

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College, Series 1998, 5.000%, 10/01/09	10/07 at 101.00	BBB		756,990

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		2,042,180

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	AAA		7,911,221

11,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006, 5.250%, 8/15/20	8/16 at 100.00	A–		12,601,287

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Wisconsin (continued)

$10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	A–		$10,457,427

10,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27 (Alternative Minimum Tax)	9/08 at 101.50	AA		10,185,300

3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA		3,645,324

2,820	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(3)	3,017,287

8,105	Wisconsin, General Obligation Bonds, Series 2001F, 5.250%, 5/01/20 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA		8,645,198

	Wisconsin, General Obligation Bonds, Series 2005I:
5,000	5.000%, 5/01/15 – MBIA Insured	No Opt. Call	AAA		5,387,450
17,620	5.000%, 5/01/16 – MBIA Insured	5/15 at 100.00	AAA		18,921,061
91,932	Total Wisconsin				97,435,140
$2,297,410	Total Investments (cost $2,369,696,417) – 99.2%				2,434,059,301
	Other Assets Less Liabilities – 0.8%				18,577,125

	Net Assets – 100%				$2,452,636,426

Forward Swaps outstanding at January 31, 2007:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (4)	Termination Date	Unrealized Appreciation (Depreciation)
JP Morgan	$50,000,000	Receive	3-Month USD-LIBOR	5.054%	Semi-Annually	11/09/07	11/09/12	$354,615

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2007, the cost of investments was $2,365,578,396.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$71,904,237
Depreciation	(3,423,332)
Net unrealized appreciation (depreciation) of investments	$68,480,905

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value
	Alabama – 2.2%

$3,815	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12	12/11 at 101.00	A–	$4,046,265

3,630	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/12	No Opt. Call	Baa1	3,759,700

2,595	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%, 6/01/09	No Opt. Call	Baa3	2,600,761

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3	1,038,980
1,000	5.000%, 11/15/14	No Opt. Call	A3	1,040,010

1,500	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 1994A, 4.650%, 12/01/11	6/09 at 100.00	BBB	1,520,520

1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 1998A, 4.750%, 4/01/10	No Opt. Call	BBB	1,009,890
14,540	Total Alabama			15,016,126
	Arizona – 1.7%

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
1,025	5.125%, 5/15/09	No Opt. Call	A–	1,050,256
695	5.250%, 5/15/11	No Opt. Call	A–	727,074
1,000	5.250%, 5/15/12	No Opt. Call	A–	1,053,630

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13	No Opt. Call	Baa1	3,198,056
3,000	5.000%, 4/01/15	No Opt. Call	Baa1	3,129,510

2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative Minimum Tax)	No Opt. Call	BBB	2,004,020
10,800	Total Arizona			11,162,546
	Arkansas – 1.0%

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
1,620	5.500%, 11/01/11	No Opt. Call	Baa2	1,687,408
3,415	5.500%, 11/01/12	11/11 at 101.00	Baa2	3,578,135

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12	No Opt. Call	BBB	1,662,957
6,640	Total Arkansas			6,928,500
	California – 10.2%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
5,000	5.500%, 5/01/07	No Opt. Call	A1	5,022,350
3,000	5.500%, 5/01/08	No Opt. Call	A1	3,066,120
9,900	5.500%, 5/01/13 – AMBAC Insured	5/12 at 101.00	AAA	10,784,167

2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2005G, 5.000%, 7/01/09	No Opt. Call	A	2,557,250

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	A3	1,050,080

5,000	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding Bonds, Archstone Communities Trust, Archstone Oakridge Apartments, Series 1999E, 5.300%, 6/01/29 (Mandatory put 6/01/08)	No Opt. Call	BBB+	5,090,900

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB+	1,055,320

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value
	California (continued)

$4,750	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)	No Opt. Call	BBB	$4,809,375

1,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/12	No Opt. Call	AA+	1,072,630

9,650	California, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A+	10,249,169

10,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AAA	10,955,198

	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001:
1,105	4.750%, 2/01/08	No Opt. Call	Baa2	1,108,050
1,115	4.750%, 2/01/09	No Opt. Call	Baa2	1,121,021
1,210	4.750%, 2/01/10	No Opt. Call	Baa2	1,218,906

	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005:
1,000	5.000%, 8/15/07	No Opt. Call	N/R	1,005,820
1,505	5.000%, 8/15/12	No Opt. Call	N/R	1,567,172
1,000	5.000%, 8/15/13	No Opt. Call	N/R	1,046,360

180	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA	218,279

160	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series M, 9.000%, 4/01/13 (ETM)	No Opt. Call	AAA	186,125

2,315	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 – FGIC Insured (ETM)	No Opt. Call	AAA	2,389,219

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa3	1,490,446
1,500	5.000%, 9/01/15	No Opt. Call	Baa3	1,575,195
65,310	Total California			68,639,152
	Colorado – 1.3%

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005:
260	5.000%, 6/01/08	No Opt. Call	A–	263,169
275	5.000%, 6/01/09	No Opt. Call	A–	280,316
250	5.000%, 6/01/11	No Opt. Call	A–	258,065

	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2001:
660	5.300%, 9/01/07	No Opt. Call	A3	664,943
690	5.400%, 9/01/08	No Opt. Call	A3	703,752
830	5.500%, 9/01/09	No Opt. Call	A3	857,050

	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004:
680	4.500%, 1/15/09	No Opt. Call	BBB+	684,542
500	5.000%, 1/15/11	No Opt. Call	BBB+	514,610

2,450	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – MBIA Insured	No Opt. Call	AAA	2,613,121

	Stonegate Village Metropolitan District, Colorado, General Obligation Bonds, Series 2006:
1,140	3.500%, 12/01/11 – MBIA Insured	12/08 at 100.00	AAA	1,124,735
1,000	3.500%, 12/01/12 – MBIA Insured	12/08 at 100.00	AAA	981,580
8,735	Total Colorado			8,945,883
	Connecticut – 2.1%

185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.125%, 7/01/07	No Opt. Call	BBB–	185,821

10,000	Connecticut, General Obligation Bonds, Series 2002E, 5.500%, 11/15/13 – FSA Insured	11/12 at 100.00	AAA	10,870,498

3,000	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)	No Opt. Call	A–	3,038,400
13,185	Total Connecticut			14,094,719

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value
	Delaware – 1.0%

$2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	Baa2		$2,076,400

2,155	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Mandatory put 7/01/10) (Alternative Minimum Tax)	No Opt. Call	Baa2		2,239,153

	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A:
580	5.250%, 6/01/09	No Opt. Call	BBB+		594,013
1,215	5.250%, 6/01/10	No Opt. Call	BBB+		1,254,986

505	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB+		526,099
6,455	Total Delaware				6,690,651
	Florida – 3.0%

8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – FSA Insured	No Opt. Call	AAA		8,966,960

250	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005A, 5.000%, 11/15/12	No Opt. Call	A+		261,410

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,730,372

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2		2,810,754

2,165	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	7/07 at 101.00	BBB+		2,210,227

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	BBB+		3,983,945
18,625	Total Florida				19,963,668
	Georgia – 0.8%

3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/12 – FGIC Insured	No Opt. Call	AAA		3,229,710

1,175	Banks County, Georgia, General Obligation Bonds, Series 2006, 5.000%, 12/01/12 – AMBAC Insured	No Opt. Call	Aaa		1,248,402

350	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – MBIA Insured	No Opt. Call	AAA		409,567

210	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – MBIA Insured	No Opt. Call	AAA		241,324
4,735	Total Georgia				5,129,003
	Illinois – 3.1%

4,275	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.000%, 7/01/08 (ETM)	No Opt. Call	AA	(3)	4,347,632

5,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Series 2006, 4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	AAA		5,039,700

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 – XLCA Insured	No Opt. Call	AAA		1,187,221
1,030	5.000%, 11/15/12 – XLCA Insured	No Opt. Call	AAA		1,085,146

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,785	5.250%, 11/15/09	No Opt. Call	A		1,841,549
2,540	5.250%, 11/15/10	No Opt. Call	A		2,640,940

3,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa2		3,116,310

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value
	Illinois (continued)

$1,655	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		$1,702,664
20,420	Total Illinois				20,961,162
	Indiana – 1.6%

	Goshen, Indiana, Revenue Refunding Bonds, Greencroft Obligation Group, Series 1998:
790	5.250%, 8/15/07	No Opt. Call	N/R		792,520
680	5.300%, 8/15/08	No Opt. Call	N/R		685,821
775	5.350%, 8/15/09	8/08 at 101.00	N/R		784,889

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/12	No Opt. Call	A+		1,036,340

3,200	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A, 5.000%, 11/01/07	No Opt. Call	AA–		3,231,136

4,150	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana and Michigan Power Company, Series 2002A, 4.900%, 6/01/25 (Mandatory put 6/01/07)	No Opt. Call	BBB		4,168,966
10,595	Total Indiana				10,699,672
	Iowa – 0.0%

200	City of Muscatine, Iowa, Electric Revenue Bonds, Series 1980, 9.700%, 1/01/13 (ETM)	No Opt. Call	AAA		233,168
	Kansas – 1.1%

2,000	Burlington, Kansas, Environmental Improvement Revenue Refunding Bonds, Kansas City Power and Light Company, Series 1998B, 4.750%, 9/01/15 (Mandatory put 10/01/07)	No Opt. Call	A3		2,007,640

	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L:
1,000	5.250%, 11/15/11	No Opt. Call	A2		1,048,810
650	5.250%, 11/15/14	No Opt. Call	A2		692,146

3,665	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		3,887,099
7,315	Total Kansas				7,635,695
	Kentucky – 1.8%

8,500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(3)	8,925,340

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 – FSA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,463,699

985	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.000%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	Baa3		989,886
11,790	Total Kentucky				12,378,925
	Louisiana – 0.2%

360	Jefferson Parish Hospital Service District No. 1, Hospital Revenue Bonds (Series 1979) Parish of Jefferson, State of Louisiana (West Jefferson General Hospital Project), 7.250%, 1/01/09 (ETM)	No Opt. Call	Aaa		375,224
	Maryland – 0.3%

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004:
515	5.000%, 8/15/09	No Opt. Call	A3		528,122
1,755	5.000%, 8/15/10	No Opt. Call	A3		1,811,476
2,270	Total Maryland				2,339,598

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value
	Massachusetts – 6.2%

$1,935	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		$1,962,380

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,000	5.500%, 1/01/10 – MBIA Insured	No Opt. Call	AAA		5,217,650
5,000	5.625%, 1/01/12 – MBIA Insured	No Opt. Call	AAA		5,374,200

750	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Issue E, Series 1997B, 5.350%, 7/01/07 – AMBAC Insured (Alternative Minimum Tax)	4/07 at 101.50	AAA		753,345

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
1,270	5.250%, 10/01/09 – RAAI Insured	No Opt. Call	AA		1,312,469
545	5.250%, 10/01/10 – RAAI Insured	No Opt. Call	AA		568,086
1,625	5.000%, 10/01/11 – RAAI Insured	No Opt. Call	AA		1,694,518

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 1999B, 5.000%, 7/01/09	No Opt. Call	AA		718,627

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,745	5.150%, 12/01/07 (Alternative Minimum Tax)	No Opt. Call	BBB		1,758,594
2,500	5.200%, 12/01/08 (Alternative Minimum Tax)	No Opt. Call	BBB		2,549,050

5,000	Massachusetts, Federal Highway Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 – FSA Insured	12/10 at 100.00	Aaa		5,341,250

8,555	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA		9,155,219

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		5,327,000

20	The Commonwealth of Massachusetts, General Obligation Bonds, Series 1992B Refunding, 6.500%, 8/01/08 (ETM)	No Opt. Call	AA	(3)	20,786

39,645	Total Massachusetts				41,753,174
	Michigan – 1.7%

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(3)	2,152,040

3,515	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – FSA Insured	No Opt. Call	AAA		3,804,285

153	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series 2001, 7.360%, 3/01/07	No Opt. Call	N/R		153,179

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A:
2,000	5.000%, 3/01/09 (ETM)	No Opt. Call	A1	(3)	2,048,980
3,000	5.500%, 3/01/13 (ETM)	No Opt. Call	A1	(3)	3,266,940
10,668	Total Michigan				11,425,424
	Minnesota – 1.2%

6,485	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A3, 5.700%, 4/01/27	2/16 at 100.00	AAA		6,904,538

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2		1,330,725
7,735	Total Minnesota				8,235,263

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value
	Mississippi – 1.2%

$5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	A2	$5,149,350

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB	2,716,552
7,660	Total Mississippi			7,865,902
	Missouri – 0.4%

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,000	5.000%, 4/01/12	No Opt. Call	N/R	1,043,120
500	5.000%, 4/01/13	No Opt. Call	N/R	523,995

700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997, 5.500%, 2/01/07	No Opt. Call	N/R	700,000

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
150	5.000%, 11/01/08	No Opt. Call	N/R	150,624
215	5.000%, 11/01/09	No Opt. Call	N/R	216,107
300	5.000%, 11/01/11	No Opt. Call	N/R	302,436
2,865	Total Missouri			2,936,282
	Montana – 0.5%

3,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)	No Opt. Call	BBB+	3,063,240
	Nebraska – 0.8%

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical Center, Series 2003:
1,330	5.000%, 11/15/07	No Opt. Call	A1	1,340,720
1,725	5.000%, 11/15/08	No Opt. Call	A1	1,753,204
2,540	5.000%, 11/15/09	No Opt. Call	A1	2,598,826
5,595	Total Nebraska			5,692,750
	Nevada – 1.9%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
670	5.500%, 9/01/07	No Opt. Call	BBB	674,315
610	5.500%, 9/01/08	No Opt. Call	BBB	619,614
685	5.500%, 9/01/09	No Opt. Call	BBB	701,419
535	5.750%, 9/01/10	No Opt. Call	BBB	556,432
970	6.000%, 9/01/13	9/12 at 101.00	BBB	1,042,440

2,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 – AMBAC Insured	No Opt. Call	AAA	2,077,960

7,060	Nevada State Motor Vehicle Fuel Tax Revenue Bonds, Series 2006, 5.000%, 12/01/11 – FSA Insured	No Opt. Call	AAA	7,428,885
12,530	Total Nevada			13,101,065
	New Jersey - 6.9%

5,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.000%, 6/15/12 – FGIC Insured	No Opt. Call	AAA	5,268,000

4,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005O, 5.000%, 3/01/12	No Opt. Call	AA–	4,205,120

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
2,000	5.000%, 9/01/13	No Opt. Call	AA–	2,126,000
2,325	5.000%, 9/01/14	No Opt. Call	AA–	2,488,587

	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A:
3,520	5.250%, 9/01/13 – FSA Insured	No Opt. Call	AAA	3,813,638
3,710	5.250%, 9/01/14 – FSA Insured	No Opt. Call	AAA	4,056,811

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value
	New Jersey (continued)

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
$2,700	5.750%, 6/01/09 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		$2,733,075
2,410	5.800%, 6/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,440,896
2,665	5.900%, 6/01/11 – MBIA Insured (Alternative Minimum Tax)	6/10 at 101.00	AAA		2,701,697

40	New Jersey Highway Authority, Senior Revenue Refunding Bonds, Garden State Parkway, Series 1992, 6.200%, 1/01/10 (ETM)	No Opt. Call	AAA		41,910

1,000	New Jersey Transit Corporation, Capital Grant Anticipation Notes, Series 2000B, 5.500%, 2/01/08 – AMBAC Insured	No Opt. Call	AAA		1,018,030

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.750%, 12/15/12 – FSA Insured	No Opt. Call	AAA		5,496,200

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – MBIA Insured (ETM)	No Opt. Call	AAA		5,491,450

115	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	Aaa		121,507

140	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AAA		158,379

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
120	6.500%, 1/01/16	No Opt. Call	A		137,833
25	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA		28,851

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
75	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		86,702
10	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA		11,560
360	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		416,167
85	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		98,262
120	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA		138,722

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 – FGIC Insured	No Opt. Call	Aaa		2,782,028

620	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(3)	661,639
43,665	Total New Jersey				46,523,064
	New Mexico – 2.8%

	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006:
2,460	5.000%, 11/01/11 – CIFG Insured	No Opt. Call	AAA		2,566,936
2,590	5.000%, 11/01/12 – CIFG Insured	No Opt. Call	AAA		2,721,028
2,720	5.000%, 11/01/13 – CIFG Insured	No Opt. Call	AAA		2,873,571

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,710	4.800%, 8/01/10	No Opt. Call	AA–		2,785,690
3,505	4.900%, 8/01/11	No Opt. Call	AA–		3,638,435

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,103,108

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,046,820
18,040	Total New Mexico				18,735,588
	New York – 11.9%

700	Albany Housing Authority, Albany, New York, Limited Obligation Bonds, Series 1995, 5.850%, 10/01/07	4/07 at 101.00	A3		707,994

	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
1,570	5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	Aaa		1,663,368
1,785	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	Aaa		1,905,380

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value
	New York (continued)

$3,145	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11	No Opt. Call	AA–		$3,443,398

1,990	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11 (ETM)	No Opt. Call	AA–	(3)	2,182,274

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1		1,044,711
1,040	5.500%, 7/01/13	No Opt. Call	Baa1		1,109,597

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 – FSA Insured (ETM)	No Opt. Call	AAA		6,032,195

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		1,085,530

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/12	No Opt. Call	A		3,700,375

10,000	New York City Transitional Finance Authority, New York, Senior Lien Future Tax Secured Bonds, Fiscal Series 2005A-1, 5.000%, 11/01/08	No Opt. Call	AAA		10,228,900

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	AA–		3,033,533
2,000	5.000%, 8/01/10	No Opt. Call	AA–		2,074,840

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	AA–		5,386,200

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 - FSA Insured	No Opt. Call	AAA		5,081,657

7,435	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA–		7,869,873

565	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)	1/11 at 100.00	AA–	(3)	601,640

5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 – FGIC Insured	3/13 at 100.00	AAA		5,465,300

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa3		1,586,895

700	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R		706,902

12,265	Suffolk County Industrial Development Agency, New York, Resource Recovery Revenue Bonds, Huntington LP, Series 1999, 5.950%, 10/01/09 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	AAA		12,912,345

2,070	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA–		2,189,605
75,285	Total New York				80,012,512
	North Carolina – 3.0%

3,670	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2005, 3.550%, 1/15/08 – FSA Insured	No Opt. Call	AAA		3,664,312

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	BBB		4,269,840

7,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10	No Opt. Call	BBB		7,280,840

4,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/11	No Opt. Call	A3		4,749,840
19,170	Total North Carolina				19,964,832

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value
	Ohio – 3.5%

$1,355	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08	No Opt. Call	Baa1	$1,360,989

2,955	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 1982, 7.000%, 1/01/12 (ETM)	No Opt. Call	AAA	3,216,872

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	AA–	3,169,890
2,000	5.500%, 1/01/12	No Opt. Call	AA–	2,136,760

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A	1,202,084
845	5.500%, 8/15/12	No Opt. Call	A	898,767

235	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2004, 5.000%, 12/01/10	No Opt. Call	AAA	245,258

670	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA–	673,049

8,915	Ohio, General Obligation Refunding Bonds, Higher Education, Series 2002C, 5.500%, 11/01/12	No Opt. Call	AA+	9,688,287

720	Sandusky County, Ohio, Hospital Facilities Revenue Refunding Bonds, Memorial Hospital, Series 1998, 5.100%, 1/01/09	1/08 at 102.00	BBB–	721,598
21,835	Total Ohio			23,313,554
	Oklahoma – 0.3%

1,935	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AAA	2,047,172
	Oregon – 1.7%

7,500	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Series 2000A, 4.150%, 8/01/25 (Mandatory put 5/01/09) (Alternative Minimum Tax)	No Opt. Call	BBB	7,471,725

3,910	Oregon Department of Administrative Services, Certificates of Participation Refunding, Series 2002B, 5.000%, 5/01/08 – MBIA Insured	No Opt. Call	AAA	3,970,605
11,410	Total Oregon			11,442,330
	Pennsylvania – 8.6%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
360	4.150%, 2/15/11	No Opt. Call	Baa3	358,211
755	4.200%, 2/15/12	No Opt. Call	Baa3	752,108
785	4.300%, 2/15/13	No Opt. Call	Baa3	785,196
1,480	4.375%, 2/15/14	No Opt. Call	Baa3	1,482,190

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,710	5.000%, 5/01/12	No Opt. Call	Baa1	1,767,884
1,800	5.000%, 5/01/13	No Opt. Call	Baa1	1,865,106
1,890	5.000%, 5/01/14	No Opt. Call	Baa1	1,959,382

2,000	Allegheny County, Pennsylvania, Revenue Refunding Bonds, Greater Pittsburgh International Airport, Series 1999, 5.625%, 1/01/10 - FGIC Insured (Alternative Minimum Tax)	No Opt. Call	AAA	2,090,800

2,640	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–	2,752,992

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – MBIA Insured (ETM)	No Opt. Call	AAA	1,098,951

	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A:
4,000	6.500%, 1/01/08	No Opt. Call	BB+	4,072,560
7,000	6.000%, 1/01/09	1/08 at 102.00	BB+	7,223,580

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value
	Pennsylvania (continued)

$4,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	7/07 at 100.00	B+		$4,065,600

2,510	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny Delaware Valley Obligated Group, Series 1996A, 5.600%, 11/15/09 – MBIA Insured	No Opt. Call	AAA		2,617,855

3,000	Pennsylvania, General Obligation Bonds, Second Series 2002, 5.500%, 5/01/17 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA		3,245,670

10,000	Pennsylvania, General Obligation Bonds, Series 2004, 5.375%, 7/01/16 – MBIA Insured	No Opt. Call	AAA		11,156,998

320	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds, Cricket Court Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative Minimum Tax)	No Opt. Call	N/R		321,424

1,995	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2006B, 4.500%, 9/01/11 – AMBAC Insured	No Opt. Call	AAA		2,053,593

85	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986, 7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	AAA		96,113

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
4,725	5.000%, 9/01/11 – MBIA Insured	No Opt. Call	AAA		4,962,290
2,750	5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AAA		2,910,985
54,815	Total Pennsylvania				57,639,488
	South Carolina – 3.6%

	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A:
1,690	5.000%, 8/15/08	No Opt. Call	A–		1,712,308
1,400	5.000%, 8/15/09	No Opt. Call	A–		1,427,524
1,980	5.000%, 8/15/10	No Opt. Call	A–		2,031,223

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB		7,704,680

7,215	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.250%, 12/01/09	No Opt. Call	AA–		7,492,128

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A		1,419,605

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 5.250%, 8/01/11	No Opt. Call	BBB+		2,080,720
22,720	Total South Carolina				23,868,188
	South Dakota – 0.0%

200	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA		223,006
	Tennessee – 2.3%

1,500	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/10	No Opt. Call	AA–		1,559,145

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+		541,391
695	5.000%, 7/01/14	No Opt. Call	BBB+		717,344

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R		7,477,670

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
1,645	5.750%, 9/01/08 (ETM)	No Opt. Call	N/R	(3)	1,691,093
1,740	6.125%, 9/01/09 (ETM)	No Opt. Call	N/R	(3)	1,831,141
1,350	6.250%, 9/01/10 (ETM)	No Opt. Call	N/R	(3)	1,449,711
14,805	Total Tennessee				15,267,495

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value
	Texas – 4.5%

$4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Baa2		$4,434,920

3,050	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	AAA		3,145,404

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
215	4.000%, 8/15/09	No Opt. Call	BBB–		213,334
605	4.125%, 8/15/10	No Opt. Call	BBB–		600,668

4,200	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Baylor Healthcare System, Series 2002, 5.500%, 5/15/08	No Opt. Call	AA–		4,281,018

9,000	Texas Municipal Gas Acquistion and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 3.928%, 12/15/09	4/07 at 100.00	AA–		9,004,500

5,000	Texas State, Transportation Commission Highway Fund Revenue Bonds, Series 2006A, 5.000%, 4/01/12	No Opt. Call	AAA		5,269,200

2,805	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Baa3		2,960,902
28,875	Total Texas				29,909,946
	Virginia – 1.0%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/12	No Opt. Call	BBB		400,624
400	4.000%, 9/01/13	No Opt. Call	BBB		399,484
400	4.000%, 9/01/14	No Opt. Call	BBB		398,644
400	4.125%, 9/01/15	No Opt. Call	BBB		399,472

5,000	York County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 1985, 5.500%, 7/01/09	5/07 at 101.00	Baa1		5,055,850
6,600	Total Virginia				6,654,074
	Washington – 2.4%

6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 – XLCA Insured	No Opt. Call	AAA		6,407,160

2,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded 10/01/09)	10/09 at 101.00	Aa3	(3)	2,133,020

4,160	Seattle, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 1999, 5.500%, 8/01/07 – FSA Insured	No Opt. Call	AAA		4,196,442

3,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 – FSA Insured (ETM)	No Opt. Call	AAA		3,683,085
15,660	Total Washington				16,419,707
	Wisconsin – 1.1%

600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development Inc., Series 1999, 5.625%, 11/15/09 (ETM)	No Opt. Call	N/R	(3)	612,570

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
1,000	5.625%, 10/01/10	No Opt. Call	AA–		1,049,800
1,100	5.625%, 10/01/11	No Opt. Call	AA–		1,166,924

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2005A, 5.000%, 4/01/08	No Opt. Call	AA–		1,013,340

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B:
600	6.250%, 2/15/09	No Opt. Call	BBB+		623,724
1,250	6.500%, 2/15/12	No Opt. Call	BBB+		1,374,138

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value
	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
$300	5.000%, 2/15/12	No Opt. Call	BBB+	$309,597
400	5.000%, 2/15/13	No Opt. Call	BBB+	413,736
350	5.000%, 2/15/14	No Opt. Call	BBB+	362,653
500	5.000%, 2/15/15	No Opt. Call	BBB+	519,195
7,100	Total Wisconsin			7,445,677
$633,788	Total Long-Term Investments (cost $659,995,937) – 98.9%			664,733,425
	SHORT-TERM INVESTMENTS – 0.2%

1,200	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.300%, 12/01/15 – MBIA Insured (4)		A–1+	1,200,000
$1,200	Total Short-Term Investments (cost $1,200,000)			1,200,000
	Total Investments (cost $661,195,937) – 99.1%			665,933,425

	Other Assets Less Liabilities – 0.9%			5,961,210

	Net Assets – 100%			$671,894,635

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2007, the cost of investments was $660,816,563.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$7,400,257
Depreciation	(2,283,395)
Net unrealized appreciation (depreciation) of investments	$5,116,862

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are not effective due to the matter discussed in Item(b) below, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

An internal control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the registrant’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the registrant’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

During the registrant’s reporting period ending on January 31, 2007, the following control deficiency was identified and determined to be a material weakness, as defined above, in the registrant’s internal control over financial reporting. The registrant’s controls related to the review and analysis of the relevant terms and conditions of certain transfers of municipal securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FASB 140). Although the error resulting from the misapplication of FASB 140 did not cause the January 31, 2007 financial statements to become materially misleading requiring restatement, it is management’s opinion that the controls in place were not sufficient to preclude a material misstatement that could have occurred in an annual or interim financial statement. Fund Management has taken the necessary actions as it deemed necessary to revise its internal controls over financial reporting to seek to increase the control’s effectiveness.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Jessica R. Droeger
Vice President and Secretary

Date March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date March 30, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date March 30, 2007